  Nationwide(R) VLI
Separate Account-4
   June 30, 2003

The BEST of AMERICA
[LOGO] America's FUTURE Life Series(SM)

                                                            2003

                                                      Semi-Annual Report

--------------------------------------------------------------------------------

                                                           [LOGO]
                                                        Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-0161-6/03

                                     [LOGO]
                                 Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VLI Separate Account-4.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered doubledigit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 52. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

Notes to Financial Statements, beginning on page 46, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         1,499 shares (cost $27,031) .......................................................   $       27,426

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         72,258 shares (cost $601,230) .....................................................          652,492

      AIM VIF Capital Development Fund - Series I (AIMCDF)
         9,477 shares (cost $94,707) .......................................................          101,970

      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         3,451 shares (cost $41,286) .......................................................           39,960

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         94,844 shares (cost $1,653,458) ...................................................        1,800,147

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         5,146,041 shares (cost $29,604,987) ...............................................       29,280,976

      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         14,626 shares (cost $152,578) .....................................................          151,083

      American Century VP International Fund - Class I (ACVPInt)
         10,579,481 shares (cost $57,489,859) ..............................................       57,340,787

      American Century VP Ultra Fund - Class I (ACVPUltra)
         185,118 shares (cost $1,422,978) ..................................................        1,517,967

      American Century VP Value Fund - Class I (ACVPVal)
         7,678,946 shares (cost $49,803,007) ...............................................       50,757,830

      Baron Capital Asset Trust (BCAT)
         75,075 shares (cost $1,296,002) ...................................................        1,394,891

      Calvert Social Equity Portfolio (CVSSEP)
         817 shares (cost $11,028) .........................................................           11,543

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         675,339 shares (cost $5,439,200) ..................................................        5,821,422

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         93,171 shares (cost $875,543) .....................................................          707,167

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         213,578 shares (cost $1,691,988) ..................................................        1,552,710

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         162,199 shares (cost $1,827,097) ..................................................        1,719,312

      Dreyfus GVIT International Value Fund - Class I (DryIntVal)
         1,042 shares (cost $11,157) .......................................................           10,804

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCaplx)
         3,010,097 shares (cost $37,139,974) ...............................................   $   37,054,293

      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         2,605 shares (cost $34,819) .......................................................           35,060

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCaplxS)
         349,869 shares (cost $3,414,368) ..................................................        3,775,086

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         690,529 shares (cost $18,020,896) .................................................       14,390,626

      Dreyfus Stock Index Fund (DryStklx)
         11,692,579 shares (cost $333,778,734) .............................................      291,145,216

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         1,270,175 shares (cost $42,074,476) ...............................................       39,654,874

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadl)
         44 shares (cost $1,376) ...........................................................            1,392

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         89,817 shares (cost $915,706) .....................................................          965,537

      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         1,443 shares (cost $24,017) .......................................................           23,819

      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         4,188 shares (cost $20,355) .......................................................           20,188

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         4,056,959 shares (cost $30,216,601) ...............................................       31,319,726

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         7,966,240 shares (cost $89,699,546) ...............................................       94,479,605

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         4,079,643 shares (cost $85,536,724) ...............................................       80,124,189

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         3,444,978 shares (cost $113,290,972) ..............................................       90,981,875

      Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
         4,289,347 shares (cost $25,561,380) ...............................................       27,366,034

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         2,781,440 shares (cost $33,534,469) ...............................................       33,266,025

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         3,824,314 shares (cost $75,693,802) ...............................................       75,262,494

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         5,934 shares (cost $80,600) .......................................................           80,341

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         1,021,466 shares (cost $15,540,619) ...............................................       13,391,416

      Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         1,881 shares (cost $36,424) .......................................................           35,634

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         158,179 shares (cost $1,449,688) ..................................................   $    1,518,521

      Franklin Templeton VIP -
      Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
         32,206 shares (cost $470,367) .....................................................          449,270

      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
         757 shares (cost $8,039) ..........................................................            8,019

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         16,759 shares (cost $173,405) .....................................................          168,428

      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS2)
         363,652 shares (cost $3,425,174) ..................................................        3,621,977

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         255,760 shares (cost $1,664,868) ..................................................        1,774,978

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         64,235 shares (cost $614,436) .....................................................          653,909

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         108,327 shares (cost $993,231) ....................................................        1,121,179

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         828,359 shares (cost $2,205,475) ..................................................        2,493,361

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         45,006 shares (cost $341,881) .....................................................          369,951

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         19,299,955 shares (cost $231,538,522) .............................................      239,319,447

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,620,283 shares (cost $19,510,215) ...............................................       14,015,445

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         351,005 shares (cost $2,925,851) ..................................................        3,152,028

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         315,847 shares (cost $3,111,372) ..................................................        3,190,059

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         920,192 shares (cost $8,309,110) ..................................................        8,797,040

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         934,563 shares (cost $7,991,981) ..................................................        8,626,019

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         712,928 shares (cost $6,771,780) ..................................................        7,043,725

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         130,456 shares (cost $637,928) ....................................................          637,928

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         200,254,497 shares (cost $200,254,497) ............................................      200,254,497

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         304,054,012 shares (cost $304,054,012) ............................................      304,054,012

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         26,365 shares (cost $249,711) .....................................................          265,758


                                                                                                  (Continued)

                                        7

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         220,984 shares (cost $1,728,656) ..................................................   $    1,825,330

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,305,832 shares (cost $12,867,438) ...............................................       14,612,260

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         6,492,935 shares (cost $60,250,988) ...............................................       57,072,899

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         3,638,481 shares (cost $63,110,530) ...............................................       64,583,046

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         21,872,663 shares (cost $201,565,254) .............................................      198,166,327

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         237,472 shares (cost $2,164,887) ..................................................        2,282,101

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         423,016 shares (cost $3,239,255) ..................................................        3,172,620

      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         485,281 shares (cost $5,058,851) ..................................................        5,585,585

      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         2,401,736 shares (cost $20,896,321) ...............................................       20,871,086

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         98,552 shares (cost $2,181,046) ...................................................        2,209,526

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,782,899 shares (cost $34,027,497) ...............................................       33,340,210

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         4,240,952 shares (cost $15,391,911) ...............................................       12,086,714

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         1,654,974 shares (cost $28,800,421) ...............................................       29,988,132

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         103 shares (cost $1,108) ..........................................................            1,108

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)
         3,108,868 shares (cost $29,050,233) ...............................................       30,249,283

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         643 shares (cost $5,238) ..........................................................            5,144

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         8,825 shares (cost $83,400) .......................................................           81,811

      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         64,997 shares (cost $671,303) .....................................................          693,514

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         1,072,197 shares (cost $12,880,671) ...............................................       13,080,807

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         12,153 shares (cost $167,014) .....................................................          167,230

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         2,921,564 shares (cost $40,900,931) ...............................................   $   39,236,605

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         933,212 shares (cost $11,929,304) .................................................       12,523,708

      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         588 shares (cost $6,338) ..........................................................            6,304

      One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
         82,860 shares (cost $1,021,458) ...................................................        1,136,845

      One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)
         50,164 shares (cost $529,486) .....................................................          568,856

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         1,673,934 shares (cost $59,753,289) ...............................................       55,641,555

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         3,231,891 shares (cost $108,342,766) ..............................................       96,245,700

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,625,447 shares (cost $28,547,496) ...............................................       31,842,505

      Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt)
         888 shares (cost $7,105) ..........................................................            7,078

      Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         2,092,146 shares (cost $37,418,531) ...............................................       34,980,686

      Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         18,237 shares (cost $195,717) .....................................................          197,147

      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         362,548 shares (cost $3,730,854) ..................................................        3,755,997

      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         500,402 shares (cost $6,097,676) ..................................................        6,214,995

      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         2,430,057 shares (cost $25,195,245) ...............................................       25,564,198

      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         132,592 shares (cost $1,413,014) ..................................................        1,431,996

      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         271 shares (cost $5,612) ..........................................................            5,518

      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         1,411 shares (cost $15,094) .......................................................           14,975

      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         527 shares (cost $12,229) .........................................................           12,149

      Royce Capital Fund - Micro Cap (RoyMicro)
         407,354 shares (cost $3,151,750) ..................................................        3,621,379

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         1,009,240 shares (cost $16,915,660) ...............................................       18,913,163

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,913,029 shares (cost $31,150,416) ...............................................       30,818,904

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         452,933 shares (cost $7,255,927) ..................................................   $    8,053,142

      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         115,911 shares (cost $1,786,660) ..................................................        1,964,699

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         328,543 shares (cost $767,620) ....................................................          834,500

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         875,950 shares (cost $6,926,811) ..................................................        7,620,769

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         277,276 shares (cost $2,867,556) ..................................................        3,030,628

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         3,123 shares (cost $35,839) .......................................................           35,731

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         905,514 shares (cost $6,629,001) ..................................................        7,524,823

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         429,771 shares (cost $2,835,406) ..................................................        3,064,265

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         2,407,886 shares (cost $29,447,472) ...............................................       31,109,887
                                                                                               --------------
            Total Investments ..............................................................    2,703,850,908
   Accounts Receivable .....................................................................        1,189,718
                                                                                               --------------
            Total Assets ...................................................................    2,705,040,626
Accounts Payable ...........................................................................               --
                                                                                               --------------
Contract Owners' Equity (note 7) ...........................................................   $2,705,040,626
                                                                                               ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                         Total        AIMCapAp   AIMBVF    AIMCDF   AIISmCpVal
                                                    ---------------   --------   -------   ------   ----------
Investment activity:
   Reinvested dividends .........................   $    20,915,672        --         --       --         239
   Mortality and expense risk charges (note 3)...        (2,161,477)       --       (955)     (52)         --
                                                    ---------------    ------    -------   ------     -------
      Net investment income (loss) ..............        18,754,195        --       (955)     (52)        239
                                                    ---------------    ------    -------   ------     -------

   Proceeds from mutual fund shares sold ........     1,635,193,639     3,311     60,212    5,226      48,800
   Cost of mutual fund shares sold ..............    (1,725,622,360)   (3,150)   (60,175)  (5,280)    (48,785)
                                                    ---------------    ------    -------   ------     -------
      Realized gain (loss) on investments .......       (90,428,721)      161         37      (54)         15
   Change in unrealized gain (loss)
      on investments ............................       277,866,202       395     68,008    7,263      (1,326)
                                                    ---------------    ------    -------   ------     -------
      Net gain (loss) on investments ............       187,437,481       556     68,045    7,209      (1,311)
                                                    ---------------    ------    -------   ------     -------
   Reinvested capital gains .....................           314,708        --         --       --          --
                                                    ---------------    ------    -------   ------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $   206,506,384       556     67,090    7,157      (1,072)
                                                    ===============    ======    =======   ======     =======

                                                    AIIGroInc    ACVPIncGr    ACVPInfPr
                                                    ---------   -----------   ---------
Investment activity:
   Reinvested dividends                               17,558        364,306         127
   Mortality and expense risk charges (note 3)...     (1,356)       (24,482)         (2)
                                                     -------    -----------    --------
      Net investment income (loss) ..............     16,202        339,824         125
                                                     -------    -----------    --------

   Proceeds from mutual fund shares sold ........     67,243     18,243,881     184,346
   Cost of mutual fund shares sold ..............    (65,745)   (24,345,868)   (185,859)
                                                     -------    -----------    --------
      Realized gain (loss) on investments .......      1,498     (6,101,987)     (1,513)
   Change in unrealized gain (loss)
      on investments ............................    148,354      8,219,741      (1,495)
                                                     -------    -----------    --------
      Net gain (loss) on investments ............    149,852      2,117,754      (3,008)
                                                     -------    -----------    --------
   Reinvested capital gains .....................         --             --          --
                                                     -------    -----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................    166,054      2,457,578      (2,883)
                                                     =======    ===========    ========

                                                       ACVPInt      ACVPUltra      ACVPVal       BCAT      CVSSEP
                                                    -------------   ----------   -----------   --------   --------
Investment activity:
   Reinvested dividends .........................   $     382,893           --       491,839         --         --
   Mortality and expense risk charges (note 3)...         (53,013)        (395)      (23,607)    (1,039)       (19)
                                                    -------------   ----------   -----------   --------   --------
      Net investment income (loss) ..............         329,880         (395)      468,232     (1,039)       (19)
                                                    -------------   ----------   -----------   --------   --------

   Proceeds from mutual fund shares sold ........     214,358,111    1,365,685    15,604,360    318,961    114,637
   Cost of mutual fund shares sold ..............    (211,492,963)  (1,401,116)  (17,899,159)  (292,005)  (129,400)
                                                    -------------   ----------   -----------   --------   --------
      Realized gain (loss) on investments .......       2,865,148      (35,431)   (2,294,799)    26,956    (14,763)
   Change in unrealized gain (loss)
      on investments ............................         517,076      123,510     5,855,594     98,937        515
                                                    -------------   ----------   -----------   --------   --------
      Net gain (loss) on investments ............       3,382,224       88,079     3,560,795    125,893    (14,248)
                                                    -------------   ----------   -----------   --------   --------
   Reinvested capital gains .....................              --           --            --         --         --
                                                    -------------   ----------   -----------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $   3,712,104       87,684     4,029,027    124,854    (14,267)
                                                    =============   ==========   ===========   ========   ========

                                                    ComGVITVal    CSGPVen    CSIntEq
                                                    ----------   --------   --------
Investment activity:
   Reinvested dividends .........................       35,803         --         --
   Mortality and expense risk charges (note 3)...       (3,710)      (266)      (387)
                                                    ----------   --------   --------
      Net investment income (loss) ..............       32,093       (266)      (387)
                                                    ----------   --------   --------

   Proceeds from mutual fund shares sold ........    1,961,446     62,393     88,530
   Cost of mutual fund shares sold ..............   (2,651,893)  (134,261)  (107,888)
                                                    ----------   --------   --------
      Realized gain (loss) on investments .......     (690,447)   (71,868)   (19,358)
   Change in unrealized gain (loss)
      on investments ............................    1,332,327    179,338    146,435
                                                    ----------   --------   --------
      Net gain (loss) on investments ............      641,880    107,470    127,077
                                                    ----------   --------   --------
   Reinvested capital gains .....................           --         --         --
                                                    ----------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................      673,973    107,204    126,690
                                                    ==========   ========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 20O3
(UNAUDITED)

                                                     CSLCapV    DryIntVal   DryMidCapIx   DryEuroEq
                                                    ---------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends .........................   $      --          --        76,146        --
   Mortality and expense risk charges (note 3)...        (908)         (4)      (26,838)       --
                                                    ---------    --------    ----------     -----
      Net investment income (loss) ..............        (908)         (4)       49,308        --
                                                    ---------    --------    ----------     -----

   Proceeds from mutual fund shares sold ........     593,841     740,376     4,334,685        --
   Cost of mutual fund shares sold ..............    (735,543)   (733,870)   (5,023,708)       --
                                                    ---------    --------    ----------     -----
      Realized gain (loss) on investments .......    (141,702)      6,506      (689,023)       --
   Change in unrealized gain (loss)
      on investments ............................     281,300        (354)    4,743,721        --
                                                    ---------    --------    ----------     -----
      Net gain (loss) on investments ............     139,598       6,152     4,054,698        --
                                                    ---------    --------    ----------     -----
   Reinvested capital gains .....................          --          --            --        --
                                                    ---------    --------    ----------     -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $ 138,690       6,148     4,104,006        --
                                                    =========    ========    ==========     =====

                                                    DryMidCapStk   DrySmCaplxS    DrySRGro     DryStklx
                                                    ------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends .........................            --             59          814     1,954,899
   Mortality and expense risk charges (note 3)...          (187)        (1,221)      (3,733)     (233,721)
                                                     ----------     ----------   ----------   -----------
      Net investment income (loss) ..............          (187)        (1,162)      (2,919)    1,721,178
                                                     ----------     ----------   ----------   -----------

   Proceeds from mutual fund shares sold ........     1,190,584      1,288,517    2,135,649    26,873,371
   Cost of mutual fund shares sold ..............    (1,248,392)    (1,294,797)  (3,999,230)  (45,294,395)
                                                     ----------     ----------   ----------   -----------
      Realized gain (loss) on investments .......       (57,808)        (6,280)  (1,863,581)  (18,421,024)
   Change in unrealized gain (loss)
      on investments ............................           668        380,754    3,116,183    46,452,970
                                                     ----------     ----------   ----------   -----------
      Net gain (loss) on investments ............       (57,140)       374,474    1,252,602    28,031,946
                                                     ----------     ----------   ----------   -----------
   Reinvested capital gains .....................            --             --           --            --
                                                     ----------     ----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................       (57,327)       373,312    1,249,683    29,753,124
                                                     ==========     ==========   ==========   ===========

                                                     DryVIFApp   DryDevLeadl   DryIntVal    FedAmLdll
                                                    ----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends .........................        8,034         --             543         --
   Mortality and expense risk charges (note 3)...      (33,826)        (1)           (501)        --
                                                    ----------      -----        --------     ------
      Net investment income (loss) ..............      (25,792)        (1)             42         --
                                                    ----------      -----        --------     ------

   Proceeds from mutual fund shares sold ........    2,884,623         21         354,120         --
   Cost of mutual fund shares sold ..............   (3,786,762)       (20)       (356,362)        --
                                                    ----------      -----        --------     ------
      Realized gain (loss) on investments .......     (902,139)         1          (2,242)        --
   Change in unrealized gain (loss)
      on investments ............................    3,961,816         16          48,386       (198)
                                                    ----------      -----        --------     ------
      Net gain (loss) on investments ............    3,059,677         17          46,144       (198)
                                                    ----------      -----        --------     ------
   Reinvested capital gains .....................           --         --              --         --
                                                    ----------      -----        --------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $3,033,885         16          46,186       (198)
                                                    ==========      =====        ========     ======

                                                    FedCpApll   FGVITHiInc   FedQualBd    FidVIPEIS
                                                    ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends..........................         --       926,062    2,840,351    1,242,698
   Mortality and expense risk charges (note 3)...         --       (18,530)     (84,552)     (57,401)
                                                      ------    ----------   ----------   ----------
      Net investment income (loss)...............         --       907,532    2,755,799    1,185,297
                                                      ------    ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........         --     5,274,995    8,498,622    5,968,670
   Cost of mutual fund shares sold...............         --    (5,382,158)  (7,789,217)  (8,286,174)
                                                      ------    ----------   ----------   ----------
      Realized gain (loss) on investments........         --      (107,163)     709,405   (2,317,504)
   Change in unrealized gain (loss)
      on investments.............................       (166)    1,987,029      588,620    8,759,457
                                                      ------    ----------   ----------   ----------
      Net gain (loss) on investments.............       (166)    1,879,866    1,298,025    6,441,953
                                                      ------    ----------   ----------   ----------
   Reinvested capital gains......................         --            --           --           --
                                                      ------    ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................       (166)    2,787,398    4,053,824    7,627,250
                                                      ======    ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        FidVIPGrS      FidVIPHIS     FidVIPOvS    FidVIPConS
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $    159,518    1,544,303        177,286      226,310
   Mortality and expense risk charges (note 3) .....        (57,355)     (14,273)       (19,891)     (44,464)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................        102,163    1,530,030        157,395      181,846
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........      6,742,487    5,415,552    241,525,684    6,048,212
   Cost of mutual fund shares sold .................    (14,581,443)  (6,900,724)  (237,623,094)  (8,442,125)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........     (7,838,956)  (1,485,172)     3,902,590   (2,393,913)
   Change in unrealized gain (loss)
      on investments ...............................     17,899,465    3,416,292        458,600    8,953,163
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     10,060,509    1,931,120      4,361,190    6,559,250
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 10,162,672    3,461,150      4,518,585    6,741,096
                                                       ============   ==========   ============   ==========

                                                       FidVIPInvGrB   FidVIPGrOPS   FidVIPMCap   FidVIPValStS
                                                       ------------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................           --         77,532          --              --
   Mortality and expense risk charges (note 3) .....           --         (5,314)         (1)           (218)
                                                         --------     ----------     -------      ----------
      Net investment income (loss) .................           --         72,218          (1)           (218)
                                                         --------     ----------     -------      ----------

   Proceeds from mutual fund shares sold ...........      143,152        871,234      56,063       2,002,279
   Cost of mutual fund shares sold .................     (142,638)    (1,500,037)    (55,197)     (1,962,598)
                                                         --------     ----------     -------      ----------
      Realized gain (loss) on investments ..........          514       (628,803)        866          39,681
   Change in unrealized gain (loss)
      on investments ...............................         (259)     2,073,091        (790)         76,065
                                                         --------     ----------     -------      ----------
      Net gain (loss) on investments ...............          255      1,444,288          76         115,746
                                                         --------     ----------     -------      ----------
   Reinvested capital gains ........................           --             --          --              --
                                                         --------     ----------     -------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......          255      1,516,506          75         115,528
                                                         ========     ==========     =======      ==========

                                                       FTVIPFRDiv   FTVIPSmCpVal    FTVIPFS   FTVIPFS2
                                                       ----------   ------------   --------   --------
Investment activity:
   Reinvested dividends ............................    $  3,741            3         1,342    63,968
   Mortality and expense risk charges (note 3) .....          (2)          (1)           (3)   (2,612)
                                                        --------       ------      --------   -------
      Net investment income (loss) .................       3,739            2         1,339    61,356
                                                        --------       ------      --------   -------

   Proceeds from mutual fund shares sold ...........       5,977        3,763       710,558    75,728
   Cost of mutual fund shares sold .................      (5,983)      (3,583)     (702,983)  (76,298)
                                                        --------       ------      --------   -------
      Realized gain (loss) on investments ..........          (6)         180         7,575      (570)
   Change in unrealized gain (loss)
      on investments ...............................     (21,096)         (20)       (4,976)  195,767
                                                        --------       ------      --------   -------
      Net gain (loss) on investments ...............     (21,102)         160         2,599   195,197
                                                        --------       ------      --------   -------
   Reinvested capital gains ........................      11,381           --            --        --
                                                        --------       ------      --------   -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ (5,982)         162         3,938   256,553
                                                        ========       ======      ========   =======

                                                       GVITEmMrkts   GVITGIFin   GVITGIHlth   GVITGITech
                                                       -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ............................        4,888          --           --            --
   Mortality and expense risk charges (note 3) .....         (379)        (48)        (194)         (889)
                                                       ----------    --------     --------    ----------
      Net investment income (loss) .................        4,509         (48)        (194)         (889)
                                                       ----------    --------     --------    ----------

   Proceeds from mutual fund shares sold ...........    3,491,027     159,410      312,841       841,994
   Cost of mutual fund shares sold .................   (3,382,052)   (162,900)    (295,797)   (1,003,062)
                                                       ----------    --------     --------    ----------
      Realized gain (loss) on investments ..........      108,975      (3,490)      17,044      (161,068)
   Change in unrealized gain (loss)
      on investments ...............................      148,163      42,243      132,749       558,574
                                                       ----------    --------     --------    ----------
      Net gain (loss) on investments ...............      257,138      38,753      149,793       397,506
                                                       ----------    --------     --------    ----------
   Reinvested capital gains ........................           --          --           --            --
                                                       ----------    --------     --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      261,647      38,705      149,599       396,617
                                                       ==========    ========     ========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GVITGIUtl    GVITGvtBd    GVITGrowth   GVITIDAgg
                                                       ---------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $     243     4,643,171          475     14,524
   Mortality and expense risk charges (note 3) .....        (100)     (293,847)      (2,550)      (244)
                                                       ---------   -----------   ----------   --------
      Net investment income (loss) .................         143     4,349,324       (2,075)    14,280
                                                       ---------   -----------   ----------   --------

   Proceeds from mutual fund shares sold ...........     449,919    28,780,911    1,514,473    140,069
   Cost of mutual fund shares sold .................    (449,346)  (26,875,140)  (4,865,974)  (144,122)
                                                       ---------   -----------   ----------   --------
      Realized gain (loss) on investments ..........         573     1,905,771   (3,351,501)    (4,053)
   Change in unrealized gain (loss) on
      investments ..................................      24,612       456,621    5,161,206    232,930
                                                       ---------   -----------   ----------   --------
      Net gain (loss) on investments ...............      25,185     2,362,392    1,809,705    228,877
                                                       ---------   -----------   ----------   --------
   Reinvested capital gains ........................          --       303,327           --         --
                                                       ---------   -----------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  25,328     7,015,043    1,807,630    243,157
                                                       =========   ===========   ==========   ========

                                                       GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                       ---------   ---------   ------------   ------------
Investment activity:
   Reinvested dividends ............................     34,055      61,110        49,873          63,043
   Mortality and expense risk charges (note 3) .....     (1,163)     (3,192)       (3,000)         (2,884)
                                                       --------    --------      --------      ----------
      Net investment income (loss) .................     32,892      57,918        46,873          60,159
                                                       --------    --------      --------      ----------

   Proceeds from mutual fund shares sold ...........    576,401     754,849       493,404         371,432
   Cost of mutual fund shares sold .................   (580,618)   (760,462)     (514,384)       (386,902)
                                                       --------    --------      --------      ----------
      Realized gain (loss) on investments ..........     (4,217)     (5,613)      (20,980)        (15,470)
   Change in unrealized gain (loss) on
      investments ..................................     85,933     499,502       698,299         288,723
                                                       --------    --------      --------      ----------
      Net gain (loss) on investments ...............     81,716     493,889       677,319         273,253
                                                       --------    --------      --------      ----------
   Reinvested capital gains ........................         --          --            --              --
                                                       --------    --------      --------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    114,608     551,807       724,192         333,412
                                                       ========    ========      ========      ==========

                                                        GVITIntGro      GVITMyMkt     GVITMyMkt5     GVITLead
                                                       ------------   ------------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $         --        867,842      1,193,971        456
   Mortality and expense risk charges (note 3) .....           (508)      (111,397)      (383,866)       (48)
                                                       ------------   ------------   ------------   --------
      Net investment income (loss) .................           (508)       756,445        810,105        408
                                                       ------------   ------------   ------------   --------

   Proceeds from mutual fund shares sold ...........     17,733,637    647,365,281    111,522,202    147,209
   Cost of mutual fund shares sold .................    (17,594,513)  (647,365,281)  (111,522,202)  (150,285)
                                                       ------------   ------------   ------------   --------
      Realized gain (loss) on investments ..........        139,124             --             --     (3,076)
   Change in unrealized gain (loss) on
      investments ..................................            (56)            --             --     21,937
                                                       ------------   ------------   ------------   --------
      Net gain (loss) on investments ...............        139,068             --             --     18,861
                                                       ------------   ------------   ------------   --------
   Reinvested capital gains ........................             --             --             --         --
                                                       ------------   ------------   ------------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    138,560        756,445        810,105     19,269
                                                       ============   ============   ============   ========

                                                       NWGVITStrVal   GVITSmCapGr   GVITSmCapVal    GVITSmComp
                                                       ------------   -----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................          605              --           283             --
   Mortality and expense risk charges (note 3) .....         (726)         (7,442)      (37,267)       (62,893)
                                                         --------     -----------    ----------     ----------
      Net investment income (loss) .................         (121)         (7,442)      (36,984)       (62,893)
                                                         --------     -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........      680,096      22,416,975     6,526,287      7,820,159
   Cost of mutual fund shares sold .................     (854,841)    (22,598,360)   (9,763,969)    (9,577,219)
                                                         --------     -----------    ----------     ----------
      Realized gain (loss) on investments ..........     (174,745)       (181,385)   (3,237,682)    (1,757,060)
   Change in unrealized gain (loss) on
      investment ...................................      435,044       2,070,666    12,226,640     10,401,651
                                                         --------     -----------    ----------     ----------
      Net gain (loss) on investments ...............      260,299       1,889,281     8,988,958      8,644,591
                                                         --------     -----------    ----------     ----------
   Reinvested capital gains ........................           --              --            --             --
                                                         --------     -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      260,178       1,881,839     8,951,974      8,581,698
                                                         ========     ===========    ==========     ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                         GVITTotRt     GVITUSGro    GVITWLead   GSMCV
                                                       ------------   ----------   ----------   -----
Investment activity:
   Reinvested dividends ............................   $    735,041           --           --     --
   Mortality and expense risk charges (note 3) .....        (76,447)        (311)      (1,256)    --
                                                       ------------   ----------   ----------   ----
      Net investment income (loss) .................        658,594         (311)      (1,256)    --
                                                       ------------   ----------   ----------   ----

   Proceeds from mutual fund shares sold ...........     26,175,984    1,742,329    1,540,033    715
   Cost of mutual fund shares sold .................    (43,369,837)  (1,659,055)  (2,018,740)  (709)
                                                       ------------   ----------   ----------   ----
      Realized gain (loss) on investments ..........    (17,193,853)      83,274     (478,707)     6
   Change in unrealized gain (loss)
      on investments ...............................     39,116,191      155,904      769,609     20
                                                       ------------   ----------   ----------   ----
      Net gain (loss) on investments ...............     21,922,338      239,178      290,902     26
                                                       ------------   ----------   ----------   ----
   Reinvested capital gains ........................             --           --           --     --
                                                       ------------   ----------   ----------   ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 22,580,932      238,867      289,646     26
                                                       ============   ==========   ==========   ====

                                                       GSVITMidCap     JPMorBal     JanBal     JanCapAp
                                                       -----------    ----------   --------   ----------
Investment activity:
   Reinvested dividends ............................          --         167,860     19,767       48,484
   Mortality and expense risk charges (note 3) .....      (6,407)        (16,887)    (1,441)     (22,706)
                                                        --------      ----------   --------   ----------
      Net investment income (loss) .................      (6,407)        150,973     18,326       25,778
                                                        --------      ----------   --------   ----------

   Proceeds from mutual fund shares sold ...........     396,935       3,882,354    162,380    4,606,549
   Cost of mutual fund shares sold .................    (401,168)     (4,571,780)  (162,698)  (6,084,431)
                                                        --------      ----------   --------   ----------
      Realized gain (loss) on investments ..........      (4,233)       (689,426)      (318)  (1,477,882)
   Change in unrealized gain (loss)
      on investments ...............................     526,460       2,256,082     28,676    4,079,766
                                                        --------      ----------   --------   ----------
      Net gain (loss) on investments ...............     522,227       1,566,656     28,358    2,601,884
                                                        --------      ----------   --------   ----------
   Reinvested capital gains ........................          --              --         --           --
                                                        --------      ----------   --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     515,820       1,717,629     46,684    2,627,662
                                                        ========      ==========   ========   ==========

                                                        JanGlTech     JanIntGro    JanRsLgCpCr   MGVITMultiSec
                                                       -----------   -----------   -----------   -------------
Investment activity:
   Reinvested dividends ............................   $        --       256,226          --         802,879
   Mortality and expense risk charges (note 3) .....        (3,970)      (24,361)         --         (30,319)
                                                       -----------   -----------      ------      ----------
      Net investment income (loss) .................        (3,970)      231,865          --         772,560
                                                       -----------   -----------      ------      ----------

   Proceeds from mutual fund shares sold ...........     1,566,174    57,296,055       2,762       8,463,950
   Cost of mutual fund shares sold .................    (3,026,569)  (56,948,446)     (2,746)     (8,139,606)
                                                       -----------   -----------      ------      ----------
      Realized gain (loss) on investments ..........    (1,460,395)      347,609          16         324,344
   Change in unrealized gain (loss)
      on investments ...............................     3,332,600     1,389,516          --         971,216

                                                       -----------   -----------      ------      ----------
      Net gain (loss) on investments ...............     1,872,205     1,737,125          16       1,295,560
                                                       -----------   -----------      ------      ----------
   Reinvested capital gains ........................            --            --          --              --
                                                       -----------   -----------      ------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 1,868,235     1,968,990          16       2,068,120
                                                       ===========   ===========      ======      ==========

                                                       MFSVITInvGrwl   MFSVITValin   NBAMTFas    NBAMTGuard
                                                       -------------   -----------   --------   -----------
Investment activity:
   Reinvested dividends ............................         --              --           --             --
   Mortality and expense risk charges (note 3) .....         (1)             (3)        (337)        (9,858)
                                                          -----          ------      -------    -----------
      Net investment income (loss) .................         (1)             (3)        (337)        (9,858)
                                                          -----          ------      -------    -----------

   Proceeds from mutual fund shares sold ...........         --             244       70,969      7,848,175
   Cost of mutual fund shares sold .................         --            (247)     (73,459)   (10,379,901)
                                                          -----          ------      -------    -----------
      Realized gain (loss) on investments ..........         --              (3)      (2,490)    (2,531,726)
   Change in unrealized gain (loss)
      on investments ...............................        (94)         (1,589)      21,240      4,256,030
                                                          -----          ------      -------    -----------
   Net gain (loss) on investments ..................        (94)         (1,592)      18,750      1,724,304
                                                          -----          ------      -------    -----------
   Reinvested capital gains ........................         --              --           --             --
                                                          -----          ------      -------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        (95)         (1,595)      18,413      1,714,446
                                                          =====          ======      =======    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       NBAMTLMat    NBAMTMCGr     NBAMTPart   NBAMTSocRe
                                                       ---------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $     --             --           --       --
   Mortality and expense risk charges (note 3) .....          1        (27,586)      (6,050)      --
                                                       --------    -----------   ----------      ---
      Net investment income (loss) .................          1        (27,586)      (6,050)      --
                                                       --------    -----------   ----------      ---

   Proceeds from mutual fund shares sold ...........     18,054     12,497,936    1,681,290       26
   Cost of mutual fund shares sold .................    (17,949)   (17,540,923)  (2,152,324)     (26)
                                                       --------    -----------   ----------      ---
      Realized gain (loss) on investments ..........        105     (5,042,987)    (471,034)      --
   Change in unrealized gain (loss)
      on investments ...............................        216      9,419,353    2,322,329      (34)
                                                       --------    -----------   ----------      ---
      Net gain (loss) on investments ...............        321      4,376,366    1,851,295      (34)
                                                       --------    -----------   ----------      ---
   Reinvested capital gains ........................         --             --           --       --
                                                       --------    -----------   ----------      ---
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    322      4,348,780    1,845,245      (34)
                                                       ========    ===========   ==========      ===

                                                       ONEMidCap   ONEMidCapV    OppAggGro     OppCapAp
                                                       ---------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................         --       2,786              --       360,891
   Mortality and expense risk charges (note 3) .....     (1,474)       (846)        (43,623)      (92,960)
                                                       --------     -------     -----------   -----------
      Net investment income (loss) .................     (1,474)      1,940         (43,623)      267,931
                                                       --------     -------     -----------   -----------

   Proceeds from mutual fund shares sold ...........    207,674      63,252       8,131,104     6,148,056
   Cost of mutual fund shares sold .................   (211,107)    (63,068)    (13,673,838)  (10,602,226)
                                                       --------     -------     -----------   -----------
      Realized gain (loss) on investments ..........     (3,433)        184      (5,542,734)   (4,454,170)
   Change in unrealized gain (loss)
      on investments ...............................    118,709      45,432      12,284,486    l4,526,624
                                                       --------     -------     -----------   -----------
      Net gain (loss) on investments ...............    115,276      45,616       6,741,752    10,072,454
                                                       --------     -------     -----------   -----------
   Reinvested capital gains ........................         --          --              --            --
                                                       --------     -------     -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    113,802      47,556       6,698,129    10,340,385
                                                       ========     =======     ===========   ===========

                                                         OppGlSec     OppHiIncInt   OppMSGrInc   OppMaStSmCpl
                                                       ------------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................   $    236,600           --       307,192           --
   Mortality and expense risk charges (note 3) .....        (25,068)          --       (15,619)           1
                                                       ------------     --------    ----------      -------
      Net investment income (loss) .................        211,532           --       291,573            l
                                                       ------------     --------    ----------      -------

   Proceeds from mutual fund shares sold ...........     27,741,219      197,082     3,978,977       97,432
   Cost of mutual fund shares sold .................    (31,728,600)    (196,425)   (5,792,774)     (97,048)
                                                       ------------     --------    ----------      -------
      Realized gain (loss) on investments ..........     (3,987,381)         657    (1,813,797)         384
   Change in unrealized gain (loss)
      on investments ...............................      7,152,659          (26)    4,784,093        1,430
                                                       ------------     --------    ----------      -------
      Net gain (loss) on investments ...............      3,165,278          631     2,970,296        1,814
                                                       ------------     --------    ----------      -------
   Reinvested capital gains ........................             --           --            --           --
                                                       ------------     --------    ----------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (3,376,810)         631     3,261,869        1,815
                                                       ============     ========    ==========      =======

                                                       PIMLowDur   PIMRealRet   PIMTotRet     PionHY
                                                       ---------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends.............................     20,003       111,156    204,679        45,102
   Mortality and expense risk charges (note 3) .....     (3,743)       (8,417)   (26,208)       (1,433)
                                                       --------    ----------   --------    ----------
      Net investment income (loss) .................     l6,260       102,739    l78,471        43,669
                                                       --------    ----------   --------    ----------

   Proceeds from mutual fund shares sold ...........    277,329     1,896,172    997,447     1,903,987
   Cost of mutual fund shares sold .................   (275,857)   (1,823,209)  (983,337)   (1,723,945)
                                                       --------    ----------   --------    ----------
      Realized gain (loss) on investments ..........      1,472        72,963     14,110       180,042
   Change in unrealized gain (loss)
      on investments ...............................     24,783       107,290    361,265        18,981
                                                       --------    ----------   --------    ----------
      Net gain (loss) on investments ...............     26,255       180,253    375,375       199,023
                                                       --------    ----------   --------    ----------
   Reinvested capital gains ........................         --            --         --            --
                                                       --------    ----------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     42,515       282,992    553,846       242,692
                                                       ========    ==========   ========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                         PUTVTGrIncIB   PUTVTIntlEqIB   PUTVTVoyIB   RoyMicro
                                                         ------------   -------------   ----------   --------
Investment activity:
   Reinvested dividends ..............................       $ --               --          --             --
   Mortality and expense risk charges (note 3) .......         --               --          --         (3,347)
                                                             ----         --------         ---       --------
      Net investment income (loss) ...................         --               --          --         (3,347)
                                                             ----         --------         ---       --------

   Proceeds from mutual fund shares sold .............          1          514,256          --        199,728
   Cost of mutual fund shares sold ...................         (1)        (510,914)         --       (201,843)
                                                             ----         --------         ---       --------
      Realized gain (loss) on investments ............         --            3,342          --         (2,115)
   Change in unrealized gain (loss) on investments ...        (93)            (119)        (80)       467,846
                                                             ----         --------         ---       --------
      Net gain (loss) on investments .................        (93)           3,223         (80)       465,731
                                                             ----         --------         ---       --------
   Reinvested capital gains ..........................         --               --          --             --
                                                             ----         --------         ---       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .........       $(93)           3,223         (80)       462,384
                                                             ====         ========         ===       ========

                                                         SGVITMdCpGr     StOpp2      TRPEI2     TRPMCG2
                                                         -----------   ----------   --------   --------
Investment activity:
   Reinvested dividends ..............................           --            --     44,588         --
   Mortality and expense risk charges (note 3) .......      (11,355)      (29,115)    (9,666)    (1,505)
                                                          ---------    ----------   --------   --------
      Net investment income (loss) ...................      (11,355       (29,115)    34,922     (1,505)
                                                          ---------    ----------   --------   --------

   Proceeds from mutual fund shares sold .............    2,409,143     3,969,594    710,666    150,375
   Cost of mutual fund shares sold ...................     (993,934)   (5,865,141)  (724,931)  (145,375)
                                                          ---------    ----------   --------   --------
      Realized gain (loss) on investments ............    1,415,209    (1,895,547)   (14,265)     5,000
   Change in unrealized gain (loss) on investments ...    1,997,503     6,256,475    796,904    180,520
                                                          ---------    ----------   --------   --------
      Net gain (loss) on investments .................    3,412,712     4,360,928    782,639    185,520
                                                          ---------    ----------   --------   --------
   Reinvested capital gains ..........................           --            --         --         --
                                                          ---------    ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .........    3,401,357     4,331,813    817,561    184,015
                                                          =========    ==========   ========   ========

                                                         TurnGVITGro   VEWrldEMkt   VEWrldHAs    VKoreFI
                                                         -----------   ----------   ----------   -------
Investment activity:
   Reinvested dividends ..............................    $      --         7,942       13,563       --
   Mortality and expense risk charges (note 3) .......         (134)       (3,180)      (1,661)      --
                                                          ---------    ----------   ----------     ----
      Net investment income (loss) ...................         (134)        4,762       11,902       --
                                                          ---------    ----------   ----------     ----

   Proceeds from mutual fund shares sold .............      471,840     4,824,918    6,942,293       --
   Cost of mutual fund shares sold ...................     (510,520)   (4,675,305)  (7,184,340)      --
                                                          ---------    ----------   ----------     ----
      Realized gain (loss) on investments ............      (38,680)      149,613     (242,047)      --
   Change in unrealized gain (loss) on investments ...      130,958       572,365      300,626     (107)
                                                          ---------    ----------   ----------     ----
      Net gain (loss) on investments .................       92,278       721,978       58,579     (107)
                                                          ---------    ----------   ----------     ----
   Reinvested capital gains ..........................           --            --           --       --
                                                          ---------    ----------   ----------     ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .........    $  92,144       726,740       70,481     (107)
                                                          =========    ==========   ==========     ====

                                                           VKEmMkt     VKMidCapG   VKUSRealEst
                                                         ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..............................           --           --           --
   Mortality and expense risk charges (note 3) .......       (4,824)      (1,938)     (19,946)
                                                         ----------   ----------   ----------
      Net investment income (loss) ...................       (4,824)      (1,938)     (19,946)
                                                         ----------   ----------   ----------

   Proceeds from mutual fund shares sold .............    2,071,516      747,170    4,265,013
   Cost of mutual fund shares sold ...................   (1,961,417)  (1,015,985)  (4,512,299)
                                                         ----------   ----------   ----------
      Realized gain (loss) on investments ............      110,099     (268,815)    (247,286)
   Change in unrealized gain (loss) on investments ...      911,805      713,855    3,922,914
                                                         ----------   ----------   ----------
      Net gain (loss) on investments .................    1,021,904      445,040    3,675,628
                                                         ----------   ----------   ----------
   Reinvested capital gains ..........................           --           --           --
                                                         ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .........    1,017,080      443,102    3,655,682
                                                         ==========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                Total                 AIMCapAp          AIMBVF           AIMCDF
                                                   ------------------------------   -------------   --------------   --------------
                                                        2003            2002         2003    2002     2003    2002     2003    2002
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) ................   $   18,754,195      16,381,830       --     --      (955)    --       (52)    --
   Realized gain (loss) on investments .........      (90,428,721)    (61,826,323)     161     --        37     --       (54)    --
   Change in unrealized gain (loss)
      on investments ...........................      277,866,202    (127,771,847)     395     --    68,008     --     7,263     --
   Reinvested capital gains ....................          314,708       5,302,420       --     --        --     --        --     --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      206,506,384    (167,913,920)     556     --    67,090     --     7,157     --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      359,859,559     446,736,963   10,048     --   107,805     --     8,508     --
   Transfers between funds .....................               --              --   16,972     --    96,456     --    86,358     --
   Surrenders (note 6) .........................      (51,910,845)    (49,380,297)      --     --        --     --        --     --
   Death benefits (note 4) .....................       (1,032,050)     (1,444,600)      --     --        --     --        --     --
   Policy loans (net of repayments) (note 5) ...       (8,256,578)    (24,165,571)      --     --        --     --        --     --
   Deductions for surrender charges (note 2d) ..       (5,895,614)     (3,554,473)      --     --        --     --        --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ........................      (68,477,330)    (62,336,949)    (138)    --   (11,230)    --      (275)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ....................       (1,727,218)     (1,639,471)     (15)    --       (17)    --        (1)    --
      MSP contracts ............................          (83,100)        (92,503)      --     --        --     --        --     --
      SL contracts .............................         (383,292)       (333,692)      --     --        --     --        --     --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----
         Net equity transactions ...............      222,093,532     303,789,407   26,867     --   193,014     --    94,590     --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----

Net change in contract owners' equity ..........      428,599,916     135,875,487   27,423     --   260,104     --   101,747     --
Contract owners' equity beginning
   of period ...................................    2,276,440,710   2,087,035,414       --     --   392,394     --       235     --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----
Contract owners' equity end of period ..........   $2,705,040,626   2,222,910,901   27,423     --   652,498     --   101,982     --
                                                   ==============   =============   ======   ====   =======   ====   =======   ====

CHANGES IN UNITS:
   Beginning units .............................      245,162,666     191,173,282       --     --    39,881     --        24     --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----
   Units purchased .............................       78,732,879      67,525,628    2,587     --    20,191     --     9,103     --
   Units redeemed ..............................      (53,007,479)    (39,872,779)     (14)    --    (1,369)    --       (40)    --
                                                   --------------   -------------   ------   ----   -------   ----   -------   ----
   Ending units ................................      270,888,066     218,826,131    2,573     --    58,703     --     9,087     --
                                                   ==============   =============   ======   ====   =======   ====   =======   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      AllSmCpVal          AllGroInc              ACVPIncGr            ACVPInfPr
                                                    --------------   ----------------   ------------------------   --------------
                                                      2003    2002      2003     2002      2003          2002       2003     2002
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................   $   239     --      16,202     --       339,824      340,526       125     --
   Realized gain (loss) on investments...........        15     --       1,498     --    (6,101,987)  (1,037,675)   (1,513)    --
   Change in unrealized gain (loss)
      on investments ............................    (1,326)    --     148,354     --     8,219,741   (3,800,637)   (1,495)    --
   Reinvested capital gains .....................        --     --          --     --            --           --        --     --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (1,072)    --     166,054     --     2,457,578   (4,497,786)   (2,883)    --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................        54     --      85,651     --     2,273,084    5,520,757     8,740     --
   Transfers between funds ......................    41,279     --   1,512,700     --   (12,064,103)   2,377,218   145,424     --
   Surrenders (note 6) ..........................        --     --      (5,164)    --      (307,009)    (305,840)       --     --
   Death benefits (note 4) ......................        --     --          --     --       (13,908)     (63,106)       --     --
   Policy loans (net of repayments) (note 5).....        --     --         (28)    --      (268,825)  (1,092,859)       --     --
   Deductions for surrender charges (note 2d)....        --     --        (587)    --       (34,868)     (22,015)       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (299)    --     (12,819)    --      (970,398)  (1,036,653)     (165)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (6)    --         (39)    --       (26,011)     (26,604)      (28)    --
      MSP contracts .............................        --     --          --     --        (1,950)      (2,216)       --     --
      SL contracts ..............................        --     --          --     --        (4,952)      (4,794)       (7)    --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----
         Net equity transactions.................    41,028     --   1,579,714     --   (11,418,940)   5,343,888   153,964     --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----

Net change in contract owners' equity............    39,956     --   1,745,768     --    (8,961,362)     846,102   151,081     --
Contract owners' equity beginning
   of period ....................................        --     --      54,380     --    38,241,888   38,884,917        --     --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----
Contract owners' equity end of period............   $39,956     --   1,800,148     --    29,280,526   39,731,019   151,081     --
                                                    =======   ====   =========   ====   ===========   ==========   =======   ====

CHANGES IN UNITS:
   Beginning units ..............................        --     --       5,432     --     4,372,283    3,582,704        --     --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----
   Units purchased ..............................     3,701     --     152,674     --       425,969      812,219    14,754     --
   Units redeemed ...............................       (27)    --      (1,975)    --    (1,870,421)    (309,438)      (20)    --
                                                    -------   ----   ---------   ----   -----------   ----------   -------   ----
   Ending units..................................     3,674     --     156,131     --     2,927,831    4,085,485    14,734     --
                                                    =======   ====   =========   ====   ===========   ==========   =======   ====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            ACVPInt                 ACVPUltra
                                                    ------------------------   ------------------
                                                       2003          2002         2003      2002
                                                    -----------   ----------   ---------   ------
Investment activity:
   Net investment income (loss) .................   $   329,880      299,365        (395)      --
   Realized gain (loss) on investments...........     2,865,148     (499,286)    (35,431)    (594)
   Change in unrealized gain (loss)
      on investments ............................       517,076   (1,206,749)    123,510      (66)
   Reinvested capital gains .....................            --           --          --       --
                                                    -----------   ----------   ---------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     3,712,104   (1,406,670)     87,684     (660)
                                                    -----------   ----------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     5,961,257    6,884,138     160,070       --
   Transfers between funds ......................     6,445,413    4,770,089     711,670   14,475
   Surrenders (note 6) ..........................      (611,604)    (508,483)    (31,755)      --
   Death benefits (note 4) ......................       (11,447)     (20,442)         --       --
   Policy loans (net of repayments) (note 5).....      (188,062)  (1,099,670)    (18,735)      --
   Deductions for surrender charges (note 2d)....       (69,461)     (36,601)     (3,606)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (2,491,376)  (1,341,138)    (50,658)     (37)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (31,335)     (33,521)     (1,274)      (6)
      MSP contracts .............................        (1,525)      (2,060)         (2)      --
      SL contracts ..............................        (4,381)      (4,788)        (85)      --
                                                    -----------   ----------   ---------   ------
         Net equity transactions.................     8,997,479    8,607,524     765,625   14,432
                                                    -----------   ----------   ---------   ------

Net change in contract owners' equity............    12,709,583    7,200,854     853,309   13,772
Contract owners' equity beginning
   of period ....................................    44,595,057   44,844,821     664,351       --
                                                    -----------   ----------   ---------   ------
Contract owners' equity end of period............   $57,304,640   52,045,675   1,517,660   13,772
                                                    ===========   ==========   =========   ======

CHANGES IN UNITS:
   Beginning units ..............................     5,642,120    4,459,878      82,661       --
                                                    -----------   ----------   ---------   ------
   Units purchased ..............................     1,802,965    1,451,245      97,805    1,514
   Units redeemed ...............................      (535,505)    (456,680)    (11,113)      (5)
                                                    -----------   ----------   ---------   ------
   Ending units..................................     6,909,580    5,454,443     169,353    1,509
                                                    ===========   ==========   =========   ======

                                                            ACVPVal                   BCAT
                                                    -----------------------   ----------------
                                                       2003         2002        2003      2002
                                                    ----------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) .................      468,232      251,326      (1,039)    --
   Realized gain (loss) on investments...........   (2,294,799)     269,602      26,956     --
   Change in unrealized gain (loss)
      on investments ............................    5,855,594   (4,175,230)     98,937     --
   Reinvested capital gains .....................           --    1,740,826          --     --
                                                    ----------   ----------   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    4,029,027   (1,913,476)    124,854     --
                                                    ----------   ----------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    4,632,087    4,746,723     185,997     --
   Transfers between funds ......................    2,099,375   11,883,736   1,028,021     --
   Surrenders (note 6) ..........................   (1,123,652)    (258,491)     (4,061)    --
   Death benefits (note 4) ......................       (1,215)     (10,413)         --     --
   Policy loans (net of repayments) (note 5).....      (25,390)    (159,620)     (2,679)    --
   Deductions for surrender charges (note 2d)....     (127,615)     (18,607)       (461)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,348,373)  (1,148,898)     (5,939)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (48,052)     (40,014)         --     --
      MSP contracts .............................       (1,424)      (1,611)         --     --
      SL contracts ..............................      (11,811)      (6,885)         --     --
                                                    ----------   ----------   ---------   ----
         Net equity transactions.................    4,043,930   14,985,920   1,200,878     --
                                                    ----------   ----------   ---------   ----

Net change in contract owners' equity............    8,072,957   13,072,444   1,325,732     --
Contract owners' equity beginning
   of period ....................................   42,688,553   29,186,372      69,159     --
                                                    ----------   ----------   ---------   ----
Contract owners' equity end of period............   50,761,510   42,258,816   1,394,891     --
                                                    ==========   ==========   =========   ====

CHANGES IN UNITS:
   Beginning units ..............................    3,650,314    2,161,177       7,134     --
                                                    ----------   ----------   ---------   ----
   Units purchased ..............................      692,428    1,243,061     123,700     --
   Units redeemed ...............................     (358,078)    (122,425)     (2,353)    --
                                                    ----------   ----------   ---------   ----
   Ending units..................................    3,984,664    3,281,813     128,481     --
                                                    ==========   ==========   =========   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         CVSSEP             ComGVITVal
                                                    ---------------   ---------------------
                                                      2003     2002      2003        2002
                                                    --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) .................   $    (19)    --      32,093      32,715
   Realized gain (loss) on investments ..........    (14,763)    --    (690,447)   (210,457)
   Change in unrealized gain (loss) on
      investments ...............................        515     --   1,332,327    (672,254)
   Reinvested capital gains .....................         --     --          --          --
                                                    --------   ----   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (14,267)    --     673,973    (849,996)
                                                    --------   ----   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................         --     --     283,777     872,997
   Transfers between funds ......................     26,508     --    (275,664)    241,764
   Surrenders (note 6) ..........................         --     --    (123,836)   (102,343)
   Death benefits (note 4) ......................         --     --     (16,836)    (11,514)
   Policy loans (net of repayments) (note 5) ....         --     --         927     (38,227)
   Deductions for surrender charges (note 2d) ...         --     --     (14,064)     (7,367)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................       (701)    --    (203,442)   (172,237)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --     --      (4,691)     (4,583)
      MSP contracts .............................         --     --        (330)       (438)
      SL contracts ..............................         --     --        (904)       (438)
                                                    --------   ----   ---------   ---------
         Net equity transactions ................     25,807     --    (355,063)    777,614
                                                    --------   ----   ---------   ---------

Net change in contract owners' equity ...........     11,540     --     318,910     (72,382)
Contract owners' equity beginning of period .....         --     --   5,500,567   5,200,213
                                                    --------   ----   ---------   ---------
Contract owners' equity end of period ...........   $ 11,540     --   5,819,477   5,127,831
                                                    ========   ====   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................         --     --     743,874     528,392
                                                    --------   ----   ---------   ---------
   Units purchased ..............................      1,100     --     154,939     121,055
   Units redeemed ...............................        (71)    --    (218,713)    (43,361)
                                                    --------   ----   ---------   ---------
   Ending units .................................      1,029     --     680,100     606,086
                                                    ========   ====   =========   =========

                                                         CSGPVen                CSIntEq
                                                    ------------------   ---------------------
                                                      2003      2002        2003        2002
                                                    -------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .................      (266)      (417)       (387)       (550)
   Realized gain (loss) on investments ..........   (71,868)  (227,327)    (19,358)     26,219
   Change in unrealized gain (loss) on
      investments ...............................   179,338    107,765     146,435     (51,211)
   Reinvested capital gains .....................        --         --          --          --
                                                    -------   --------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   107,204   (119,979)    126,690     (25,542)
                                                    -------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................    54,657     70,922     113,604     147,270
   Transfers between funds ......................    44,116   (120,729)     21,330    (166,162)
   Surrenders (note 6) ..........................    (6,251)    (3,383)    (33,318)    (57,036)
   Death benefits (note 4) ......................        --         --          --          --
   Policy loans (net of repayments) (note 5) ....    (2,421)     1,014      (1,485)       (443)
   Deductions for surrender charges (note 2d) ...      (710)      (244)     (3,784)     (4,106)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (18,650)   (23,791)    (48,007)    (53,937)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (867)    (1,172)     (2,380)     (2,997)
      MSP contracts .............................      (106)      (249)       (152)       (203)
      SL contracts ..............................       (54)      (141)       (281)       (385)
                                                    -------   --------   ---------   ---------
         Net equity transactions ................    69,714    (77,773)     45,527    (137,999)
                                                    -------   --------   ---------   ---------

Net change in contract owners' equity ...........   176,918   (197,752)    172,217    (163,541)
Contract owners' equity beginning of period .....   530,190    893,362   1,380,444   1,860,200
                                                    -------   --------   ---------   ---------
Contract owners' equity end of period ...........   707,108    695,610   1,552,661   1,696,659
                                                    =======   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................    84,647     92,656     190,594     206,416
                                                    -------   --------   ---------   ---------
   Units purchased ..............................    31,961      9,134      36,735      16,848
   Units redeemed ...............................   (19,867)   (17,008)    (30,588)    (32,750)
                                                    -------   --------   ---------   ---------
   Ending units .................................    96,741     84,782     196,741     190,514
                                                    =======   ========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            CSLCapV              DryIntVal
                                                    -----------------------   -------------
                                                       2003         2002       2003    2002
                                                    ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) .................   $     (908)      (2,653)      (4)    --
   Realized gain (loss) on investments ..........     (141,702)       5,356    6,506     --
   Change in unrealized gain (loss) on
      investments ...............................      281,300     (258,784)    (354)    --
   Reinvested capital gains .....................           --           --       --     --
                                                    ----------   ----------   ------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      138,690     (256,081)   6,148     --
                                                    ----------   ----------   ------   ----

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................      135,428      307,482       65     --
   Transfers between funds ......................      (66,241)    (991,651)   4,614     --
   Surrenders (note 6) ..........................      (70,277)      (9,945)      --     --
   Death benefits (note 4) ......................       (9,516)      (7,975)      --     --
   Policy loans (net of repayments) (note 5) ....       14,286       (2,126)      --     --
   Deductions for surrender charges (note 2d) ...       (7,981)        (716)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (92,793)     (88,140)     (21)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (2,132)      (3,037)      --     --
      MSP contracts .............................         (213)        (282)      --     --
      SL contracts ..............................         (418)        (347)      --     --
                                                    ----------   ----------   ------   ----
         Net equity transactions ................      (99,857)    (796,737)   4,658     --
                                                    ----------   ----------   ------   ----

Net change in contract owners' equity ...........       38,833   (1,052,818)  10,806     --
Contract owners' equity beginning of period .....    1,679,182    3,473,380       --     --
                                                    ----------   ----------   ------   ----
Contract owners' equity end of period ...........   $1,718,015    2,420,562   10,806     --
                                                    ==========   ==========   ======   ====

CHANGES IN UNITS:
   Beginning units ..............................      175,080      285,384       --     --
                                                    ----------   ----------   ------   ----
   Units purchased ..............................       19,998       38,004      991     --
   Units redeemed ...............................      (29,853)    (108,004)      --     --
                                                    ----------   ----------   ------   ----
   Ending units .................................      165,225      215,384      991     --
                                                    ==========   ==========   ======   ====

                                                          DryMidCapIx              DryEuroEq
                                                    -----------------------   ------------------
                                                       2003         2002       2003      2002
                                                    ----------   ----------   ------   ---------
Investment activity:
   Net investment income (loss) .................       49,308       22,734       --        (757)
   Realized gain (loss) on investments ..........     (689,023)     176,560       --    (164,757)
   Change in unrealized gain (loss) on
      investments ...............................    4,743,721   (2,061,846)      --      89,505
   Reinvested capital gains .....................           --      104,110       --          --
                                                    ----------   ----------   ------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    4,104,006   (1,758,442)      --     (76,009)
                                                    ----------   ----------   ------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................    5,092,426    3,364,271     (880)    285,692

   Transfers between funds ......................    1,567,084   11,943,243      879     346,815
   Surrenders (note 6) ..........................   (1,319,132)    (274,281)     173     (22,361)
   Death benefits (note 4) ......................         (347)     (22,720)      --      (3,137)
   Policy loans (net of repayments) (note 5) ....      (55,711)     (51,650)    (193)        125
   Deductions for surrender charges (note 2d) ...     (149,816)     (19,743)      20      (1,610)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (933,186)    (790,327)  (1,747)    (60,211)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (26,544)     (24,437)       1      (1,663)
      MSP contracts .............................         (760)        (781)      --         (59)
      SL contracts ..............................      (10,436)      (7,103)      --        (358)
                                                    ----------   ----------   ------   ---------
         Net equity transactions ................    4,163,578   14,116,472   (1,747)    543,233
                                                    ----------   ----------   ------   ---------

Net change in contract owners' equity ............   8,267,584   12,358,030   (1,747)    467,224
Contract owners' equity beginning of period .....   28,785,471   17,437,758    1,987   1,585,069
                                                    ----------   ----------   ------   ---------
Contract owners' equity end of period ...........   37,053,055   29,795,788      240   2,052,293
                                                    ==========   ==========   ======   =========

CHANGES IN UNITS:
   Beginning units ..............................    2,365,305    1,199,159      282     174,397
                                                    ----------   ----------   ------   ---------
   Units purchased ..............................      683,508    1,027,290      141      83,224
   Units redeemed ...............................     (277,506)     (79,984)    (141)    (12,060)
                                                    ----------   ----------   ------   ---------
   Ending units .................................    2,771,307    2,146,465      282     245,561
                                                    ==========   ==========   ======   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      DryMidCapStk          DrySmCapIxS
                                                    ----------------   -------------------
                                                       2003     2002     2003        2002
                                                    ---------   ----   ---------   -------
Investment activity:
   Net investment income (loss) .................   $    (187)    --      (1,162)       --
   Realized gain (loss) on investments ..........     (57,808)    --      (6,280)   (4,264)
   Change in unrealized gain (loss)
      on investments ............................         668     --     380,754        82
   Reinvested capital gains .....................          --     --          --        --
                                                    ---------   ----   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (57,327)    --     373,312    (4,182)
                                                    ---------   ----   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    (230,381)    --     208,440        (7)
   Transfers between funds ......................     120,970     --     822,296   195,969
   Surrenders (note 6) ..........................          --     --     (21,237)       --
   Death benefits (note 4) ......................          --     --      (7,955)       --
   Policy loans (net of repayments) (note 5) ....          --     --      (2,690)       --
   Deductions for surrender charges (note 2d) ...          --     --      (2,412)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     205,230     --     (57,214)        6
   Asset charges (note 3):
      FPVUL & VEL contracts .....................          --     --      (1,559)       (7)
      MSP contracts .............................          --     --          --        --
      SL contracts ..............................          --     --        (337)       --
                                                    ---------   ----   ---------   -------
         Net equity transactions ................      95,819     --     937,332   195,961
                                                    ---------   ----   ---------   -------

Net change in contract owners' equity ...........      38,492     --   1,310,644   191,779
Contract owners' equity beginning of period .....      28,326     --   2,464,449        --
                                                    ---------   ----   ---------   -------
Contract owners' equity end of period ...........   $  66,818     --   3,775,093   191,779
                                                    =========   ====   =========   =======

CHANGES IN UNITS:
   Beginning units ..............................       2,842     --     321,221        --
                                                    ---------   ----   ---------   -------
   Units purchased ..............................       5,740     --     126,228    21,125
   Units redeemed ...............................      (2,582)    --     (10,402)       (4)
                                                    ---------   ----   ---------   -------
   Ending units .................................       6,000     --     437,047    21,121
                                                    =========   ====   =========   =======

                                                           DrySRGro                   DryStkIx
                                                    -----------------------   -------------------------
                                                       2003         2002         2003           2002
                                                    ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .................       (2,919)      (9,278)    1,721,178     1,398,302
   Realized gain (loss) on investments ..........   (1,863,581)  (1,690,463)  (18,421,024)   (7,614,389)
   Change in unrealized gain (loss)
      on investments ............................    3,116,183   (1,970,676)   46,452,970   (32,804,980)
   Reinvested capital gains .....................           --           --            --            --
                                                    ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,249,683   (3,670,417)   29,753,124   (39,021,067)
                                                    ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,793,741    3,324,732    31,560,605    40,351,954
   Transfers between funds ......................   (1,345,007)    (642,937)   (6,639,411)   43,451,586
   Surrenders (note 6) ..........................     (359,079)    (289,829)   (4,343,871)   (5,489,313)
   Death benefits (note 4) ......................       (8,230)     (35,521)     (153,646)     (218,457)
   Policy loans (net of repayments) (note 5) ....      (76,459)    (865,207)   (3,529,462)   (6,579,931)
   Deductions for surrender charges (note 2d) ...      (40,781)     (20,862)     (493,342)     (395,129)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (808,122)    (985,470)   (7,357,257)   (7,090,725)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (25,427)     (30,214)     (184,206)     (191,508)
      MSP contracts .............................       (1,081)      (1,547)       (8,703)      (11,336)
      SL contracts ..............................       (2,516)      (3,018)      (77,763)      (47,741)
                                                    ----------   ----------   -----------   -----------
         Net equity transactions ................     (872,961)     450,127     8,772,944    63,779,400
                                                    ----------   ----------   -----------   -----------

Net change in contract owners' equity ...........      376,722   (3,220,290)   38,526,068    24,758,333
Contract owners' equity beginning of period .....   14,014,403   20,765,389   252,617,859   235,803,734
                                                    ----------   ----------   -----------   -----------
Contract owners' equity end of period ...........   14,391,125   17,545,099   291,143,927   260,562,067
                                                    ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..............................    1,785,944    1,904,741    29,512,045    21,289,393
                                                    ----------   ----------   -----------   -----------
   Units purchased ..............................      282,799      354,942     8,023,857     7,761,518
   Units redeemed ...............................     (413,819)    (320,407)   (6,297,731)   (1,929,571)
                                                    ----------   ----------   -----------   -----------
   Ending units .................................    1,654,924    1,939,276    31,238,171    27,121,340
                                                    ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            DryVIFApp          DryDevLeadI       DryIntVal       FedAmLdII
                                                    ------------------------   ------------   --------------   -------------
                                                        2003         2002       2003   2002     2003    2002    2003    2002
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----
Investment activity:
   Net investment income (loss) .................   $   (25,792)     (39,001)     (1)    --        42     --       --     --
   Realized gain (loss) on investments ..........      (902,139)    (483,392)      1     --    (2,242)    --       --     --
   Change in unrealized gain (loss)
      on investments ............................     3,961,816   (3,008,835)     16     --    48,386     --     (198)    --
   Reinvested capital gains .....................            --           --      --     --        --     --       --     --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     3,033,885   (3,531,228)     16     --    46,186     --     (198)    --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     4,963,679    5,004,292     388     --    54,165     --       52     --
   Transfers between funds ......................      (270,585)   1,247,385   1,008     --   579,406     --   23,978     --
   Surrenders (note 6) ..........................      (675,990)    (545,686)     --     --        --     --       --     --
   Death benefits (note 4) ......................       (23,825)     (63,494)     --     --        --     --       --     --
   Policy loans (net of repayments) (note 5) ....       110,008      (23,904)     --     --        --     --       --     --
   Deductions for surrender charges (note 2d) ...       (76,773)     (39,279)     --     --        --     --       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (969,563)    (944,189)    (19)    --    (4,327)    --      (13)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (24,511)     (25,921)     (0)    --        (3)    --       (1)    --
      MSP contracts .............................          (391)        (787)     --     --        (2)    --       --     --
      SL contracts ..............................        (4,503)      (4,715)     --     --        --     --       --     --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----
         Net equity transactions ................     3,027,546    4,603,702   1,377     --   629,239     --   24,016     --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----

Net change in contract owners' equity ...........     6,061,431    1,072,474   1,393     --   675,425     --   23,818     --
Contract owners' equity beginning of period .....    33,593,414   34,810,769      --     --   290,117     --       --     --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----
Contract owners' equity end of period ...........   $39,654,845   35,883,243   1,393     --   965,542     --   23,818     --
                                                    ===========   ==========   =====   ====   =======   ====   ======   ====

CHANGES IN UNITS:
   Beginning units ..............................     3,534,935    3,024,640      --     --    30,751     --       --     --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----
   Units purchased ..............................     1,576,779      590,862     130     --    66,147     --    2,188     --
   Units redeemed ...............................    (1,044,204)    (203,133)     (2)    --    (1,479)    --       (1)    --
                                                    -----------   ----------   -----   ----   -------   ----   ------   ----
   Ending units .................................     4,067,510    3,412,369     128     --    95,419     --    2,187     --
                                                    ===========   ==========   =====   ====   =======   ====   ======   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        FedCpApII           FGVITHiInc
                                                     --------------   -----------------------
                                                      2003     2002      2003         2002
                                                     -------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $    --     --      907,532      611,960
   Realized gain (loss) on investments ...........        --     --     (107,163)    (317,609)
   Change in unrealized gain (loss)
      on investments .............................      (166)    --    1,987,029     (556,725)
   Reinvested capital gains ......................        --     --           --           --
                                                     -------   ----   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      (166)    --    2,787,398     (262,374)
                                                     -------   ----   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................        46     --    2,866,291    1,845,361
   Transfers between funds .......................    20,313     --    9,539,106    5,813,859
   Surrenders (note 6) ...........................        --     --     (166,885)    (156,230)
   Death benefits (note 4) .......................        --     --         (860)        (727)
   Policy loans (net of repayments) (note 5) .....        --     --      (67,041)     (75,390)
   Deductions for surrender charges (note 2d) ....        --     --      (18,953)     (11,246)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................        (9)    --     (581,242)    (376,617)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................        (0)    --      (17,584)     (10,982)
      MSP contracts ..............................        --     --         (560)        (509)
      SL contracts ...............................        --     --       (5,264)      (2,117)
                                                     -------   ----   ----------   ----------
         Net equity transactions .................    20,350     --   11,547,008    7,025,402
                                                     -------   ----   ----------   ----------

Net change in contract owners' equity ............    20,184     --   14,334,406    6,763,028
Contract owners' equity beginning
   of period .....................................        --     --   16,985,297    9,673,974
                                                     -------   ----   ----------   ----------
Contract owners' equity end of period ............   $20,184     --   31,319,703   16,437,002
                                                     =======   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................        --     --    1,646,805      972,675
                                                     -------   ----   ----------   ----------
   Units purchased ...............................     1,898     --    1,129,525      758,451
   Units redeemed ................................        (1)    --     (109,226)     (63,895)
                                                     -------   ----   ----------   ----------
   Ending units ..................................     1,897     --    2,667,104    1,667,231
                                                     =======   ====   ==========   ==========

                                                             FedQualBd                FidVIPEIS
                                                     -----------------------   -----------------------
                                                        2003         2002         2003         2002
                                                     ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................    2,755,799    1,938,557    1,185,297      858,509
   Realized gain (loss) on investments ...........      709,405      238,941   (2,317,504)    (467,298)
   Change in unrealized gain (loss)
      on investments .............................      588,620   (1,330,121)   8,759,457   (6,430,923)
   Reinvested capital gains ......................           --      749,114           --    1,313,313
                                                     ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    4,053,824    1,596,491    7,627,250   (4,726,399)
                                                     ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................   10,827,242    7,987,339    7,926,747    8,443,750
   Transfers between funds .......................    5,551,070   21,241,915      976,259   14,403,019
   Surrenders (note 6) ...........................   (1,133,928)    (174,005)  (1,116,898)  (3,158,781)
   Death benefits (note 4) .......................     (243,859)      (3,737)     (22,411)     (24,199)
   Policy loans (net of repayments) (note 5) .....     (175,703)    (104,950)     (79,435)    (857,720)
   Deductions for surrender charges (note 2d) ....     (128,782)     (12,525)    (126,848)    (227,374)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................   (1,836,228)  (1,280,345)  (2,302,748)  (2,063,299)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................      (39,729)     (21,609)     (66,522)     (64,900)
      MSP contracts ..............................       (1,750)        (885)      (3,135)      (3,974)
      SL contracts ...............................      (27,522)      (5,501)      (9,740)      (7,937)
                                                     ----------   ----------   ----------   ----------
         Net equity transactions .................   12,790,811   27,625,697    5,175,269   16,438,585
                                                     ----------   ----------   ----------   ----------

Net change in contract owners' equity ............   16,844,635   29,222,188   12,802,519   11,712,186
Contract owners' equity beginning
   of period .....................................   77,643,757   47,341,920   67,324,279   54,407,435
                                                     ----------   ----------   ----------   ----------
Contract owners' equity end of period ............   94,488,392   76,564,108   80,126,798   66,119,621
                                                     ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    6,075,274    4,041,811    7,162,706    4,738,152
                                                     ----------   ----------   ----------   ----------
   Units purchased ...............................    1,923,012    2,475,692    1,162,654    2,024,967
   Units redeemed ................................     (936,203)    (134,354)    (593,366)    (585,881)
                                                     ----------   ----------   ----------   ----------
   Ending units ..................................    7,062,083    6,383,149    7,731,994    6,177,238
                                                     ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            FidVIPGrS                   FidVIPHIS
                                                    -------------------------   -----------------------
                                                        2003          2002         2003         2002
                                                    -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   102,163        51,740    1,530,030    1,648,150
   Realized gain (loss) on investments ..........    (7,838,956)   (9,037,735)  (1,485,172)    (829,690)
   Change in unrealized gain (loss)
      on investments ............................    17,899,465   (10,894,768)   3,416,292   (1,572,330)
   Reinvested capital gains .....................            --            --           --           --
                                                    -----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    10,162,672   (19,880,763)   3,461,150     (753,870)
                                                    -----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     9,154,017    12,390,438    1,561,853    1,224,394
   Transfers between funds ......................     1,352,629    (4,169,131)   3,382,545      981,059
   Surrenders (note 6) ..........................    (1,522,964)   (3,025,210)    (510,669)    (106,232)
   Death benefits (note 4) ......................       (11,909)      (35,136)      (3,884)     (10,846)
   Policy loans (net of repayments) (note 5) ....      (237,255)     (216,529)    (269,875)     (30,206)
   Deductions for surrender charges (note 2d) ...      (172,966)     (217,759)     (57,998)      (7,647)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (3,248,949)   (3,689,089)    (622,119)    (480,745)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (91,695)     (108,752)     (20,687)     (14,084)
      MSP contracts .............................        (3,684)       (5,403)        (970)      (1,026)
      SL contracts ..............................       (13,234)      (14,256)      (2,910)      (2,091)
                                                    -----------   -----------   ----------   ----------
         Net equity transactions ................     5,203,990       909,173    3,455,286    1,552,576
                                                    -----------   -----------   ----------   ----------

Net change in contract owners' equity ...........    15,366,662   (18,971,590)   6,916,436      798,706
Contract owners' equity beginning
   of period ....................................    75,616,692   100,526,204   20,450,086   15,693,391
                                                    -----------   -----------   ----------   ----------
Contract owners' equity end of period ...........   $90,983,354    81,554,614   27,366,522   16,492,097
                                                    ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     8,611,026     8,121,573    2,864,859    2,276,487
                                                    -----------   -----------   ----------   ----------
   Units purchased ..............................     2,074,681     1,407,835      800,328      344,792
   Units redeemed ...............................    (1,439,171)   (1,586,961)    (403,421)    (121,684)
                                                    -----------   -----------   ----------   ----------
   Ending units .................................     9,246,536     7,942,447    3,261,766    2,499,595
                                                    ===========   ===========   ==========   ==========

                                                           FidVIPOvS                 FidVIPConS
                                                    -----------------------   -----------------------
                                                       2003         2002         2003         2002
                                                    ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................      157,395      109,819      181,846      349,182
   Realized gain (loss) on investments ..........    3,902,590      502,965   (2,393,913)    (580,036)
   Change in unrealized gain (loss)
      on investments ............................      458,600   (1,158,869)   8,953,163     (391,048)
   Reinvested capital gains .....................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    4,518,585     (546,085)   6,741,096     (621,902)
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    4,705,272    4,428,952    7,173,143    7,379,074
   Transfers between funds ......................    3,905,266    4,258,083    9,029,506    3,575,692
   Surrenders (note 6) ..........................     (433,382)  (1,232,376)  (1,685,314)    (993,598)
   Death benefits (note 4) ......................       (3,422)     (64,350)     (27,905)     (71,188)
   Policy loans (net of repayments) (note 5) ....     (310,305)     (24,891)      71,383     (177,233)
   Deductions for surrender charges (note 2d) ...      (49,220)     (88,708)    (191,405)     (71,521)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,006,044)    (640,862)  (2,644,286)  (2,421,931)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (17,806)     (17,197)     (86,470)     (83,832)
      MSP contracts .............................         (552)        (737)      (2,136)      (2,447)
      SL contracts ..............................       (7,640)      (4,180)     (11,947)     (10,343)
                                                    ----------   ----------   ----------   ----------
         Net equity transactions ................    6,782,167    6,613,734   11,624,569    7,122,673
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity ...........   11,300,752    6,067,649   18,365,665    6,500,771
Contract owners' equity beginning
   of period ....................................   21,945,750   20,544,702   56,889,026   53,489,472
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   33,246,502   26,612,351   75,254,691   59,990,243
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................    3,000,646    2,228,941    5,021,480    4,263,966
                                                    ----------   ----------   ----------   ----------
   Units purchased ..............................    2,409,051    1,000,181    1,840,060      893,226
   Units redeemed ...............................   (1,203,462)    (251,898)    (662,692)    (303,916)
                                                    ----------   ----------   ----------   ----------
   Ending units .................................    4,206,235    2,977,224    6,198,848    4,853,276
                                                    ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPInvGrB          FidVIPGrOPS           FidVIPMCap       FidVIPValStS
                                                    --------------   -----------------------   -------------   ------------------
                                                     2003     2002      2003         2002       2003    2002     2003       2002
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------
Investment activity:
   Net investment income (loss) .................   $    --     --       72,218      113,312       (1)    --        (218)      --
   Realized gain (loss) on investments ..........       514     --     (628,803)    (431,420)     866     --      39,681   (2,241)
   Change in unrealized gain (loss)
      on investments ............................      (259)    --    2,073,091   (1,815,967)    (790)    --      76,065   (1,320)
   Reinvested capital gains .....................        --     --           --           --       --     --          --       --
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       255     --    1,516,506   (2,134,075)      75     --     115,528   (3,561)
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     1,381     --    1,487,002    2,052,297      460     --      97,164       50
   Transfers between funds ......................    80,019     --       32,590      174,854   35,399     --   1,260,904   14,696
   Surrenders (note 6) ..........................        --     --     (319,688)    (254,120)      --     --     (70,409)      --
   Death benefits (note 4) ......................        --     --      (17,510)     (25,515)      --     --          --       --
   Policy loans (net of repayments) (note 5) ....        --     --       (3,549)     (42,165)      --     --        (326)      --
   Deductions for surrender charges (note 2d) ...        --     --      (36,308)     (18,292)      --     --      (7,997)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (1,272)    --     (534,398)    (650,884)    (289)    --     (29,340)     (43)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (38)    --      (18,842)     (21,101)     (12)    --        (834)      (5)
      MSP contracts .............................        --     --         (802)      (1,212)      --     --         (14)      --
      SL contracts ..............................        --     --       (2,779)      (2,799)      --     --         (31)      --
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------
         Net equity transactions ................    80,090     --      585,716    1,211,063   35,558     --   1,249,117   14,698
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------

Net change in contract owners' equity ...........    80,345     --    2,102,222     (923,012)  35,633     --   1,364,645   11,137
Contract owners' equity beginning
   of period ....................................        --     --   11,288,845   14,897,225       --     --     153,880       --
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------
Contract owners' equity end of period ...........   $80,345     --   13,391,067   13,974,213   35,633     --   1,518,525   11,137
                                                    =======   ====   ==========   ==========   ======   ====   =========   ======

CHANGES IN UNITS:
   Beginning units ..............................        --     --    1,624,590    1,683,078       --     --      20,494       --
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------
   Units purchased ..............................     8,033     --      352,589      307,647    3,246     --     158,140    1,273
   Units redeemed ...............................      (129)    --     (273,616)    (160,769)     (27)    --     (12,119)      (5)
                                                    -------   ----   ----------   ----------   ------   ----   ---------   ------
   Ending units .................................     7,904     --    1,703,563    1,829,956    3,219     --     166,515    1,268
                                                    =======   ====   ==========   ==========   ======   ====   =========   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       FTVIPFRDiv     FTVIPSmCpVal      FTVIPFS           FTVIPFS2
                                                    ---------------   ------------   --------------   ----------------
                                                      2003     2002   2003    2002    2003     2002     2003      2002
                                                    --------   ----   -----   ----   -------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .................   $  3,739     --       2     --     1,339     --      61,356     --
   Realized gain (loss) on investments ..........         (6)    --     180     --     7,575     --        (570)    --
   Change in unrealized gain (loss)
      on investments ............................    (21,096)    --     (20)    --    (4,976)    --     195,767     --
   Reinvested capital gains .....................     11,381     --      --     --        --     --          --     --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (5,982)    --     162     --     3,938     --     256,553     --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................        153     --      --     --       994     --      70,750     --
   Transfers between funds ......................    455,710     --   7,875     --   163,587     --   3,172,299     --
   Surrenders (note 6) ..........................         --     --      --     --        --     --        (259)    --
   Death benefits (note 4) ......................         --     --      --     --        --     --          --     --
   Policy loans (net of repayments) (note 5) ....         --     --      --     --        --     --        (468)    --
   Deductions for surrender charges (note 2d) ...         --     --      --     --        --     --         (29)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................       (546)    --     (12)    --       (79)    --     (16,296)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (39)    --      (1)    --       (17)    --          --     --
      MSP contracts .............................         --     --      --     --        --     --          --     --
      SL contracts ..............................        (28)    --      --     --        --     --          --     --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----
         Net equity transactions ................    455,250     --   7,862     --   164,485     --   3,225,997     --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----

Net change in contract owners' equity ...........    449,268     --   8,024     --   168,423     --   3,482,550     --
Contract owners' equity beginning
   of period ....................................         --     --      --     --        --     --     139,429     --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----
Contract owners' equity end of period ...........   $449,268     --   8,024     --   168,423     --   3,621,979     --
                                                    ========   ====   =====   ====   =======   ====   =========   ====

CHANGES IN UNITS:
   Beginning units ..............................         --     --      --     --        --     --      14,717     --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----
   Units purchased ..............................     42,662     --     728     --    15,632     --     345,738     --
   Units redeemed ...............................        (58)    --      (2)    --        (9)    --      (4,416)    --
                                                    --------   ----   -----   ----   -------   ----   ---------   ----
   Ending units .................................     42,604     --     726     --    15,623     --     356,039     --
                                                    ========   ====   =====   ====   =======   ====   =========   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            GVITEmMrkts           GVITGlFin
                                                      ----------------------   ---------------
                                                         2003        2002       2003     2002
                                                      ----------   ---------   -------   -----
Investment activity:
   Net investment income (loss) ..................    $    4,509         529       (48)     --
   Realized gain (loss) on investments ...........       108,975       5,323    (3,490)     --
   Change in unrealized gain (loss)
      on investments .............................       148,163    (112,413)   42,243     (53)
   Reinvested capital gains ......................            --          --        --      --
                                                      ----------   ---------   -------   -----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........       261,647    (106,561)   38,705     (53)
                                                      ----------   ---------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       228,359     179,325   122,592      83
   Transfers between funds .......................       129,808     827,240   397,175   5,987
   Surrenders (note 6) ...........................       (83,452)    (31,251)  (26,506)     --
   Death benefits (note 4) .......................            --         (26)       --      --
   Policy loans (net of repayments) (note 5) .....        (5,856)     (1,765)    2,207      --
   Deductions for surrender charges (note 2d) ....        (9,478)     (2,249)   (3,010)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................       (72,143)    (51,125)  (12,413)    (21)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................        (2,150)     (1,643)     (447)     (1)
      MSP contracts ..............................            --         (17)       --      --
      SL contracts ...............................          (411)       (413)     (115)     --
                                                      ----------   ---------   -------   -----
         Net equity transactions .................       184,677     918,076   479,483   6,048
                                                      ----------   ---------   -------   -----

Net change in contract owners' equity ............       446,324     811,515   518,188   5,995
Contract owners' equity beginning
   of period .....................................     1,328,658   1,032,206   135,719      --
                                                      ----------   ---------   -------   -----
Contract owners' equity end of period ............    $1,774,982   1,843,721   653,907   5,995
                                                      ==========   =========   =======   =====

CHANGES IN UNITS:
   Beginning units ...............................       189,897     124,968    15,666      --
                                                      ----------   ---------   -------   -----
   Units purchased ...............................        49,921     110,836    52,846     630
   Units redeemed ................................       (21,401)     (6,746)   (2,070)     (2)
                                                      ----------   ---------   -------   -----
   Ending units ..................................       218,417     229,058    66,442     628
                                                      ==========   =========   =======   =====

                                                          GVITGIHlth            GVITGITech
                                                      ------------------   ---------------------
                                                        2003       2002      2003        2002
                                                      ---------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................         (194)      --        (889)      7,902
   Realized gain (loss) on investments ...........       17,044       --    (161,068)   (418,704)
   Change in unrealized gain (loss)
      on investments .............................      132,749     (102)    558,574    (102,276)
   Reinvested capital gains ......................           --       --          --          --
                                                      ---------   ------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      149,599     (102)    396,617    (513,078)
                                                      ---------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from

      contract owners (note 6) ...................      158,073      116     229,679     238,381
   Transfers between funds .......................      643,584   12,319     773,939     230,793
   Surrenders (note 6) ...........................      (11,926)      --     (34,303)     (5,478)
   Death benefits (note 4) .......................           --       --          --         (49)
   Policy loans (net of repayments) (note 5) .....       (6,111)      --     (19,729)     (4,671)
   Deductions for surrender charges (note 2d) ....       (1,354)      --      (3,896)       (394)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................      (17,884)     (37)    (80,027)    (63,031)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................         (524)      (1)     (2,401)     (1,943)
      MSP contracts ..............................           (1)      --        (117)        (52)
      SL contracts ...............................         (236)      --        (206)       (216)
                                                      ---------   ------   ---------   ---------
         Net equity transactions .................      763,621   12,397     862,939     393,340
                                                      ---------   ------   ---------   ---------

Net change in contract owners' equity ............      913,220   12,295   1,259,556    (119,738)
Contract owners' equity beginning
   of period .....................................      207,955       --   1,233,804   1,183,866
                                                      ---------   ------   ---------   ---------
Contract owners' equity end of period ............    1,121,175   12,295   2,493,360   1,064,128
                                                      =========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       24,935       --     626,247     343,645
                                                      ---------   ------   ---------   ---------
   Units purchased ...............................       85,069    1,387     502,676     171,117
   Units redeemed ................................       (3,518)      (4)   (122,175)    (60,393)
                                                      ---------   ------   ---------   ---------
   Ending units ..................................      106,486    1,383   1,006,748     454,369
                                                      =========   ======   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         GVITGlUtl              GVITGvtBd
                                                     ----------------   -------------------------
                                                       2003     2002       2003          2002
                                                     --------   -----   -----------   -----------
Investment activity:
   Net investment income (loss) ..................   $    143      13     4,349,324     3,196,257
   Realized gain (loss) on investments ...........        573   1,861     1,905,771       996,421
   Change in unrealized gain (loss)
      on investments .............................     24,612     (38)      456,621     1,590,492
   Reinvested capital gains ......................         --      --       303,327       156,994
                                                     --------   -----   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     25,328   1,836     7,015,043     5,940,164
                                                     --------   -----   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     32,753       6    25,859,680    23,044,305
   Transfers between funds .......................    227,308   3,692     1,166,302    23,569,678
   Surrenders (note 6) ...........................       (443)     --    (5,424,250)   (2,220,120)
   Death benefits (note 4) .......................         --      --       (57,154)     (213,068)
   Policy loans (net of repayments) (note 5) .....        (29)     --      (533,469)   (1,600,622)
   Deductions for surrender charges (note 2d) ....        (50)     --      (616,043)     (159,808)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................     (9,369)    (40)   (4,216,125)   (2,454,537)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................       (283)     (1)      (68,636)      (39,390)
      MSP contracts ..............................         --      --       (11,332)       (7,705)
      SL contracts ...............................        (71)     --       (34,460)       (8,749)
                                                     --------   -----   -----------   -----------
         Net equity transactions .................    249,816   3,657    16,064,513    39,909,984
                                                     --------   -----   -----------   -----------

Net change in contract owners' equity ............    275,144   5,493    23,079,556    45,850,148
Contract owners' equity beginning
   of period .....................................     94,799      --   216,240,237   119,060,794
                                                     --------   -----   -----------   -----------
Contract owners' equity end of period ............   $369,943   5,493   239,319,793   164,910,942
                                                     ========   =====   ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     10,923      --    15,832,361     9,568,683
                                                     --------   -----   -----------   -----------
   Units purchased ...............................     28,842     593     4,198,374     3,680,351
   Units redeemed ................................     (1,318)     (4)   (2,743,487)     (527,972)
                                                     --------   -----   -----------   -----------
   Ending units ..................................     38,447     589    17,287,248    12,721,062
                                                     ========   =====   ===========   ===========

                                                           GVITGrowth               GVITIDAgg
                                                     -----------------------   -------------------
                                                        2003         2002        2003       2002
                                                     ----------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ..................       (2,075)      (2,890)     14,280     1,163
   Realized gain (loss) on investments ...........   (3,351,501)    (929,409)     (4,053)       28
   Change in unrealized gain (loss)
      on investments .............................    5,161,206   (1,801,409)    232,930   (16,185)
   Reinvested capital gains ......................           --           --          --        48
                                                     ----------   ----------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    1,807,630   (2,733,708)    243,157   (14,946)
                                                     ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,881,154    2,367,590     470,888    67,251
   Transfers between funds .......................     (280,200)    (241,091)  1,245,656   236,324
   Surrenders (note 6) ...........................     (460,442)    (321,217)    (11,648)       --
   Death benefits (note 4) .......................       (8,507)     (12,752)        (25)       --
   Policy loans (net of repayments) (note 5) .....       34,924      (53,058)     (1,477)      377
   Deductions for surrender charges (note 2d) ....      (52,293)     (23,122)     (1,323)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................     (828,778)    (903,396)   (149,523)   (9,726)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................      (25,251)     (28,795)     (4,420)     (303)
      MSP contracts ..............................       (1,152)      (1,636)        (17)       --
      SL contracts ...............................       (2,419)      (2,756)       (106)      (42)
                                                     ----------   ----------   ---------   -------
         Net equity transactions .................      257,036      779,767   1,548,005   293,881
                                                     ----------   ----------   ---------   -------

Net change in contract owners' equity ............    2,064,666   (1,953,941)  1,791,162   278,935
Contract owners' equity beginning
   of period .....................................   11,948,427   15,309,472   1,360,871        --
                                                     ----------   ----------   ---------   -------
Contract owners' equity end of period ............   14,013,093   13,355,531   3,152,033   278,935
                                                     ==========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units ...............................    2,437,525    2,226,501     163,357        --
                                                     ----------   ----------   ---------   -------
   Units purchased ...............................      405,461      398,686     197,880    30,489
   Units redeemed ................................     (349,876)    (275,747)    (19,952)   (1,117)
                                                     ----------   ----------   ---------   -------
   Ending units ..................................    2,493,110    2,349,440     341,285    29,372
                                                     ==========   ==========   =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          GVITIDCon             GVITIDMod
                                                    --------------------   -------------------
                                                       2003        2002       2003       2002
                                                    ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .................   $   32,892     1,412      57,918     3,634
   Realized gain (loss) on investments ..........       (4,217)      426      (5,613)       51
   Change in unrealized gain (loss)
      on investments ............................       85,933    (4,298)    499,502   (24,444)
   Reinvested capital gains .....................           --         2          --         2
                                                    ----------   -------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      114,608    (2,458)    551,807   (20,757)
                                                    ----------   -------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      509,440     3,559   1,697,668    30,557
   Transfers between funds ......................      616,024   326,010   3,293,418   839,062
   Surrenders (note 6) ..........................      (10,081)       --     (73,165)       --
   Death benefits (note 4) ......................           --        --         (15)       --
   Policy loans (net of repayments) (note 5) ....      (13,485)       --     (38,587)       (7)
   Deductions for surrender charges (note 2d) ...       (1,145)       --      (8,309)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (123,752)   (2,893)   (336,360)  (17,725)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (3,078)     (194)    (10,295)     (582)
      MSP contracts .............................         (725)       --        (500)      (17)
      SL contracts ..............................         (712)       --      (1,359)       --
                                                    ----------   -------   ---------   -------
         Net equity transactions ................      972,486   326,482   4,522,496   851,288
                                                    ----------   -------   ---------   -------

Net change in contract owners' equity ...........    1,087,094   324,024   5,074,303   830,531
Contract owners' equity beginning of period .....    2,102,970        --   3,722,748        --
                                                    ----------   -------   ---------   -------
Contract owners' equity end of period ...........   $3,190,064   324,024   8,797,051   830,531
                                                    ==========   =======   =========   =======
CHANGES IN UNITS:
   Beginning units ..............................      209,267        --     407,326        --
                                                    ----------   -------   ---------   -------
   Units purchased ..............................      114,637    32,686     531,808    87,528
   Units redeemed ...............................      (18,434)     (307)    (46,861)   (1,855)
                                                    ----------   -------   ---------   -------
   Ending units .................................      305,470    32,379     892,273    85,673
                                                    ==========   =======   =========   =======

                                                        GVITIDModAgg         GVITIDModCon
                                                    -------------------   -------------------
                                                       2003       2002       2003       2002
                                                    ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .................      46,873     2,466      60,159     2,652
   Realized gain (loss) on investments ..........     (20,980)      262     (15,470)       (6)
   Change in unrealized gain (loss)
      on investments ............................     698,299   (28,160)    288,723   (12,026)
   Reinvested capital gains .....................          --        25          --         4
                                                    ---------   -------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     724,192   (25,407)    333,412    (9,376)
                                                    ---------   -------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................   1,601,913    69,420   1,477,753     2,597
   Transfers between funds ......................   3,205,179   635,137   1,362,965   587,374
   Surrenders (note 6) ..........................     (10,479)       --     (16,406)       --
   Death benefits (note 4) ......................          --        --          --        --
   Policy loans (net of repayments) (note 5) ....      31,865      (658)     18,691        --
   Deductions for surrender charges (note 2d) ...      (1,190)       --      (1,863)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (362,610)  (17,180)   (208,030)   (3,075)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (9,139)     (340)     (6,190)      (76)
      MSP contracts .............................      (1,032)      (26)       (720)      (46)
      SL contracts ..............................        (848)     (110)     (2,679)      (18)
                                                    ---------   -------   ---------   -------
         Net equity transactions ................   4,453,659   686,243   2,623,521   586,756
                                                    ---------   -------   ---------   -------

Net change in contract owners' equity ...........   5,177,851   660,836   2,956,933   577,380
Contract owners' equity beginning of period .....   3,448,176        --   4,086,566        --
                                                    ---------   -------   ---------   -------
Contract owners' equity end of period ...........   8,626,027   660,836   7,043,499   577,380
                                                    =========   =======   =========   =======
CHANGES IN UNITS:
   Beginning units ..............................     396,964        --     423,829        --
                                                    ---------   -------   ---------   -------
   Units purchased ..............................     553,794    70,794     293,630    58,866
   Units redeemed ...............................     (43,936)   (1,930)    (27,521)     (322)
                                                    ---------   -------   ---------   -------
   Ending units .................................     906,822    68,864     689,938    58,544
                                                    =========   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         GVITIntGro               GVITMyMkt
                                                    -------------------   --------------------------
                                                       2003       2002        2003          2002
                                                    ---------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) .................   $    (508)     (165)      756,445      2,473,243
   Realized gain (loss) on investments ..........     139,124   (25,843)           --             --
   Change in unrealized gain (loss)
      on investments ............................         (56)   20,625            --             --
   Reinvested capital gains .....................          --        --            --             --
                                                    ---------   -------   -----------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     138,560    (5,383)      756,445      2,473,243
                                                    ---------   -------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     211,305    70,471    51,302,869    199,155,414
   Transfers between funds ......................      15,833   334,121   (73,934,776)  (199,853,656)
   Surrenders (note 6) ..........................     (40,769)     (134)  (16,121,417)   (17,744,595)
   Death benefits (note 4) ......................          --        --      (209,214)       (79,216)
   Policy loans (net of repayments) (note 5) ....        (794)     (162)   (2,053,421)    (7,377,601)
   Deductions for surrender charges (note 2d) ...      (4,630)      (10)   (1,830,942)    (1,277,284)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (340,529)  (13,659)   (5,838,971)   (11,213,238)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (942)     (411)     (250,180)      (224,517)
      MSP contracts .............................          (7)       (3)      (11,118)       (13,798)
      SL contracts ..............................         (86)      (35)      (52,776)       (45,413)
                                                    ---------   -------   -----------   ------------
         Net equity transactions ................    (160,619)  390,178   (48,999,946)   (38,673,904)
                                                    ---------   -------   -----------   ------------

Net change in contract owners' equity ...........     (22,059)  384,795   (48,243,501)   (36,200,661)
Contract owners' equity beginning of period .....     643,696   282,885   250,677,064    496,469,290
                                                    ---------   -------   -----------   ------------
Contract owners' equity end of period ...........   $ 621,637   667,680   202,433,563    460,268,629
                                                    =========   =======   ===========    ===========
CHANGES IN UNITS:
   Beginning units ..............................     128,905    42,921    20,878,155     42,392,789
                                                    ---------   -------   -----------   ------------
   Units purchased ..............................      52,715    68,776     6,296,521     16,979,015
   Units redeemed ...............................     (62,767)   (2,233)  (10,320,466)   (20,432,381)
                                                    ---------   -------   -----------   ------------
   Ending units .................................     118,853   109,464    16,854,210     38,939,423
                                                    =========   =======   ===========   ============

                                                         GVITMyMkt5          GVITLead
                                                    ------------------   ----------------
                                                        2003      2002     2003     2002
                                                    -----------   ----   -------   ------
Investment activity:
   Net investment income (loss) .................       810,105     --       408       --
   Realized gain (loss) on investments ..........            --     --    (3,076)      (1)
   Change in unrealized gain (loss)
      on investments ............................            --     --    21,937     (696)
   Reinvested capital gains .....................            --     --        --       --
                                                    -----------   ----   -------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       810,105     --    19,269     (697)
                                                    -----------   ----   -------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    83,547,364     --    40,026    1,401
   Transfers between funds ......................   (39,320,923)    --    93,336   48,488
   Surrenders (note 6) ..........................    (1,201,899)    --    (2,114)      --
   Death benefits (note 4) ......................        (8,527)    --        --       --
   Policy loans (net of repayments) (note 5) ....       751,319     --    (4,962)      67
   Deductions for surrender charges (note 2d) ...      (136,502)    --      (240)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (3,952,382)    --    (7,635)    (366)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................            --     --      (320)     (15)
      MSP contracts .............................            --     --        --       --
      SL contracts ..............................            --     --        (5)      --
                                                    -----------   ----   -------   ------
         Net equity transactions ................    39,678,450     --   118,086   49,575
                                                    -----------   ----   -------   ------

Net change in contract owners' equity ...........    40,488,555     --   137,355   48,878
Contract owners' equity beginning of period .....   263,553,933     --   128,401       --
                                                    -----------   ----   -------   ------
Contract owners' equity end of period ...........   304,042,488     --   265,756   48,878
                                                    ===========   ====   =======   ======
CHANGES IN UNITS:
   Beginning units ..............................    26,310,238     --    15,191       --
                                                    -----------   ----   -------   ------
   Units purchased ..............................    14,825,566     --    16,637    5,070
   Units redeemed ...............................   (10,865,108)    --    (2,427)     (39)
                                                    -----------   ----   -------   ------
   Ending units .................................    30,270,696     --    29,401    5,031
                                                    ===========   ====   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         NWGVITStrVal              GVITSmCapGr
                                                    ----------------------   -----------------------
                                                       2003        2002         2003         2002
                                                    ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $     (121)     (1,151)      (7,442)      (6,552)
   Realized gain (loss) on investments ..........     (174,745)    (49,160)    (181,385)  (1,156,072)
   Change in unrealized gain (loss)
      on investments ............................      435,044    (308,931)   2,070,666   (1,472,098)
   Reinvested capital gains .....................           --          --           --           --
                                                    ----------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      260,178    (359,242)   1,881,839   (2,634,722)
                                                    ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................       74,708     104,190    1,835,205    1,785,127
   Transfers between funds ......................       32,739     371,358      356,644    4,795,321
   Surrenders (note 6) ..........................       (7,894)    (72,797)    (308,482)    (112,649)
   Death benefits (note 4) ......................           --        (348)         (65)      (5,938)
   Policy loans (net of repayments) (note 5) ....       (1,961)    (21,191)     (29,038)     (52,641)
   Deductions for surrender charges (note 2d) ...         (896)     (5,240)     (35,035)      (8,109)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (44,658)    (49,821)  (1,320,155)    (445,091)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (1,424)     (2,074)     (14,145)     (13,755)
      MSP contracts .............................         (198)       (259)        (238)        (492)
      SL contracts ..............................         (203)       (286)      (3,949)      (2,110)
                                                    ----------   ---------   ----------   ----------
         Net equity transactions ................       50,213     323,532      480,742    5,939,663
                                                    ----------   ---------   ----------   ----------

Net change in contract owners' equity ...........      310,391     (35,710)   2,362,581    3,304,941
Contract owners' equity beginning
   of period ....................................    1,514,852   2,052,897   11,395,584   10,404,942
                                                    ----------   ---------   ----------   ----------
Contract owners' equity end of period ...........   $1,825,243   2,017,187   13,758,165   13,709,883
                                                    ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      202,694     205,945    1,119,506      680,832
                                                    ----------   ---------   ----------   ----------
   Units purchased ..............................       23,996      51,002      276,960      483,281
   Units redeemed ...............................      (13,516)    (18,131)    (228,658)     (48,953)
                                                    ----------   ---------   ----------   ----------
   Ending units .................................      213,174     238,816    1,167,808    1,115,160
                                                    ==========   =========   ==========   ==========

                                                          GVITSmCapVal              GVITSmComp
                                                    -----------------------   -----------------------
                                                       2003         2002         2003         2002
                                                    ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................      (36,984)     (32,932)     (62,893)     (52,686)
   Realized gain (loss) on investments ..........   (3,237,682)      26,397   (1,757,060)  (1,168,029)
   Change in unrealized gain (loss)
      on investments ............................   12,226,640   (8,875,669)  10,401,651   (1,493,315)
   Reinvested capital gains .....................           --    1,237,982           --           --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    8,951,974   (7,644,222)   8,581,698   (2,714,030)
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    6,076,440    7,595,504    7,341,262    8,393,261
   Transfers between funds ......................      201,033   14,390,281    1,563,478    6,484,077
   Surrenders (note 6) ..........................   (1,214,350)    (446,147)    (502,895)    (346,721)
   Death benefits (note 4) ......................       (2,961)     (74,027)     (10,725)     (30,365)
   Policy loans (net of repayments) (note 5) ....       89,554   (1,157,358)    (126,109)    (451,075)
   Deductions for surrender charges (note 2d) ...     (137,916)     (32,114)     (57,115)     (24,957)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,539,937)  (1,585,534)  (1,463,617)  (1,418,472)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (48,408)     (54,298)     (38,682)     (38,633)
      MSP contracts .............................       (1,600)      (2,223)      (1,317)      (1,582)
      SL contracts ..............................       (9,161)      (7,872)      (6,572)      (6,643)
                                                    ----------   ----------   ----------   ----------
         Net equity transactions ................    3,412,694   18,626,212    6,697,708   12,558,890
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity ...........   12,364,668   10,981,990   15,279,406    9,844,860
Contract owners' equity beginning
   of period ....................................   44,710,049   42,061,592   49,304,733   43,707,056
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   57,074,717   53,043,582   64,584,139   53,551,916
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................    3,651,086    2,432,336    4,334,554    3,124,946
                                                    ----------   ----------   ----------   ----------
   Units purchased ..............................      748,308    1,339,310    1,070,858    1,069,303
   Units redeemed ...............................     (468,588)    (206,633)    (383,433)    (164,889)
                                                    ----------   ----------   ----------   ----------
   Ending units .................................    3,930,806    3,565,013    5,021,979    4,029,360
                                                    ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             GVITTotRt               GVITUSGro
                                                    --------------------------   ------------------
                                                        2003           2002        2003       2002
                                                    ------------   -----------   ---------   ------
Investment activity:
   Net investment income (loss) .................   $    658,594       404,397        (311)      --
   Realized gain (loss) on investments ..........    (17,193,853)   (1,719,802)     83,274       --
   Change in unrealized gain (loss)
      on investments ............................     39,116,191    (8,334,945)    155,904   (1,060)
   Reinvested capital gains .....................             --            --          --       --
                                                    ------------   -----------   ---------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     22,580,932    (9,650,350)    238,867   (1,060)
                                                    ------------   -----------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      4,183,451     4,919,043      88,142    1,152
   Transfers between funds ......................     23,521,820    32,391,644   1,607,869   39,702
   Surrenders (note 6) ..........................       (817,961)     (665,298)    (16,758)      --
   Death benefits (note 4) ......................        (19,643)      (47,036)         --       --
   Policy loans (net of repayments) (note 5) ....        (82,902)     (193,545)      1,896       --
   Deductions for surrender charges (note 2d) ...        (92,897)      (47,889)     (1,903)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (3,031,157)   (2,996,523)    (36,202)     (85)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (69,104)      (75,246)     (1,544)      (2)
      MSP contracts .............................         (5,203)       (6,427)        (22)      --
      SL contracts ..............................         (5,905)       (5,922)        (52)      --
                                                    ------------   -----------   ---------   ------
         Net equity transactions ................     23,580,499    33,272,801   1,641,426   40,767
                                                    ------------   -----------   ---------   ------

Net change in contract owners' equity ...........     46,161,431    23,622,451   1,880,293   39,707
Contract owners' equity beginning
   of period ....................................    152,004,356   120,541,130     401,922       --
                                                    ------------   -----------   ---------   ------
Contract owners' equity end of period ...........   $198,165,787   144,163,581   2,282,215   39,707
                                                    ============   ===========   =========   ======

CHANGES IN UNITS:
   Beginning units ..............................     19,713,536    12,722,718      48,858       --
                                                    ------------   -----------   ---------   ------
   Units purchased ..............................      3,850,811     4,041,134     175,669    4,514
   Units redeemed ...............................       (566,680)     (443,327)     (6,076)      (9)
                                                    ------------   -----------   ---------   ------
   Ending units .................................     22,997,667    16,320,525     218,451    4,505
                                                    ============   ===========   =========   ======

                                                           GVITWLead             GSMCV
                                                    -----------------------   -----------
                                                      2003         2002       2003   2002
                                                    ---------   -----------   ----   ----
Investment activity:
   Net investment income (loss) .................      (1,256)      325,793     --     --
   Realized gain (loss) on investments ..........    (478,707)   (8,129,244)     6     --
   Change in unrealized gain (loss)
      on investments ............................     769,609     7,929,242     20     --
   Reinvested capital gains .....................          --            --     --     --
                                                    ---------   -----------   ----   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     289,646       125,791     26     --
                                                    ---------   -----------   ----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     331,723     6,494,973     --     --
   Transfers between funds ......................    (194,494)  (34,349,065)  (763)    --
   Surrenders (note 6) ..........................    (101,811)      (28,000)    --     --
   Death benefits (note 4) ......................        (177)         (443)    --     --
   Policy loans (net of repayments) (note 5) ....        (446)       (1,264)    --     --
   Deductions for surrender charges (note 2d) ...     (11,563)       (2,015)    --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (139,529)     (285,274)   737     --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (4,842)       (5,735)    --     --
      MSP contracts .............................        (133)         (269)    --     --
      SL contracts ..............................        (399)      (34,986)    --     --
                                                    ---------   -----------   ----   ----
         Net equity transactions ................    (121,671)  (28,212,078)   (26)    --
                                                    ---------   -----------   ----   ----

Net change in contract owners' equity ...........     167,975   (28,086,287)    --     --
Contract owners' equity beginning
   of period ....................................   3,004,634    31,781,818     --     --
                                                    ---------   -----------   ----   ----
Contract owners' equity end of period ...........   3,172,609     3,695,531     --     --
                                                    =========   ===========   ====   ====

CHANGES IN UNITS:
   Beginning units ..............................     406,549     3,271,213     --     --
                                                    ---------   -----------   ----   ----
   Units purchased ..............................      62,011       707,326     77     --
   Units redeemed ...............................     (76,870)   (3,581,830)   (77)    --
                                                    ---------   -----------   ----   ----
   Ending units .................................     391,690       396,709     --     --
                                                    =========   ===========   ====   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       GSVITMidCap             JPMorBal
                                                    -----------------   -----------------------
                                                       2003      2002      2003         2002
                                                    ----------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   (6,407)    --      150,973      148,004
   Realized gain (loss) on investments ..........       (4,233)    --     (689,426)    (119,029)
   Change in unrealized gain (loss)
      on investments ............................      526,460     --    2,256,082   (1,352,372)
   Reinvested capital gains .....................           --     --           --           --
                                                    ----------   ----   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      515,820     --    1,717,629   (1,323,397)
                                                    ----------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,075,998     --    2,099,832    2,622,163
   Transfers between funds ......................    3,973,096     --      236,914    3,036,759
   Surrenders (note 6) ..........................      (12,813)    --   (1,276,360)    (362,726)
   Death benefits (note 4) ......................           --     --      (11,641)      (9,610)
   Policy loans (net of repayments) (note 5) ....       (2,626)    --        2,211      (14,543)
   Deductions for surrender charges (note 2d) ...       (1,455)    --     (144,959)     (26,110)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (34,520)    --     (651,407)    (492,724)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --     --      (16,374)     (13,254)
      MSP contracts .............................           --     --       (1,398)      (1,326)
      SL contracts ..............................           --     --       (3,556)      (2,664)
                                                    ----------   ----   ----------   ----------
         Net equity transactions ................    4,997,680     --      233,262    4,735,965
                                                    ----------   ----   ----------   ----------

Net change in contract owners' equity ...........    5,513,500     --    1,950,891    3,412,568
Contract owners' equity beginning
   of period ....................................       72,774     --   18,920,048   12,101,238
                                                    ----------   ----   ----------   ----------
Contract owners' equity end of period ...........   $5,586,274     --   20,870,939   15,513,806
                                                    ==========   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................        7,368     --    2,162,462    1,196,199
                                                    ----------   ----   ----------   ----------
   Units purchased ..............................      521,380     --      341,864      591,066
   Units redeemed ...............................       (6,384)    --     (307,484)     (96,783)
                                                    ----------   ----   ----------   ----------
   Ending units .................................      522,364     --    2,196,842    1,690,482
                                                    ==========   ====   ==========   ==========

                                                           JanBal            JanCapAp
                                                    ----------------   -----------------------
                                                       2003     2002      2003         2002
                                                    ---------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) .................      18,326     --       25,778       44,010
   Realized gain (loss) on investments ..........        (318)    --   (1,477,882)  (2,221,950)
   Change in unrealized gain (loss)
      on investments ............................      28,676     --    4,079,766     (202,669)
   Reinvested capital gains .....................          --     --           --           --
                                                    ---------   ----   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      46,684     --    2,627,662   (2,380,609)
                                                    ---------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     272,101     --    3,542,719    5,209,924
   Transfers between funds ......................   1,913,197     --      235,551      483,343
   Surrenders (note 6) ..........................     (19,923)    --     (538,526)    (556,941)
   Death benefits (note 4) ......................          --     --      (10,415)      (3,268)
   Policy loans (net of repayments) (note 5) ....          (3)    --      (41,958)    (133,568)
   Deductions for surrender charges (note 2d) ...      (2,263)    --      (61,162)     (40,089)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (10,065)    --   (1,287,359)  (1,291,443)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         (11)    --      (37,200)     (37,899)
      MSP contracts .............................          --     --       (1,033)      (1,337)
      SL contracts ..............................          --     --       (5,259)      (5,092)
                                                    ---------   ----   ----------   ----------
         Net equity transactions ................   2,153,033     --    1,795,358    3,623,630
                                                    ---------   ----   ----------   ----------

Net change in contract owners' equity ...........   2,199,717     --    4,423,020    1,243,021
Contract owners' equity beginning
   of period ....................................       9,803     --   28,913,142   30,630,149
                                                    ---------   ----   ----------   ----------
Contract owners' equity end of period ...........   2,209,520     --   33,336,162   31,873,170
                                                    =========   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         977     --    5,364,244    4,769,570
                                                    ---------   ----   ----------   ----------
   Units purchased ..............................     208,107     --      847,173    1,010,908
   Units redeemed ...............................      (1,190)    --     (512,487)    (435,065)
                                                    ---------   ----   ----------   ----------
   Ending units .................................     207,894     --    5,698,930    5,345,413
                                                    =========   ====   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            JanGITech                   JanIntGro
                                                    ------------------------   -----------------------
                                                        2003         2002         2003         2002
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $    (3,970)      (6,055)     231,865      100,905
   Realized gain (loss) on investments ..........    (1,460,395)  (3,218,745)     347,609     (759,789)
   Change in unrealized gain (loss)
      on investments ............................     3,332,600   (1,786,501)   1,389,516   (3,501,754)
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     1,868,235   (5,011,301)   1,968,990   (4,160,638)
                                                    -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     1,914,324    2,476,558    3,531,865    5,302,795
   Transfers between funds ......................    (1,068,281)    (191,799)  (5,844,641)   2,135,797
   Surrenders (note 6) ..........................      (249,265)    (621,466)    (430,229)    (441,539)
   Death benefits (note 4) ......................        (3,379)     (19,830)      (8,143)      (4,260)
   Policy loans (net of repayments) (note 5) ....       (21,960)      76,592      (29,524)     (47,785)
   Deductions for surrender charges (note 2d) ...       (28,309)     (44,734)     (48,862)     (31,783)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (594,238)    (732,440)  (1,064,487)  (1,186,667)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (17,205)     (21,079)     (27,599)     (32,563)
      MSP contracts .............................          (348)        (467)        (676)      (1,018)
      SL contracts ..............................        (2,866)      (3,406)      (3,843)      (4,073)
                                                    -----------   ----------   ----------   ----------
         Net equity transactions ................       (71,527)     917,929   (3,926,139)   5,688,904
                                                    -----------   ----------   ----------   ----------

Net change in contract owners' equity ...........     1,796,708   (4,093,372)  (1,957,149)   1,528,266
Contract owners' equity beginning
   of period ....................................    10,287,472   15,892,415   31,942,807   33,830,428
                                                    -----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $12,084,180   11,799,043   29,985,658   35,358,694
                                                    ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     4,230,880    3,857,628    6,832,396    5,358,130
                                                    -----------   ----------   ----------   ----------
   Units purchased ..............................       848,479    1,086,583      988,778    1,341,583
   Units redeemed ...............................      (876,605)    (871,217)  (1,791,408)    (315,025)
                                                    -----------   ----------   ----------   ----------
   Ending units .................................     4,202,754    4,072,994    6,029,766    6,384,688
                                                    ===========   ==========   ==========   ==========

                                                     JanRsLgCpCr        MGVITMultiSec
                                                    ------------   ------------------------
                                                     2003   2002      2003         2002
                                                    -----   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .................      --     --      772,560       818,441
   Realized gain (loss) on investments ..........      16     --      324,344      (527,855)
   Change in unrealized gain (loss)
      on investments ............................      --     --      971,216       453,363
   Reinvested capital gains .....................      --     --           --            --
                                                    -----   ----   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      16     --    2,068,120       743,949
                                                    -----   ----   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      --     --    2,243,107     6,321,116
   Transfers between funds ......................   1,092     --    4,490,598   (23,222,778)
   Surrenders (note 6) ..........................      --     --     (397,409)   (2,881,160)
   Death benefits (note 4) ......................      --     --       (8,076)      (25,056)
   Policy loans (net of repayments) (note 5) ....      --     --       (3,497)      (46,094)
   Deductions for surrender charges (note 2d) ...      --     --      (45,135)     (207,390)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (4)    --     (557,317)     (549,676)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      --     --      (12,906)       (8,486)
      MSP contracts .............................      --     --       (1,735)         (819)
      SL contracts ..............................      --     --       (2,193)      (31,724)
                                                    -----   ----   ----------   -----------
         Net equity transactions ................   1,088     --    5,705,437   (20,652,067)
                                                    -----   ----   ----------   -----------

Net change in contract owners' equity ...........   1,104     --    7,773,557   (19,908,118)
Contract owners' equity beginning
   of period ....................................      --     --   22,443,888    39,215,767
                                                    -----   ----   ----------   -----------
Contract owners' equity end of period ...........   1,104     --   30,217,445    19,307,649
                                                    =====   ====   ==========    ==========

CHANGES IN UNITS:
   Beginning units ..............................      --     --    1,873,291     3,491,194
                                                    -----   ----   ----------   -----------
   Units purchased ..............................     104     --      897,124     1,027,143
   Units redeemed ...............................      --     --     (422,207)   (2,827,953)
                                                    -----   ----   ----------   -----------
   Ending units .................................     104     --    2,348,208     1,690,384
                                                    =====   ====   ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    MFSVITInvGrwl    MFSVITValln       NBAMTFas            NBAMTGuard
                                                    -------------   -------------   --------------   -----------------------
                                                     2003    2002    2003    2002    2003     2002      2003         2002
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   (1)    --       (3)    --      (337)    --       (9,858)      87,277
   Realized gain (loss) on investments ..........       --     --       (3)    --    (2,490)    --   (2,531,726)    (372,257)
   Change in unrealized gain (loss)
      on investments ............................      (94)    --   (1,589)    --    21,240     --    4,256,030   (1,733,923)
   Reinvested capital gains .....................       --     --       --     --        --     --           --           --
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (95)    --   (1,595)    --    18,413     --    1,714,446   (2,018,903)
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................       96     --       --     --    25,662     --    1,714,111    1,685,663
   Transfers between funds ......................    5,166     --   83,453     --   619,115     --   (4,628,677)   5,701,822
   Surrenders (note 6) ..........................       --     --       --     --    (1,895)    --     (228,286)     (58,123)
   Death benefits (note 4) ......................       --     --       --     --        --     --         (159)     (14,924)
   Policy loans (net of repayments) (note 5) ....       --     --       --     --        (7)    --        4,355      (42,609)
   Deductions for surrender charges (note 2d) ...       --     --       --     --      (215)    --      (25,927)      (4,184)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (22)    --      (35)    --    (3,286)    --     (375,088)    (437,495)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (0)    --      (13)    --        --     --      (12,445)     (13,431)
      MSP contracts .............................       --     --       --     --        --     --         (544)        (711)
      SL contracts ..............................       --     --       --     --        --     --       (1,899)      (1,854)
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------
         Net equity transactions ................    5,240     --   83,405     --   639,374     --   (3,554,559)   6,814,154
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------

Net change in contract owners' equity ...........    5,145     --   81,810     --   657,787     --   (1,840,113)   4,795,251
Contract owners' equity beginning
   of period ....................................       --     --       --     --    35,726     --   14,922,297   12,299,916
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------
Contract owners' equity end of period ...........   $5,145     --   81,810     --   693,513     --   13,082,184   17,095,167
                                                    ======   ====   ======   ====   =======   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................       --     --       --     --     3,552     --    1,679,893      934,874
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------
   Units purchased ..............................      485     --    7,683     --    63,270     --      232,612      754,608
   Units redeemed ...............................       (2)    --       (5)    --    (2,667)    --     (685,641)    (102,994)
                                                    ------   ----   ------   ----   -------   ----   ----------   ----------
   Ending units .................................      483     --    7,678     --    64,155     --    1,226,864    1,586,488
                                                    ======   ====   ======   ====   =======   ====   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       NBAMTLMat             NBAMTMCGr
                                                    ---------------   -----------------------
                                                      2003     2002      2003         2002
                                                    --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $      1     --      (27,586)     (41,840)
   Realized gain (loss) on investments ..........        105     --   (5,042,987)  (1,852,062)
   Change in unrealized gain (loss)
      on investments ............................        216     --    9,419,353   (6,504,683)
   Reinvested capital gains .....................         --     --           --           --
                                                    --------   ----   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        322     --    4,348,780   (8,398,585)
                                                    --------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     11,940     --    4,347,982    4,931,188
   Transfers between funds ......................    156,229     --   (3,339,172)   6,473,957
   Surrenders (note 6) ..........................         --     --   (1,175,149)    (753,533)
   Death benefits (note 4) ......................         --     --       (5,081)     (31,116)
   Policy loans (net of repayments) (note 5) ....         --     --     (249,967)  (1,236,033)
   Deductions for surrender charges (note 2d) ...         --     --     (133,464)     (54,241)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (1,182)    --   (1,206,969)  (1,313,514)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (54)    --      (31,380)     (36,164)
      MSP contracts .............................         --     --         (811)      (1,438)
      SL contracts ..............................        (24)    --       (4,442)      (5,104)
                                                    --------   ----   ----------   ----------
         Net equity transactions ................    166,909     --   (1,798,453)   7,974,002
                                                    --------   ----   ----------   ----------

Net change in contract owners' equity ...........    167,231     --    2,550,327     (424,583)
Contract owners' equity beginning
   of period ....................................         --     --   36,682,614   41,223,765
                                                    --------   ----   ----------   ----------
Contract owners' equity end of period ...........   $167,231     --   39,232,941   40,799,182
                                                    ========   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --     --    4,122,483    3,163,605
                                                    --------   ----   ----------   ----------
   Units purchased ..............................     16,763     --    1,032,110      998,007
   Units redeemed ...............................       (125)    --   (1,099,656)    (337,789)
                                                    --------   ----   ----------   ----------
   Ending units .................................     16,638     --    4,054,937    3,823,823
                                                    ========   ====   ==========   ==========

                                                           NBAMTPart           NBAMTSocRe
                                                    -----------------------   ------------
                                                       2003         2002      2003    2002
                                                    ----------   ----------   -----   ----
Investment activity:
   Net investment income (loss) .................       (6,050)      54,309      --     --
   Realized gain (loss) on investments ..........     (471,034)    (198,037)     --     --
   Change in unrealized gain (loss)
      on investments ............................    2,322,329   (1,144,565)    (34)    --
   Reinvested capital gains .....................           --           --      --     --
                                                    ----------   ----------   -----   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,845,245   (1,288,293)    (34)    --
                                                    ----------   ----------   -----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      776,861    1,136,554      43     --
   Transfers between funds ......................       45,076      614,976   6,321     --
   Surrenders (note 6) ..........................     (247,948)    (523,850)     --     --
   Death benefits (note 4) ......................       (8,680)      (5,494)     --     --
   Policy loans (net of repayments) (note 5) ....       24,836      (32,666)     --     --
   Deductions for surrender charges (note 2d) ...      (28,160)     (37,708)     --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (380,425)    (390,745)    (23)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (14,764)     (16,385)     (2)    --
      MSP contracts .............................         (706)        (949)     --     --
      SL contracts ..............................       (2,773)      (3,531)     --     --
                                                    ----------   ----------   -----   ----
         Net equity transactions ................      163,317      740,202   6,339     --
                                                    ----------   ----------   -----   ----

Net change in contract owners' equity ...........    2,008,562     (548,091)  6,305     --
Contract owners' equity beginning
   of period ....................................   10,515,078   12,166,991      --     --
                                                    ----------   ----------   -----   ----
Contract owners' equity end of period ...........   12,523,640   11,618,900   6,305     --
                                                    ==========   ==========   =====   ====

CHANGES IN UNITS:
   Beginning units ..............................    1,311,811    1,149,207      --     --
                                                    ----------   ----------   -----   ----
   Units purchased ..............................      214,374      167,120     589     --
   Units redeemed ...............................     (199,615)    (100,367)     (2)    --
                                                    ----------   ----------   -----   ----
   Ending units .................................    1,326,570    1,215,960     587     --
                                                    ==========   ==========   =====   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           ONEMidCap                ONEMidCapV
                                                    -----------------------   -----------------------
                                                       2003         2002         2003         2002
                                                    ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   (1,474)          --        1,940           --
   Realized gain (loss) on investments ..........       (3,433)          --          184           --
   Change in unrealized gain (loss)
      on investments ............................      118,709           --       45,432           --
   Reinvested capital gains .....................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      113,802           --       47,556           --
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      114,076           --       48,258           --
   Transfers between funds ......................      721,678           --       97,241           --
   Surrenders (note 6) ..........................       (1,222)          --       (1,218)          --
   Death benefits (note 4) ......................           --           --           --           --
   Policy loans (net of repayments) (note 5) ....           (7)          --           --           --
   Deductions for surrender charges (note 2d) ...         (139)          --         (138)          --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (12,140)          --       (9,803)          --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --           --           --           --
      MSP contracts .............................           --           --           --           --
      SL contracts ..............................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
         Net equity transactions ................      822,246           --      134,340           --
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity ...........      936,048           --      181,896           --
Contract owners' equity beginning
   of period ....................................      200,800           --      386,963           --
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $1,136,848           --      568,859           --
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................       19,940           --       39,000           --
                                                    ----------          ---   ----------   ----------
   Units purchased ..............................       85,040           --       14,753           --
   Units redeemed ...............................       (3,244)          --       (1,185)          --
                                                    ----------          ---   ----------   ----------
   Ending units .................................      101,736           --       52,568           --
                                                    ==========   ==========   ==========   ==========

                                                            OppAggGro                  OppCapAp
                                                    ------------------------   ------------------------
                                                       2003          2002         2003          2002
                                                    ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) .................      (43,623)      288,505      267,931       355,319
   Realized gain (loss) on investments ..........   (5,542,734)   (9,788,326)  (4,454,170)   (6,010,763)
   Change in unrealized gain (loss)
      on investments ............................   12,284,486    (1,360,434)  14,526,624   (11,470,189)
   Reinvested capital gains .....................           --            --           --            --
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    6,698,129   (10,860,255)  10,340,385   (17,125,633)
                                                    ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    6,164,491    10,471,766   13,762,304    14,525,321
   Transfers between funds ......................   (1,082,713)   (5,107,376)   1,533,321     4,402,361
   Surrenders (note 6) ..........................     (899,798)   (1,010,433)    (996,404)   (1,612,602)
   Death benefits (note 4) ......................      (19,136)      (19,400)     (28,196)      (59,677)
   Policy loans (net of repayments) (note 5) ....      (36,956)      144,926     (131,938)      (99,952)
   Deductions for surrender charges (note 2d) ...     (102,192)      (72,733)    (113,164)     (116,078)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,812,345)   (2,012,311)  (2,557,734)   (2,541,194)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (45,613)      (48,309)     (66,616)      (68,706)
      MSP contracts .............................       (1,535)       (2,283)      (1,966)       (2,620)
      SL contracts ..............................       (4,721)       (5,316)      (8,355)       (8,052)
                                                    ----------   -----------   ----------   -----------
         Net equity transactions ................    2,159,482     2,338,531   11,391,252    14,418,801
                                                    ----------   -----------   ----------   -----------

Net change in contract owners' equity ...........    8,857,611    (8,521,724)  21,731,637    (2,706,832)
Contract owners' equity beginning
   of period ....................................   46,785,166    61,353,767   74,512,312    79,018,066
                                                    ----------   -----------   ----------   -----------
Contract owners' equity end of period ...........   55,642,777    52,832,043   96,243,949    76,311,234
                                                    ==========    ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ..............................    5,745,655     5,473,091    7,585,502     5,810,866
                                                    ----------   -----------   ----------   -----------
   Units purchased ..............................    1,104,797     1,090,041    1,962,002     1,680,397
   Units redeemed ...............................     (753,843)     (889,909)    (730,493)     (573,367)
                                                    ----------   -----------   ----------   -----------
   Ending units .................................    6,096,609     5,673,223    8,817,011     6,917,896
                                                    ==========    ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            OppGlSec            OppHiIncInt
                                                    ------------------------   ------------
                                                        2003         2002       2003   2002
                                                    -----------   ----------   -----   ----
Investment activity:
   Net investment income (loss) .................   $   211,532       92,019      --     --
   Realized gain (loss) on investments ..........    (3,987,381)      60,560     657     --
   Change in unrealized gain (loss)
      on investments ............................     7,152,659   (1,892,660)    (26)    --
   Reinvested capital gains .....................            --           --      --     --
                                                    -----------   ----------   -----   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     3,376,810   (1,740,081)    631     --
                                                    -----------   ----------   -----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     3,137,432    3,374,738     140     --
   Transfers between funds ......................     1,726,284    9,000,986   6,365     --
   Surrenders (note 6) ..........................      (810,723)    (122,913)     --     --
   Death benefits (note 4) ......................        (8,685)     (12,622)     --     --
   Policy loans (net of repayments) (note 5) ....      (432,839)     (43,548)     --     --
   Deductions for surrender charges (note 2d) ...       (92,075)      (8,848)     --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (1,051,035)    (590,624)    (55)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (19,454)     (14,408)     (1)    --
      MSP contracts .............................          (412)        (596)     --     --
      SL contracts ..............................        (2,660)      (1,985)     --     --
                                                    -----------   ----------   -----   ----
         Net equity transactions ................     2,445,833   11,580,180   6,449     --
                                                    -----------   ----------   -----   ----

Net change in contract owners' equity ...........     5,822,643    9,840,099   7,080     --
Contract owners' equity beginning
   of period ....................................    26,000,774   15,433,352      --     --
                                                    -----------   ----------   -----   ----
Contract owners' equity end of period ...........   $31,823,417   25,273,451   7,080     --
                                                    ===========   ==========   =====   ====

CHANGES IN UNITS:
   Beginning units ..............................     3,973,943    1,833,782      --     --
                                                    -----------   ----------   -----   ----
   Units purchased ..............................       807,853    1,477,523     690     --
   Units redeemed ...............................      (422,894)     (73,485)     (6)    --
                                                    -----------   ----------   -----   ----
   Ending units .................................     4,358,902    3,237,820     684     --
                                                    ===========   ==========   =====   ====

                                                           OppMSGrInc          OppMaStSmCpI
                                                    -----------------------   --------------
                                                       2003         2002       2003     2002
                                                    ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................      291,573      188,749         1     --
   Realized gain (loss) on investments ..........   (1,813,797)    (423,748)      384     --
   Change in unrealized gain (loss)
      on investments ............................    4,784,093   (2,056,686)    1,430     --
   Reinvested capital gains .....................           --           --        --     --
                                                    ----------   ----------   -------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    3,261,869   (2,291,685)    1,815     --
                                                    ----------   ----------   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    3,850,458    4,164,031        --     --
   Transfers between funds ......................    2,557,871    3,968,870   195,635     --
   Surrenders (note 6) ..........................     (614,245)    (495,561)       --     --
   Death benefits (note 4) ......................      (11,722)     (56,453)       --     --
   Policy loans (net of repayments) (note 5) ....      (35,074)    (204,585)       --     --
   Deductions for surrender charges (note 2d) ...      (69,761)     (35,671)       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,359,941)  (1,275,615)     (273)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (42,671)     (40,959)      (11)    --
      MSP contracts .............................       (1,743)      (2,174)       --     --
      SL contracts ..............................       (5,718)      (4,902)      (20)    --
                                                    ----------   ----------   -------   ----
         Net equity transactions ................    4,267,454    6,016,981   195,331     --
                                                    ----------   ----------   -------   ----

Net change in contract owners' equity ...........    7,529,323    3,725,296   197,146     --
Contract owners' equity beginning
   of period ....................................   27,448,873   26,137,983        --     --
                                                    ----------   ----------   -------   ----
Contract owners' equity end of period ...........   34,978,196   29,863,279   197,146     --
                                                    ==========   ==========   =======   ====

CHANGES IN UNITS:
   Beginning units ..............................    3,375,910    2,604,263        --     --
                                                    ----------   ----------   -------   ----
   Units purchased ..............................      857,795      810,630    17,699     --
   Units redeemed ...............................     (290,502)    (198,054)      (27)    --
                                                    ----------   ----------   -------   ----
   Ending units .................................    3,943,203    3,216,839    17,672     --
                                                    ==========   ==========   =======   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         PIMLowDur         PIMRealRet           PIMTotRet           PionHY
                                                    -----------------   ----------------   -----------------   ----------------
                                                       2003      2002     2003      2002      2003      2002     2003      2002
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .................   $   16,260     --     102,739     --      178,471     --      43,669     --
   Realized gain (loss) on investments ..........        1,472     --      72,963     --       14,110     --     180,042     --
   Change in unrealized gain (loss)
      on investments ............................       24,783     --     107,290     --      361,265     --      18,981     --
   Reinvested capital gains .....................           --     --          --     --           --     --          --     --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       42,515     --     282,992     --      553,846     --     242,692     --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      632,487     --   1,651,180     --    2,745,974     --      65,157     --
   Transfers between funds ......................    2,656,041     --   3,877,928     --   20,708,266     --   1,140,438     --
   Surrenders (note 6) ..........................       (5,777)    --      (9,671)    --     (170,340)    --      (1,313)    --
   Death benefits (note 4) ......................           --     --         (83)    --          (13)    --          --     --
   Policy loans (net of repayments) (note 5) ....          (35)    --     (13,643)    --       (1,445)    --        (189)    --
   Deductions for surrender charges (note 2d) ...         (656)    --      (1,098)    --      (19,346)    --        (149)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (27,061)    --     (76,784)    --     (166,945)    --     (18,379)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --     --          --     --           --     --          --     --
      MSP contracts .............................           --     --          --     --           --     --          --     --
      SL contracts ..............................           --     --          --     --           --     --          --     --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----
         Net equity transactions ................    3,254,999     --   5,427,829     --   23,096,151     --   1,185,565     --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----

Net change in contract owners' equity ...........    3,297,514     --   5,710,821     --   23,649,997     --   1,428,257     --
Contract owners' equity beginning
   of period ....................................      458,493     --     504,168     --    1,914,109     --       3,864     --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----
Contract owners' equity end of period ...........   $3,756,007     --   6,214,989     --   25,564,106     --   1,432,121     --
                                                    ==========   ====   =========   ====   ==========   ====   =========   ====

CHANGES IN UNITS:
   Beginning units ..............................       45,027     --      48,671     --      185,355     --         373     --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----
   Units purchased ..............................      323,618     --     543,227     --    2,221,350     --     116,233     --
   Units redeemed ...............................       (7,835)    --     (29,129)    --      (33,271)    --      (2,375)    --
                                                    ----------   ----   ---------   ----   ----------   ----   ---------   ----
   Ending units .................................      360,810     --     562,769     --    2,373,434     --     114,231     --
                                                    ==========   ====   =========   ====   ==========   ====   =========   ====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     PUTVTGrIncIB   PUTVTIntlEqIB    PUTVTVoyIB         RoyMicro
                                                    -------------   -------------   -------------   ----------------
                                                     2003    2002    2003    2002    2003    2002     2003      2002
                                                    ------   ----   ------   ----   ------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .................   $   --     --       --     --       --     --      (3,347)    --
   Realized gain (loss) on investments ..........       --     --    3,342     --       --     --      (2,115)    --
   Change in unrealized gain (loss)
      on investments ............................      (93)    --     (119)    --      (80)    --     467,846     --
   Reinvested capital gains .....................       --     --       --     --       --     --          --     --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (93)    --    3,223     --      (80)    --     462,384     --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      110     --       28     --       --     --     630,025     --
   Transfers between funds ......................    5,530     --   11,731     --   12,252     --   2,116,911     --
   Surrenders (note 6) ..........................       --     --       --     --       --     --      (4,505)    --
   Death benefits (note 4) ......................       --     --       --     --       --     --          --     --
   Policy loans (net of repayments) (note 5) ....       --     --       --     --       --     --         (70)    --
   Deductions for surrender charges (note 2d) ...       --     --       --     --       --     --        (512)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (25)    --       (8)    --      (20)    --     (22,603)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       --     --       --     --       (1)    --          --     --
      MSP contracts .............................       --     --       --     --       --     --          --     --
      SL contracts ..............................       --     --       --     --       --     --          --     --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----
         Net equity transactions ................    5,615     --   11,751     --   12,231     --   2,719,246     --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----

Net change in contract owners' equity ...........    5,522     --   14,974     --   12,151     --   3,181,630     --
Contract owners' equity beginning
   of period ....................................       --     --       --     --       --     --     440,620     --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----
Contract owners' equity end of period ...........   $5,522     --   14,974     --   12,151     --   3,622,250     --
                                                    ======   ====   ======   ====   ======   ====   =========   ====

CHANGES IN UNITS:
   Beginning units ..............................       --     --       --     --       --     --      43,606     --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----
   Units purchased ..............................      511     --    1,418     --    1,156     --     269,480     --
   Units redeemed ...............................       (3)    --       (1)    --       (2)    --      (6,075)    --
                                                    ------   ----   ------   ----   ------   ----   ---------   ----
   Ending units .................................      508     --    1,417     --    1,154     --     307,011     --
                                                    ======   ====   ======   ====   ======   ====   =========   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            SGVITMdCpGr                StOpp2
                                                    ------------------------   -----------------------
                                                        2003         2002         2003         2002
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   (11,355)     (22,406)     (29,115)     (27,934)
   Realized gain (loss) on investments ..........     1,415,209   (1,689,877)  (1,895,547)    (496,006)
   Change in unrealized gain (loss)
      on investments ............................     1,997,503   (4,637,081)   6,256,475   (4,095,255)
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     3,401,357   (6,349,364)   4,331,813   (4,619,195)
                                                    -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     1,300,825    2,903,172    4,247,406    5,565,835
   Transfers between funds ......................    (2,244,686)     656,464     (760,741)   5,959,160
   Surrenders (note 6) ..........................      (299,471)    (344,418)    (235,684)    (269,106)
   Death benefits (note 4) ......................        (9,524)      (4,535)      (4,655)     (16,183)
   Policy loans (net of repayments) (note 5) ....        (9,710)       4,609      (26,711)     (52,832)
   Deductions for surrender charges (note 2d) ...       (34,011)     (24,792)     (26,767)     (19,371)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (644,014)    (758,133)    (804,843)    (683,939)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (15,610)     (17,778)     (17,494)     (15,332)
      MSP contracts .............................          (331)        (583)        (367)        (399)
      SL contracts ..............................        (1,991)      (2,266)      (4,515)      (3,937)
                                                    -----------   ----------   ----------   ----------
         Net equity transactions ................    (1,958,523)   2,411,740    2,365,629   10,463,896
                                                    -----------   ----------   ----------   ----------
Net change in contract owners' equity ...........     1,442,834   (3,937,624)   6,697,442    5,844,701
Contract owners' equity beginning
   of period ....................................    17,470,890   24,803,371   24,109,124   20,466,749
                                                    -----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $18,913,724   20,865,747   30,806,566   26,311,450
                                                    ===========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ..............................     2,440,718    2,179,699    3,484,072    2,159,287
                                                    -----------   ----------   ----------   ----------
   Units purchased ..............................       399,674      382,709      744,377    1,258,378
   Units redeemed ...............................      (665,926)    (142,652)    (391,500)    (140,651)
                                                    -----------   ----------   ----------   ----------
   Ending units .................................     2,174,466    2,419,756    3,836,949    3,277,014
                                                    ===========   ==========   ==========   ==========

                                                          TRPEI2           TRPMCG2
                                                    ----------------   ----------------
                                                       2003     2002      2003     2002
                                                    ---------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .................      34,922     --      (1,505)    --
   Realized gain (loss) on investments ..........     (14,265)    --       5,000     --
   Change in unrealized gain (loss)
      on investments ............................     796,904     --     180,520     --
   Reinvested capital gains .....................          --     --          --     --
                                                    ---------   ----   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     817,561     --     184,015     --
                                                    ---------   ----   ---------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................   1,541,219     --     285,614     --
   Transfers between funds ......................   5,580,982     --   1,390,736     --
   Surrenders (note 6) ..........................      (6,054)    --      (7,887)    --
   Death benefits (note 4) ......................          --     --          --     --
   Policy loans (net of repayments) (note 5) ....        (251)    --      (2,480)    --
   Deductions for surrender charges (note 2d) ...        (688)    --        (896)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (51,611)    --      (9,822)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................          --     --          --     --
      MSP contracts .............................          --     --          --     --
      SL contracts ..............................          --     --          --     --
                                                    ---------   ----   ---------   ----
         Net equity transactions ................   7,063,597     --   1,655,265     --
                                                    ---------   ----   ---------   ----
Net change in contract owners' equity ...........   7,881,158     --   1,839,280     --
Contract owners' equity beginning
   of period ....................................     171,982     --     125,412     --
                                                    ---------   ----   ---------   ----
Contract owners' equity end of period ...........   8,053,140     --   1,964,692     --
                                                    =========   ====   =========   ====
CHANGES IN UNITS:
   Beginning units ..............................      16,999     --      12,242     --
                                                    ---------   ----   ---------   ----
   Units purchased ..............................     721,055     --     154,560     --
   Units redeemed ...............................      (9,433)    --      (4,018)    --
                                                    ---------   ----   ---------   ----
   Ending units .................................     728,621     --     162,784     --
                                                    =========   ====   =========   ====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30,2003 and 2002
(UNAUDITED)

                                                        TurnGVITGro             VEWrldEMkt
                                                    -------------------   ---------------------
                                                      2003       2002        2003        2002
                                                    --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .................   $   (134)      (115)      4,762       9,315
   Realized gain (loss) on investments ..........    (38,680)   (80,233)    149,613     694,956
   Change in unrealized gain (loss)
      on investments ............................    130,958   (129,496)    572,365    (473,828)
   Reinvested capital gains .....................         --         --          --          --
                                                    --------   --------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     92,144   (209,844)    726,740     230,443
                                                    --------   --------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     67,053    141,338     927,529     907,072
   Transfers between funds ......................    269,583     31,940     259,235   1,501,012
   Surrenders (note 6) ..........................    (25,218)    (1,577)   (143,112)   (103,144)
   Death benefits (note 4) ......................         --        (70)        (38)       (725)
   Policy loans (net of repayments) (note 5) ....         (6)    (2,706)    (20,997)    (21,627)
   Deductions for surrender charges (note 2d) ...     (2,864)      (113)    (16,254)     (7,424)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (24,612)   (23,073)   (278,517)   (299,808)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (887)      (717)     (9,097)    (10,581)
      MSP contracts .............................        (10)       (15)       (238)       (323)
      SL contracts ..............................       (179)      (124)     (1,078)     (1,123)
                                                    --------   --------   ---------   ---------
         Net equity transactions ................    282,860    144,883     717,433   1,963,329
                                                    --------   --------   ---------   ---------
Net change in contract owners' equity ...........    375,004    (64,961)  1,444,173   2,193,772
Contract owners' equity beginning
   of period ....................................    459,519    456,743   6,176,511   5,193,772
                                                    --------   --------   ---------   ---------
Contract owners' equity end of period ...........   $834,523    391,782   7,620,684   7,387,544
                                                    ========   ========   =========   =========
CHANGES IN UNITS:
   Beginning units ..............................    208,046    118,103     830,944     674,864
                                                    --------   --------   ---------   ---------
   Units purchased ..............................    149,462     58,249     186,549     231,705
   Units redeemed ...............................    (47,971)   (20,018)   (105,672)    (23,404)
                                                    --------   --------   ---------   ---------
   Ending units .................................    309,537    156,334     911,821     883,165
                                                    ========   ========   =========   =========

                                                         VEWrldHAs             VKoreFI
                                                    ---------------------   -------------
                                                       2003        2002      2003    2002
                                                    ---------   ---------   ------   ----
Investment activity:
   Net investment income (loss) .................      11,902      14,697       --     --
   Realized gain (loss) on investments ..........    (242,047)    (27,590)      --     --
   Change in unrealized gain (loss)
      on investments ............................     300,626     142,991     (107)    --
   Reinvested capital gains .....................          --          --       --     --
                                                    ---------   ---------   ------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      70,481     130,098     (107)    --
                                                    ---------   ---------   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     253,607     309,723       --     --
   Transfers between funds ......................     481,792   1,504,881   35,839     --
   Surrenders (note 6) ..........................     (64,914)    (36,906)      --     --
   Death benefits (note 4) ......................       1,165        (106)      --     --
   Policy loans (net of repayments) (note 5) ....      (6,881)     (1,015)      --     --
   Deductions for surrender charges (note 2d) ...      (7,372)     (2,657)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (99,267)    (92,875)      (3)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (3,413)     (3,510)      --     --
      MSP contracts .............................        (162)        (98)      --     --
      SL contracts ..............................        (491)       (333)      --     --
                                                    ---------   ---------   ------   ----
         Net equity transactions ................     554,064   1,677,104   35,836     --
                                                    ---------   ---------   ------   ----
Net change in contract owners' equity ...........     624,545   1,807,202   35,729     --
Contract owners' equity beginning
   of period ....................................   2,406,075   1,605,256       --     --
                                                    ---------   ---------   ------   ----
Contract owners' equity end of period ...........   3,030,620   3,412,458   35,729     --
                                                    =========   =========   ======   ====
CHANGES IN UNITS:
   Beginning units ..............................     293,707     190,667       --     --
                                                    ---------   ---------   ------   ----
   Units purchased ..............................      79,312     188,514    3,551     --
   Units redeemed ...............................     (24,335)    (14,657)      --     --
                                                    ---------   ---------   ------   ----
   Ending units .................................     348,684     364,524    3,551     --
                                                    =========   =========   ======   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            VKEmMkt                VKMidCapG              VKUSRealEst
                                                    ----------------------   ---------------------   -----------------------
                                                       2003        2002        2003        2002         2003         2002
                                                    ----------   ---------   ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   (4,824)     (2,411)     (1,938)     (2,608)     (19,946)     (12,977)
   Realized gain (loss) on investments ..........      110,099      60,858    (268,815)    (37,477)    (247,286)     125,538
   Change in unrealized gain (loss) on
      investments ...............................      911,805    (135,582)    713,855    (608,924)   3,922,914    1,732,147
   Reinvested capital gains .....................           --          --          --          --           --           --
                                                    ----------   ---------   ---------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,017,080     (77,135)    443,102    (649,009)   3,655,682    1,844,708
                                                    ----------   ---------   ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................      776,858     555,032     339,297     525,709    3,123,361    2,450,661
   Transfers between funds ......................    1,323,579   1,380,096    (141,146)  1,100,798      212,134    8,039,088
   Surrenders (note 6) ..........................     (112,569)    (45,554)    (18,896)    (15,608)    (408,111)    (161,187)
   Death benefits (note 4) ......................           (2)     12,004        (113)     (4,513)         224      (13,017)
   Policy loans (net of repayments) (note 5) ....        8,414     (13,842)    (16,827)    (21,940)    (103,380)     (19,597)
   Deductions for surrender charges (note 2d) ...      (12,785)     (3,279)     (2,146)     (1,123)     (46,350)     (11,603)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (214,705)   (118,562)   (110,460)   (110,052)    (821,490)    (565,648)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (7,234)     (4,030)     (2,807)     (2,729)     (24,577)     (17,050)
      MSP contracts .............................         (268)       (174)        (48)        (52)      (3,095)      (2,807)
      SL contracts ..............................         (872)       (368)       (375)       (340)      (3,189)      (1,990)
                                                    ----------   ---------   ---------   ---------   ----------   ----------
         Net equity transactions ................    1,760,416   1,761,323      46,479   1,470,150    1,925,527    9,696,850
                                                    ----------   ---------   ---------   ---------   ----------   ----------

Net change in contract owners' equity ...........    2,777,496   1,684,188     489,581     821,141    5,581,209   11,541,558
Contract owners' equity beginning
   of period ....................................    4,738,513   2,393,013   2,572,866   2,504,082   25,528,406   15,100,336
                                                    ----------   ---------   ---------   ---------   ----------   ----------
Contract owners' equity end of period ...........   $7,516,009   4,077,201   3,062,447   3,325,223   31,109,615   26,641,894
                                                    ==========   =========   =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      392,219     215,898     611,451     408,670    2,082,394    1,210,568
                                                    ----------   ---------   ---------   ---------   ----------   ----------
   Units purchased ..............................      186,252     150,293     137,181     287,144      380,227      794,228
   Units redeemed ...............................      (49,533)        422    (135,327)    (29,464)    (226,394)     (61,330)
                                                    ----------   ---------   ---------   ---------   ----------   ----------
   Ending units .................................      528,938     366,613     613,305     666,350    2,236,227    1,943,466
                                                    ==========   =========   =========   =========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

             Portfolios of AIM Variable Insurance Funds, Inc.;
                AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
                   (AIMCapAp)
                AIM VIF Basic Value Fund - Series I (AIMBVF)
                AIM VIF Capital Development Fund - Series I (AIMCDF)

             Portfolios of Alliance Variable Products Series Funds;
                Alliance Bernstein VPS Small Cap Value Portfolio - Class A
                   (AllSmCpVal)
                Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP Inflation Protection Fund - Class II
                   (ACVPInfPr)
                American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                American Century VP Value Fund - Class I (ACVPVal)

             Baron Capital Asset Trust - Insurance Series;
                Baron Capital Asset Trust (BCAT)

             Calvert Variable Series (CVS), Inc.;
                Calvert Social Equity Portfolio (CVSSEP)

             Comstock GVIT Value Fund - Class I
                (formerly Nationwide(R) SAT Federated Equity Income)
                   (ComGVITVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

             Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                Dreyfus GVIT International Value Fund - Class I (DryIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

             Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
               *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                   (DryMidCapStk)
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                (DrySRGro)

             Dreyfus Stock Index Fund (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                   (DryDevLeadI)
                Dreyfus VIF - International Value Portfolio - Initial Shares
                   (DryIntVal)

             Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund -
                Class I (FGVITHiInc)

             Portfolios of Federated Insurance Series;
                Federated American Leaders Fund II - Primary Shares (FedAmLdII) Federated Capital Appreciation Fund II - Primary Shares
                   (FedCpApII)
                Federated Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity VIP II);
                Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)
                Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                   Class (FidVIPInvGrB)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOPS)
                Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                   (FidVIPMCap)
                Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
                   (FidVIPValStS)

             Funds of the Franklin Templeton Variable Insurance Products
                (Franklin Templeton VIP);
                Franklin Templeton VIP - Franklin Rising Dividends Securities
                   Fund - Class I (FTVIPFRDiv)
                Franklin Templeton VIP - Franklin Small Cap Value Securities
                   Fund - Class I (FTVIPSmCpVal)
                Franklin Templeton VIP - Templeton Foreign Securities Fund -
                   Class I (FTVIPFS)

             Franklin Templeton Variable Insurance Products Trust (Franklin
                Templeton VIPT);
                Franklin Templeton VIPT - Templeton Foreign Securities Fund -
                   Class 2 (FTVIPFS2)

             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                (formerly Nationwide(R) SAT);
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
                Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund - Class
                   I (GVITGlTech)
                Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                   (formerly Nationwide(R) SAT Capital Appreciation Fund)
                      (GVITGrowth)
                Gartmore GVIT ID (Investor Destinations) Aggressive Fund
                   (GVITIDAgg)
                Gartmore GVIT ID (Investor Destinations) Conservative Fund
                   (GVITIDCon)
                Gartmore GVIT ID (Investor Destinations) Moderate Fund
                   (GVITIDMod)
                Gartmore GVIT ID (Investor Destinations) Moderately Aggressive
                   Fund (GVITIDModAgg)
                Gartmore GVIT ID (Investor Destinations) Moderately Conservative
                   Fund (GVITIDModCon)
                Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                   (NWGVITStrVal)
                Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I
                   (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

             Portfolios of Goldman Sachs Funds;
               *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

             J.P. Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                Class I (JPMorBal)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGITech)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)
                Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                   Shares (JanRsLgCpCr)

             MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                Class I (MGVITMultiSec)

             Funds of Massachusetts Financial Services Variable Insurance Trust
                (MFS VIT);
                MFS VIT - MFS Investors Growth Stock Series - Initial Class
                   (MFSVITInvGrwI)
                MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                   (NBAMTLMat)
                Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                   (NBAMTSocRe)

             Portfolios of Bank One One Group(R) Investment Trust;
               *One Group(R) IT Balanced Portfolio (ONEBal)
               *One Group(R) IT Bond Portfolio (ONEBP)
               *One Group(R) IT Diversified Equity Portfolio (ONEDIVE) *One Group(R) IT Diversified Mid Cap Portfolio (ONEDivMid) *One Group(R) IT Equity Index Portfolio (ONEEqInd)
               *One Group(R) IT Government Bond Portfolio (ONEGovBd)
               *One Group(R) IT Large Cap Growth Portfolio (ONELgCap)
                One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
                One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

             Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
                   Class (OppMSGrInc)
                Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                   (OppMaStSmCpI)

             Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                PIMCO VIT Low Duration Portfolio - Administrative Shares
                   (PIMLowDur)
                PIMCO VIT Real Return Portfolio - Administrative Shares
                   (PIMRealRet)
                PIMCO VIT Total Return Portfolio - Administrative Shares
                   (PIMTotRet)

             Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)

             Funds of the Putnam Variable Trust (Putnam VT);
                Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB) Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)

             Royce Capital Fund - Micro Cap (RoyMicro)

             Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                Class I (SGVITMdCpGr)

            *Strong Opportunity Fund Inc.(STROpp)

             Strong Opportunity Fund II, Inc.(StOpp2)

             Portfolios of T. Rowe Price Funds;
               *T. Rowe Price Equity Income Fund (TRPEI)
                T. Rowe Price Equity Income Portfolio - II (TRPEI2)
               *T. Rowe Price Mid Cap Growth Fund, Inc.(TRPMCG)
                T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

             Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund - Class
                I (TurnGVITGro)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of the Van Kampen Universal Institutional Funds (Van Kampen
                UIF);
                Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                   (VKoreFI)
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At June 30, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. For Protection(SM) flexible premium contracts, the Company deducts a premium load charge not to exceed 7.50% for policy years 1-15, currently 5.50% (for policy years 16 and after, the maximum premium load is guaranteed not to exceed 6.00%). The Company may at its sole discretion reduce this sales loading.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          For the Corporate Series, the Company deducts a front-end sales load not to exceed 9.0% from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c)  Administrative Charges

          For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). For Protection(SM) flexible premium contracts, the Company deducts $5 per month (not to exceed $7.50) for all policy years. This charge is assessed against each contract by liquidating units.

          For Protection(SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For Protection(SM) last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

          For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For Protection(SM) flexible premium contracts and survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the 15th year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Asset Charges

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of 0.55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of 0.55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to 0.35%. If the cash value is greater than $100,000, the company reduces the annual rate to 0.20%. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     For Protection(SM) flexible payment contracts, the Company deducts an annual rate of 0.80% for policy years 1-15. For policy years 16 and after the Company deducts an annual rate of 0.30%. This charge is assessed monthly against each contract by liquidating units.

     The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $257,430 and $0, respectively, and total transfers from the Account to the fixed account were $17,567,542 and $0, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended June 30, 2003.

                                                    Contract                                         Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                      Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                    --------  ---------  ----------  --------------  ----------  ---------
     The BEST of AMERICA(R) America's FUTURE Life Series(SM)

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..................................   0.00%        2,573  $10.658123    $    27,423      0.00%       6.58% 05/01/03

        Aim VIF Basic Value Fund - Series I
           2003 ..................................   0.00%        5,392   11.148283         60,112      0.00%      13.16%

        Aim VIF Capital Development Fund - Series I
           2003 ..................................   0.00%          304   11.255239          3,422      0.00%      14.59%

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..................................   0.00%        3,674   10.875345         39,956      4.15%       8.75% 05/01/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..................................   0.00%       12,591   11.564047        145,603      2.47%      15.36%

        American Century VP Income & Growth Fund - Class I
           2003 ..................................   0.00%    1,427,662   11.078865     15,816,875      1.21%      12.03%
           2002 ..................................   0.00%    1,253,223   11.001100     13,786,832      0.96%      -0.10%
           2001 ..................................   0.00%    1,019,586   12.872867     13,124,995      0.80%      -3.81%
           2000 ..................................   0.00%      608,317   14.437198      8,782,393      0.55%      -3.58%
           1999 ..................................   0.00%      222,761   13.924470      3,101,828      0.01%       9.76%

        American Century VP Inflation Protection Fund - Class II
           2003 ..................................   0.00%       14,734   10.253921        151,081      0.52%       2.54% 04/30/03

        American Century VP International Fund - Class I
           2003 ..................................   0.00%    2,105,760    9.591057     20,196,464      0.77%       4.95%
           2002 ..................................   0.00%    1,673,997   10.962671     18,351,478      0.67%      -0.04%
           2001 ..................................   0.00%    1,611,270   12.939244     20,848,616      0.08%     -20.15%
           2000 ..................................   0.00%      938,372   18.310155     17,181,737      0.11%      -6.01%
           1999 ..................................   0.00%      391,411   12.748666      4,989,964      0.00%       7.35%

        American Century VP Ultra Fund - Class I
           2003 ..................................   0.00%      140,844    8.968086      1,263,101      0.00%      11.56%
           2002 ..................................   0.00%        1,509    9.126639         13,772      0.00%      -0.09% 05/01/02

        American Century VP Value Fund - Class I
           2003 ..................................   0.00%    2,304,396   13.244227     30,519,944      1.11%       9.42%
           2002 ..................................   0.00%    2,051,025   13.309987     27,299,116      0.72%      -0.04%
           2001 ..................................   0.00%      829,124   13.162764     10,913,564      0.90%       7.21%
           2000 ..................................   0.00%      221,649    9.976535      2,211,289      1.03%      -4.00%
           1999 ..................................   0.00%       86,763   11.859229      1,028,942      0.99%      13.15%

        Comstock GVIT Value Fund - Class I
           2003 ..................................   0.00%      405,869    9.080252      3,685,393      0.65%      13.24%
           2002 ..................................   0.00%      225,931    9.194367      2,077,293      0.66%      -0.14%
           2001 ..................................   0.00%      183,663   11.126027      2,043,439      0.67%      -8.75%
           2000 ..................................   0.00%       90,683   13.880909      1,258,762      0.39%       1.75%
           1999 ..................................   0.00%       33,099   12.669477        419,347      0.26%      10.04%

                                                    Contract                                          Investment
                                                    Expense                  Unit        Contract       Income      Total
                                                      Rate*     Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                    --------  ----------  ----------  --------------  ----------  ---------
        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..................................   0.00%        66,500  $ 7.866455   $    523,119      0.00%     18.59%
           2002 ..................................   0.00%        57,383    8.654139        496,600      0.00%     -0.14%
           2001 ..................................   0.00%        65,005   11.348844        737,732      0.00%    -19.60%
           2000 ..................................   0.00%        69,157   18.282108      1,264,336      0.00%      4.98%
           1999 ..................................   0.00%        29,610   12.007240        355,534      0.00%     12.73%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..................................   0.00%       163,063    8.115438      1,323,328      0.00%      8.83%
           2002 ..................................   0.00%       158,329    9.164759      1,451,047      0.00%     -0.02%
           2001 ..................................   0.00%       164,292   10.068951      1,654,248      0.00%    -15.94%
           2000 ..................................   0.00%       158,181   14.750371      2,333,228      0.00%     -8.74%
           1999 ..................................   0.00%       108,833   11.263216      1,225,810      0.00%      6.92%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ..................................   0.00%       100,714   10.961574      1,103,984      0.00%      8.83%
           2002 ..................................   0.00%       123,811   11.829168      1,464,581      0.00%     -0.10%
           2001 ..................................   0.00%       124,219   13.403664      1,664,990      0.00%      3.31%
           2000 ..................................   0.00%        92,844   11.622352      1,079,066      0.00%     -2.44%
           1999 ..................................   0.00%        36,933   12.922177        477,255      0.00%     15.24%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..................................   0.00%           991   10.904309         10,806      0.00%      9.04% 05/01/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..................................   0.00%     1,322,033   14.447099     19,099,542      0.24%     11.96%
           2002 ..................................   0.00%     1,155,926   14.671018     16,958,611      0.15%     -0.04%
           2001 ..................................   0.00%       540,924   15.538046      8,404,902      0.29%      0.66%
           2000 ..................................   0.00%       113,791   14.500124      1,649,984      0.36%      8.22%
           1999 ..................................   0.00%        36,209   12.272537        444,376      0.22%     10.75%

        Dreyfus IP - European Equity Portfolio
           2003 ..................................   0.00%           282    0.851990            240      0.00%    -87.91%
           2002 ..................................   0.00%       159,102    8.375064      1,332,489      0.00%     -0.08%
           2001 ..................................   0.00%        92,586   10.086472        933,866      0.06%    -20.41%
           2000 ..................................   0.00%        44,659   13.247885        591,637      0.00%      2.45%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..................................   0.00%       207,003    8.644856      1,789,511      0.00%     12.63%
           2002 ..................................   0.00%        21,121    9.080000        191,779      0.00%     -0.09% 05/01/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ..................................   0.00%     1,327,623    9.083467     12,059,420      0.01%     10.27%
           2002 ..................................   0.00%     1,282,069    9.607048     12,316,898      0.01%     -0.17%
           2001 ..................................   0.00%     1,131,043   12.859282     14,544,401      0.01%    -14.12%
           2000 ..................................   0.00%       702,620   17.258836     12,126,403      0.01%      2.55%
           1999 ..................................   0.00%       231,883   14.590723      3,383,341      0.00%     12.77%

        Dreyfus Stock Index Fund
           2003 ..................................   0.00%    12,182,464   10.677440    130,077,528       0.76%     11.64%
           2002 ..................................   0.00%    11,007,415   10.678027    117,537,475       0.63%     -0.13%
           2001 ..................................   0.00%     7,926,833   13.068871    103,594,758       0.51%     -6.83%
           2000 ..................................   0.00%     5,101,112   15.377685     78,443,293       0.51%     -0.55%
           1999 ..................................   0.00%     2,241,543   14.377543     32,227,884       0.67%     12.14%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 ..................................     0.00%    1,138,197   $11.816957     $13,450,025       0.02%       8.50%
      2002 ..................................     0.00%    1,139,431    11.940804      13,605,722       0.01%      -0.09%
      2001 ..................................     0.00%      892,690    13.516447      12,065,997       0.02%      -6.26%
      2000 ..................................     0.00%      585,117    14.918174       8,728,877       0.01%       2.79%
      1999 ..................................     0.00%      308,665    13.999620       4,321,193       0.01%       7.51%

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
      2003 ..................................     0.00%          128    10.883062           1,393       0.00%       8.83% 05/01/03

   Federated American Leaders Fund II - Primary Shares
      2003 ..................................     0.00%        2,187    10.890498          23,818       0.00%       8.90% 05/01/03

   Federated Capital Appreciation Fund II - Primary Shares
      2003 ..................................     0.00%        1,897    10.640175          20,184       0.00%       6.40% 05/01/03

   Federated GVIT High Income Bond Fund - Class I
      2003 ..................................     0.00%    1,250,333    12.211624      15,268,596       4.05%      13.36%
      2002 ..................................     0.00%      540,433    10.405049       5,623,232       4.57%       0.00%
      2001 ..................................     0.00%      269,222    10.236513       2,755,895       4.83%       2.23%
      2000 ..................................     0.00%      146,476    10.753549       1,575,137       5.18%      -1.50%
      1999 ..................................     0.00%      111,500    10.869909       1,211,995       4.25%       2.74%

   Federated Quality Bond Fund II - Primary Shares
      2003 ..................................     0.00%    2,474,028    13.490334      33,375,464       3.28%       4.82%
      2002 ..................................     0.00%    1,876,177    12.078364      22,661,149       3.22%       0.03%
      2001 ..................................     0.00%      675,198    11.303798       7,632,302       2.33%       3.70%
      2000 ..................................     0.00%       74,773    10.178410         761,070       1.20%       3.13%
      1999 ..................................     0.00%          187     9.889224           1,849       0.00%      -1.11% 05/03/99

   Fidelity(R) VIP - Equity-Income Portfolio: Service Class
      2003 ..................................     0.00%    3,451,634    11.190728      38,626,297       1.76%      10.67%
      2002 ..................................     0.00%    3,020,618    11.430587      34,527,437       1.35%      -0.06%
      2001 ..................................     0.00%    2,106,607    12.709487      26,773,894       1.22%      -0.99%
      2000 ..................................     0.00%    1,422,008    11.524638      16,388,127       1.46%      -2.76%
      1999 ..................................     0.00%      815,819    12.567727      10,252,990       1.19%      12.67%

   Fidelity(R) VIP - Growth Portfolio: Service Class
      2003 ..................................     0.00%    4,382,358    11.083471      48,571,738       0.20%      13.41%
      2002 ..................................     0.00%    4,208,480    11.300904      47,559,628       0.13%      -0.19%
      2001 ..................................     0.00%    3,701,421    15.372208      56,899,014       0.00%      -9.66%
      2000 ..................................     0.00%    2,374,336    20.103361      47,732,134       0.07%       5.06%
      1999 ..................................     0.00%      739,415    15.939560      11,785,956       0.11%      14.36%

   Fidelity(R) VIP - High Income Portfolio: Service Class
      2003 ..................................     0.00%    1,550,028     8.542690      13,241,409       6.94%      17.06%
      2002 ..................................     0.00%    1,154,904     6.741919       7,786,269       9.98%      -0.04%
      2001 ..................................     0.00%      958,958     7.418079       7,113,626      10.33%      -7.20%
      2000 ..................................     0.00%      693,311     9.817929       6,806,878       5.16%      -4.95%
      1999 ..................................     0.00%      550,777    10.310987       5,679,054       8.01%       7.88%

   Fidelity(R) VIP - Overseas Portfolio: Service Class
      2003 ..................................     0.00%    1,737,729     8.972866      15,592,409       0.67%      10.28%
      2002 ..................................     0.00%    1,139,004     9.958189      11,342,417       0.53%      -0.03%
      2001 ..................................     0.00%      893,195    11.484157      10,257,592       4.33%     -11.48%
      2000 ..................................     0.00%      585,003    15.237697       8,914,098       1.15%      -5.04%
      1999 ..................................     0.00%      208,112    12.172640       2,533,272       0.63%       8.07%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Fidelity(R) VIP II - Contrafund Portfolio: Service Class
      2003 ..................................     0.00%    3,507,306   $13.084582     $45,891,633       0.35%       9.54%
      2002 ..................................     0.00%    3,157,587    13.077409      41,293,057       0.65%      -0.01%
      2001 ..................................     0.00%    2,754,784    13.543003      37,308,048       0.60%     -10.00%
      2000 ..................................     0.00%    1,858,452    15.912689      29,572,969       0.30%      -1.36%
      1999 ..................................     0.00%      776,953    14.446092      11,223,935       0.34%      11.18%

   Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
      2003 ..................................     0.00%        7,904    10.165165          80,345       0.00%       1.65% 05/01/03

   Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
      2003 ..................................     0.00%    1,220,888     8.101451       9,890,964       0.65%      12.87%
      2002 ..................................     0.00%    1,186,344     7.968920       9,453,880       0.82%      -0.13%
      2001 ..................................     0.00%    1,065,554     9.800412      10,442,868       0.23%      -8.77%
      2000 ..................................     0.00%      814,000    12.491144      10,167,791       1.08%      -3.70%
      1999 ..................................     0.00%      410,372    13.251757       5,438,150       0.68%       6.44%

   Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
      2003 ..................................     0.00%        3,219    11.069550          35,633       0.00%      10.70% 05/01/03

   Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
      2003 ..................................     0.00%      138,817     9.125472       1,266,771       0.00%      21.52%
      2002 ..................................     0.00%        1,268     8.783270          11,137       0.00%      -0.12% 05/01/02

   Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
      2003 ..................................     0.00%       42,604    10.545198         449,268       5.08%       5.45% 05/01/03

   Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
      2003 ..................................     0.00%          726    11.052891           8,024       0.26%      10.53% 05/01/03

   Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
      2003 ..................................     0.00%       15,623    10.780481         168,423       4.01%       7.80% 05/01/03

   Gartmore GVIT Emerging Markets Fund - Class I
      2003 ..................................     0.00%      168,198     8.136486       1,368,541       0.32%      16.19%
      2002 ..................................     0.00%      174,301     8.054883       1,403,974       0.05%      -0.02%
      2001 ..................................     0.00%       39,736     8.887131         353,139       0.47%       2.01%

   Gartmore GVIT Global Financial Services Fund - Class I
      2003 ..................................     0.00%       60,364     9.843572         594,197       0.00%      13.62%
      2002 ..................................     0.00%          628     9.546330           5,995       0.00%      -0.05% 05/01/02

   Gartmore GVIT Global Health Sciences Fund - Class I
      2003 ..................................     0.00%       75,910    10.539719         800,070       0.00%      26.37%
      2002 ..................................     0.00%        1,383     8.890022          12,295       0.00%      -0.11% 05/01/02

   Gartmore GVIT Global Technology and Communications Fund - Class I
      2003 ..................................     0.00%      649,675     2.483881       1,613,715       0.00%      25.94%
      2002 ..................................     0.00%      365,386     2.343594         856,316       0.64%      -0.32%
      2001 ..................................     0.00%      209,961     4.265563         895,602       0.00%     -29.12%

   Gartmore GVIT Global Utilities Fund - Class I
      2003 ..................................     0.00%       32,616     9.626639         313,982       0.13%      10.86%
      2002 ..................................     0.00%          589     9.325875           5,493       0.36%      -0.07% 05/01/02

   Gartmore GVIT Government Bond Fund - Class I
      2003 ..................................     0.00%    3,600,231    14.692549      52,896,570       2.01%       3.13%
      2002 ..................................     0.00%    2,750,942    13.373815      36,790,589       2.37%       0.04%
      2001 ..................................     0.00%    1,106,057    12.259550      13,559,761       2.76%       2.43%
      2000 ..................................     0.00%      640,699    11.063916       7,088,640       3.41%       4.03%
      1999 ..................................     0.00%      370,021    10.653833       3,942,144       3.36%      -2.18%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                              Investment
                                                Expense                    Unit         Contract        Income       Total
                                                 Rate*        Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------    ---------   ----------   --------------   ----------   ---------
   Gartmore GVIT Growth Fund - Class I
      2003 ..................................     0.00%     1,943,301   $ 5.866955     $11,401,260       0.00%      15.03%
      2002 ..................................     0.00%     1,866,486     5.927802      11,064,159       0.00%      -0.17%
      2001 ..................................     0.00%     1,668,148     7.833651      13,067,689       0.00%     -21.32%
      2000 ..................................     0.00%     1,433,453    13.654695      19,573,364       0.17%       0.76%
      1999 ..................................     0.00%       877,342    14.546773      12,762,495       0.31%      11.93%

   Gartmore GVIT ID Aggressive Fund
      2003 ..................................     0.00%       309,102     9.238004       2,855,486       0.73%      10.88%
      2002 ..................................     0.00%        29,370     9.496625         278,916       0.78%      -0.05% 01/25/02

   Gartmore GVIT ID Conservative Fund
      2003 ..................................     0.00%       267,261    10.448478       2,792,471       1.25%       3.96%
      2002 ..................................     0.00%        30,191    10.008384         302,163       0.94%       0.00% 01/25/02

   Gartmore GVIT ID Moderate Fund
      2003 ..................................     0.00%       866,394     9.860653       8,543,211       1.03%       7.88%
      2002 ..................................     0.00%        85,120     9.694423         825,189       1.02%      -0.03% 01/25/02

   Gartmore GVIT ID Moderately Aggressive Fund
      2003 ..................................     0.00%       859,401     9.514882       8,177,099       0.86%       9.52%
      2002 ..................................     0.00%        68,864     9.596253         660,836       0.95%      -0.04% 01/25/02

   Gartmore GVIT ID Moderately Conservative Fund
      2003 ..................................     0.00%       677,754    10.209725       6,919,682       1.19%       5.88%
      2002 ..................................     0.00%        58,544     9.862329         577,380       1.73%      -0.01% 01/25/02

   Gartmore GVIT International Growth Fund - Class I
      2003 ..................................     0.00%        34,420     5.256150         180,917       0.00%       4.94%
      2002 ..................................     0.00%        84,109     6.105296         513,510       0.00%      -0.07%
      2001 ..................................     0.00%         8,865     7.438136          65,939       0.40%     -19.59%

   Gartmore GVIT Money Market Fund - Class I
      2003 ..................................     0.00%    12,489,458    12.316867     153,830,993       0.37%       0.37%
      2002 ..................................     0.00%    11,636,104    12.199266     141,951,928       0.62%       0.01%
      2001 ..................................     0.00%     8,262,747    11.973753      98,936,092       2.24%       2.32%
      2000 ..................................     0.00%     5,035,811    11.348677      57,149,792       2.92%       2.82%
      1999 ..................................     0.00%     2,998,912    10.769065      32,295,478       2.39%       2.30%

   Gartmore GVIT Nationwide(R) Leaders Fund - Class I
      2003 ..................................     0.00%        18,347     9.045593         165,959       0.25%       7.02%
      2002 ..................................     0.00%         5,031     9.715302          48,878       0.00%      -0.03% 05/01/02

   Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
      2003 ..................................     0.00%       100,328     8.678258         870,672       0.04%      14.77%
      2002 ..................................     0.00%       111,956     8.639671         967,263       0.00%      -0.15%
      2001 ..................................     0.00%       137,767    10.423272       1,435,983       0.29%      -0.46%
      2000 ..................................     0.00%       112,378     9.606117       1,079,516       0.47%      -1.28%
      1999 ..................................     0.00%        62,424    10.911118         681,116       0.49%       8.69%

   Gartmore GVIT Small Cap Growth Fund - Class I
      2003 ..................................     0.00%       704,395    11.842023       8,341,462       0.00%      15.84%
      2002 ..................................     0.00%       724,540    12.339414       8,940,399       0.00%      -0.19%
      2001 ..................................     0.00%       358,331    16.318509       5,847,428       0.00%      -5.05%
      2000 ..................................     0.00%        89,529    21.563281       1,930,539       0.00%       5.18%

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ---------   ----------   --------------   ----------   ---------
   Gartmore GVIT Small Cap Growth Fund - Class I (Initial funding by Depositor)
      2001 ..................................      0.00%      100,000   $16.318510     $ 1,631,851       0.00%       -5.05%
      2000 ..................................      0.00%      100,000    21.563281       2,156,328       0.00%        5.18%
      1999 ..................................      0.00%      100,000    11.270000       1,127,000       0.00%       12.70% 05/03/99

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 ..................................      0.00%    2,011,217    15.355867      30,883,981       0.00%       19.27%
      2002 ..................................      0.00%    1,886,459    15.493720      29,228,268       0.00%       -0.12%
      2001 ..................................      0.00%    1,194,883    18.056276      21,575,137       0.00%       31.03%
      2000 ..................................      0.00%      488,020    13.756082       6,713,243       0.00%       11.01%
      1999 ..................................      0.00%      224,171    11.987635       2,687,280       0.00%       23.67%

   Gartmore GVIT Small Company Fund - Class I
      2003 ..................................      0.00%    1,592,029    14.074054      22,406,302       0.00%       15.18%
      2002 ..................................      0.00%    1,418,830    14.137488      20,058,692       0.00%       -0.04%
      2001 ..................................      0.00%    1,101,746    15.628143      17,218,244       0.11%       -1.35%
      2000 ..................................      0.00%      650,505    15.656223      10,184,451       0.03%        7.62%
      1999 ..................................      0.00%      278,534    10.870654       3,027,847       0.00%        7.62%

   Gartmore GVIT Total Return Fund - Class I
      2003 ..................................      0.00%    3,296,917    10.113214      33,342,427       0.42%       12.28%
      2002 ..................................      0.00%    3,195,577    10.247968      32,748,171       0.33%       -0.06%
      2001 ..................................      0.00%    2,751,648    11.384116      31,325,080       0.42%       -7.89%
      2000 ..................................      0.00%    2,081,682    13.051654      27,169,393       0.28%        3.36%
      1999 ..................................      0.00%    1,174,786    13.076437      15,362,015       0.41%       10.75%

   Gartmore GVIT U.S. Growth Leaders Fund - Class I
      2003 ..................................      0.00%      146,722    10.457006       1,534,273       0.00%       27.12%
      2002 ..................................      0.00%        4,505     8.813925          39,707       0.00%       -0.12% 05/01/02

   Gartmore GVIT Worldwide Leaders Fund - Class I
      2003 ..................................      0.00%      276,874     8.516620       2,358,031       0.00%        9.49%
      2002 ..................................      0.00%      265,322     9.833865       2,609,141       1.50%       -0.06%
      2001 ..................................      0.00%    1,612,329    11.002686      17,739,950       1.07%      -14.31%
      2000 ..................................      0.00%      978,808    14.552072      14,243,684       1.01%       -0.63%
      1999 ..................................      0.00%       72,943    12.943855         944,164       0.53%        8.64%

   J. P. Morgan GVIT Balanced Fund - Class I
      2003 ..................................      0.00%    1,025,644     9.976255      10,232,086       0.86%        8.73%
      2002 ..................................      0.00%      880,418     9.574627       8,429,674       1.10%       -0.08%
      2001 ..................................      0.00%      574,645    10.682995       6,138,930       1.22%       -1.65%
      2000 ..................................      0.00%      293,650    11.193219       3,286,889       1.66%        2.68%
      1999 ..................................      0.00%      144,724    11.450736       1,657,196       2.02%        5.96%

   Janus AS - Balanced Portfolio - Service Shares
      2003 ..................................      0.00%        3,989    10.660622          42,525       2.35%        6.11%

   Janus AS - Capital Appreciation Portfolio - Service Shares
      2003 ..................................      0.00%    3,386,773     5.879745      19,913,362       0.16%        8.62%
      2002 ..................................      0.00%    3,137,504     5.984583      18,776,653       0.21%       -0.07%
      2001 ..................................      0.00%    2,759,055     7.116293      19,634,244       0.75%      -13.60%
      2000 ..................................      0.00%      855,652     9.677651       8,280,701       0.09%       -3.22% 01/27/00

   Janus AS - Global Technology Portfolio - Service Shares
      2003 ..................................      0.00%    3,235,457     2.882270       9,325,461       0.00%       18.26%
      2002 ..................................      0.00%    2,951,677     2.902492       8,567,219       0.00%       -0.30%
      2001 ..................................      0.00%    2,387,665     4.874572      11,638,845       0.64%      -25.95%
      2000 ..................................      0.00%    1,035,730     9.810188      10,160,706       0.00%       -1.90% 01/27/00

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ---------   ----------   --------------   ----------   ---------
   Janus AS - International Growth Portfolio - Service Shares
      2003 ..................................     0.00%     3,114,218   $ 5.001294     $15,575,120       0.90%        6.33%
      2002 ..................................     0.00%     2,822,892     5.564663      15,708,443       0.36%       -0.12%
      2001 ..................................     0.00%     2,501,691     6.988531      17,483,145       0.62%      -15.53%
      2000 ..................................     0.00%       646,356    10.139137       6,553,492       0.00%        1.39% 01/27/00

   Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
      2003 ..................................     0.00%           104    10.620076           1,104       0.00%        6.20% 05/01/03

   MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
      2003 ..................................     0.00%       618,481    13.244767       8,191,637       2.90%        7.71%
      2002 ..................................     0.00%       491,821    11.706208       5,757,359       2.29%        0.02%
      2001 ..................................     0.00%     1,434,891    11.092691      15,916,802       3.02%        0.76%
      2000 ..................................     0.00%       924,914    10.678794       9,876,966       3.53%        2.49%
      1999 ..................................     0.00%       128,027    10.148365       1,299,260       4.00%       -1.09%

   MFS VIT - MFS Investors Growth Stock Series - Initial Class
      2003 ..................................     0.00%           483    10.652462           5,145       0.00%        6.52% 05/01/03

   MFS VIT - MFS Value Series - Initial Class
      2003 ..................................     0.00%         7,678    10.655171          81,810       0.00%        6.55% 05/01/03

   Neuberger Berman AMT - Guardian Portfolio
      2003 ..................................     0.00%       590,148    12.640962       7,460,038       0.00%       14.02%
      2002 ..................................     0.00%       550,498    13.386986       7,369,509       0.62%       -0.11%
      2001 ..................................     0.00%       368,433    15.546904       5,727,992       0.34%        1.59%
      2000 ..................................     0.00%       196,947    15.697826       3,091,640       0.53%        3.73%
      1999 ..................................     0.00%       143,791    15.438418       2,219,906       0.26%       17.25%

   Neuberger Berman AMT - Limited Maturity Bond Portfolio
      2003 ..................................     0.00%        16,638    10.051133         167,231       0.00%        0.51% 05/01/03

   Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2003 ..................................     0.00%     1,430,544    11.850004      16,951,952       0.00%       12.20%
      2002 ..................................     0.00%     1,369,960    12.379424      16,959,316       0.00%       -0.17%
      2001 ..................................     0.00%     1,143,194    17.179429      19,639,420       0.00%      -13.39%
      2000 ..................................     0.00%       559,009    24.176496      13,514,879       0.00%       12.79%
      1999 ..................................     0.00%       171,832    14.642312       2,516,018       0.00%        5.13%

   Neuberger Berman AMT - Partners Portfolio
      2003 ..................................     0.00%       893,364     9.777292       8,734,681       0.00%       17.72%
      2002 ..................................     0.00%       860,974     9.872012       8,499,546       0.48%       -0.10%
      2001 ..................................     0.00%       731,439    11.195427       8,188,772       0.35%       -0.64%
      2000 ..................................     0.00%       594,246    11.128003       6,612,771       0.75%       -0.54%
      1999 ..................................     0.00%       496,471    11.804169       5,860,428       1.09%       13.27%

   Neuberger Berman AMT - Socially Responsive Portfolio
      2003 ..................................     0.00%           587    10.741483           6,305       0.00%        7.41% 05/01/03

   Oppenheimer Aggressive Growth Fund/VA - Initial Class
      2003 ..................................     0.00%     2,217,544    10.335071      22,918,475       0.00%       13.72%
      2002 ..................................     0.00%     2,013,395    10.415916      20,971,353       0.61%       -0.17%
      2001 ..................................     0.00%     1,764,752    13.367992      23,591,191       0.89%      -27.00%
      2000 ..................................     0.00%       998,586    25.005111      24,969,754       0.00%       21.21%
      1999 ..................................     0.00%       179,872    13.597015       2,445,723       0.00%       21.01%

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ---------   ----------   --------------   ----------   ---------
   Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2003 ..................................     0.00%     2,718,576   $12.592916     $34,234,799       0.43%       12.38%
      2002 ..................................     0.00%     2,509,938    12.380425      31,074,099       0.53%       -0.19%
      2001 ..................................     0.00%     1,833,232    16.669506      30,559,072       0.61%       -4.88%
      2000 ..................................     0.00%       908,894    19.219681      17,468,653       0.12%        9.42%
      1999 ..................................     0.00%       352,668    14.361654       5,064,902       0.00%       15.82%

   Oppenheimer Global Securities Fund/VA - Initial Class
      2003 ..................................     0.00%     1,612,293     7.344091      11,840,827       0.86%       11.71%
      2002 ..................................     0.00%     1,258,098     7.836892       9,859,578       0.47%       -0.07%
      2001 ..................................     0.00%       495,665     8.794019       4,358,887       0.41%       -8.38%
      2000 ..................................     0.00%        12,389    10.110760         125,262       0.00%        1.11% 05/01/00

   Oppenheimer High Income Fund/VA - Initial Class
      2003 ..................................     0.00%           684    10.350649           7,080       0.00%        3.51% 05/01/03

   Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
      2003 ..................................     0.00%     2,515,084     9.358438      23,537,258       1.02%       10.35%
      2002 ..................................     0.00%     2,110,307     9.709572      20,490,178       0.67%       -0.07%
      2001 ..................................     0.00%     1,636,469    10.933210      17,891,859       0.50%       -5.95%
      2000 ..................................     0.00%       822,367    12.767529      10,499,595       0.36%        0.19%
      1999 ..................................     0.00%       220,137    12.003157       2,642,339       0.45%       14.64%

   Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
      2003 ..................................     0.00%        17,672    11.155836         197,146       0.00%       11.56% 05/01/03

   Putnam VT Growth & Income Fund - IB Shares
      2003 ..................................     0.00%           508    10.870727           5,522       0.00%        8.71% 05/01/03

   Putnam VT International Equity Fund - IB Shares
      2003 ..................................     0.00%         1,417    10.567728          14,974       0.00%        5.68% 05/01/03

   Putnam VT Voyager Fund - IB Shares
      2003 ..................................     0.00%         1,154    10.529678          12,151       0.00%        5.30% 05/01/03

   Strong GVIT Mid Cap Growth Fund - Class I
      2003 ..................................     0.00%       961,065     9.628273       9,253,396       0.00%       22.43%
      2002 ..................................     0.00%       810,090     9.523351       7,714,771       0.00%       -0.24%
      2001 ..................................     0.00%       642,639    15.448511       9,927,816       0.00%      -13.77%
      2000 ..................................     0.00%       400,982    22.238241       8,917,134       0.00%        5.04%
      1999 ..................................     0.00%        81,722    14.378067       1,175,004       0.00%       25.47%

   Strong Opportunity Fund II, Inc.
      2003 ..................................     0.00%     1,500,279     8.084476      12,128,970       0.00%       16.15%
      2002 ..................................     0.00%     1,192,102     8.068532       9,618,513       0.00%       -0.15%
      2001 ..................................     0.00%       480,885     9.880891       4,751,572       0.09%        0.04%
      2000 ..................................     0.00%        11,293     9.643495         108,904       0.00%       -3.57% 05/01/00

   Turner GVIT Growth Focus Fund - Class I
      2003 ..................................     0.00%       261,250     2.699253         705,180       0.00%       22.12%
      2002 ..................................     0.00%       122,078     2.507967         306,168       0.00%       -0.35%
      2001 ..................................     0.00%        48,372     4.622739         223,611       0.00%      -27.14%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2003 ..................................     0.00%       596,531     8.073069       4,815,836       0.12%       10.41%
      2002 ..................................     0.00%       614,685     8.044348       4,944,740       0.16%        0.07%
      2001 ..................................     0.00%       497,695     7.613899       3,789,399       0.00%       -0.72%
      2000 ..................................     0.00%       336,741    11.554996       3,891,041       0.00%      -12.41%
      1999 ..................................     0.00%       104,166     9.612197       1,001,264       0.00%       45.93%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Van Eck WIT - Worldwide Hard Assets Fund
      2003 ..................................     0.00%      270,519   $ 8.634803     $ 2,335,878       0.50%       6.64%
      2002 ..................................     0.00%      315,019     9.111458       2,870,282       0.58%       0.09%
      2001 ..................................     0.00%      165,752     8.988332       1,489,834       0.96%      -3.41%
      2000 ..................................     0.00%       69,047     8.680898         599,390       1.11%       3.92%
      1999 ..................................     0.00%       36,447     8.162502         297,499       1.12%      18.24%

   Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
      2003 ..................................     0.00%        3,551    10.061565          35,729       0.00%       0.62% 05/01/03

   Van Kampen UIF - Emerging Markets Debt Portfolio
      2003 ..................................     0.00%      305,067    14.588319       4,450,415       0.00%      17.54%
      2002 ..................................     0.00%      214,480    11.379927       2,440,767       0.00%       0.00%
      2001 ..................................     0.00%      118,236    10.814003       1,278,604       0.00%       4.78%
      2000 ..................................     0.00%       79,056     9.869473         780,241       0.00%       6.51%
      1999 ..................................     0.00%       56,712     8.089723         458,784       0.00%      12.95%

   Van Kampen UIF - Mid Cap Growth Portfolio
      2003 ..................................     0.00%      330,767     5.016522       1,659,300       0.00%      18.64%
      2002 ..................................     0.00%      273,686     5.009491       1,371,028       0.00%      -0.18%
      2001 ..................................     0.00%      112,000     7.190587         805,346       0.00%     -17.25%
      2000 ..................................     0.00%        2,269     9.905150          22,475       0.00%      -0.95% 05/01/00

   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 ..................................     0.00%    1,136,343    13.590158      15,443,081       0.00%      14.03%
      2002 ..................................     0.00%      999,081    13.265142      13,252,951       0.00%       0.10%
      2001 ..................................     0.00%      404,207    11.819520       4,777,533       0.00%       8.08%
      2000 ..................................     0.00%      299,933     9.759014       2,927,050       4.24%      14.28%
      1999 ..................................     0.00%      138,283     9.589236       1,326,028       5.72%       8.50%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
   Reduced Fee Tier (0.10%)

   Aim VIF Basic Value Fund - Series I
      2003 ..................................     0.10%          173    11.139122           1,927       0.00%      13.10%

   Aim VIF Capital Development Fund - Series I
      2003 ..................................     0.10%        1,049    11.245987          11,797       0.00%      14.53%

   Alliance VPS Growth & Income Portfolio - Class A
      2003 ..................................     0.10%        2,318    11.554556          26,783       2.47%      15.31%

   American Century VP Income & Growth Fund - Class I
      2003 ..................................     0.10%      483,940     8.493460       4,110,325       1.21%      11.97%
      2002 ..................................     0.10%      499,032     8.442333       4,212,994       0.96%      -0.10%
      2001 ..................................     0.10%      298,794     9.888619       2,954,660       0.80%      -3.86%
      2000 ..................................     0.10%      243,801    11.101352       2,706,521       0.55%      -3.62%

   American Century VP International Fund - Class I
      2003 ..................................     0.10%    1,162,128     7.846190       9,118,277       0.77%       4.90%
      2002 ..................................     0.10%      919,498     8.977297       8,254,607       0.67%      -0.05%
      2001 ..................................     0.10%      800,604    10.606504       8,491,610       0.08%     -20.19%
      2000 ..................................     0.10%      441,920    15.024102       6,639,451       0.11%      -6.06%

   American Century VP Ultra Fund - Class I
      2003 ..................................     0.10%        2,041     8.957641          18,283       0.00%      11.51%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   American Century VP Value Fund - Class I
      2003 ..................................     0.10%      535,044   $13.063751     $ 6,989,682       1.11%        9.37%
      2002 ..................................     0.10%      364,405    13.141835       4,788,950       0.72%       -0.04%
      2001 ..................................     0.10%      198,566    13.009457       2,583,236       0.90%        7.16%
      2000 ..................................     0.10%       85,064     9.870150         839,594       1.03%       -4.05%

   Baron Capital Asset Trust
      2003 ..................................     0.10%        6,649    10.882025          72,355       0.00%       12.14%

   Calvert Social Equity Portfolio
      2003 ..................................     0.10%        1,029    11.214938          11,540       0.00%        8.98%

   Comstock GVIT Value Fund - Class I
      2003 ..................................     0.10%      202,002     7.637384       1,542,767       0.65%       13.19%
      2002 ..................................     0.10%      198,160     7.741156       1,533,987       0.66%       -0.14%
      2001 ..................................     0.10%       95,820     9.376870         898,492       0.67%       -8.80%

   Credit Suisse Trust - Large Cap Value Portfolio
      2003 ..................................     0.10%       17,124     9.785578         167,568       0.00%        8.78%
      2002 ..................................     0.10%       38,947    10.570720         411,698       0.00%       -0.10%

   Dreyfus GVIT Mid Cap Index Fund - Class I
      2003 ..................................     0.10%      211,178    13.183680       2,784,103       0.24%       11.90%
      2002 ..................................     0.10%      234,179    13.401505       3,138,351       0.15%       -0.04%
      2001 ..................................     0.10%      148,052    14.207693       2,103,477       0.29%        0.61%
      2000 ..................................     0.10%       18,411    13.271857         244,348       0.36%        8.16%

   Dreyfus IP - European Equity Portfolio
      2002 ..................................     0.10%       52,928     8.352031         442,056       0.00%       -0.08%
      2001 ..................................     0.10%       62,365    10.068788         627,940       0.06%      -20.44%
      2000 ..................................     0.10%       18,626    13.237862         246,568       0.00%        2.40%

   Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
      2003 ..................................     0.10%        3,136    11.148783          34,963       0.00%       11.75%

   Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
      2003 ..................................     0.10%      203,194     8.634783       1,754,536       0.00%       12.58%

   Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
      2003 ..................................     0.10%       98,306     6.594185         648,248       0.01%       10.22%
      2002 ..................................     0.10%      114,559     6.981310         799,772       0.01%       -0.17%
      2001 ..................................     0.10%       87,496     9.354003         818,438       0.01%      -14.16%
      2000 ..................................     0.10%       23,186    12.566828         291,374       0.01%        2.50%

   Dreyfus Stock Index Fund
      2003 ..................................     0.10%    3,040,631     7.864072      23,911,741       0.76%       11.58%
      2002 ..................................     0.10%    2,485,874     7.872437      19,569,886       0.63%       -0.13%
      2001 ..................................     0.10%    4,600,532     9.644728      44,370,880       0.51%       -6.88%
      2000 ..................................     0.10%    2,359,881    11.359939      26,808,104       0.51%       -0.60%

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 ..................................     0.10%      509,252     8.703331       4,432,189       0.02%        8.45%
      2002 ..................................     0.10%      329,140     8.803391       2,897,548       0.01%       -0.09%
      2001 ..................................     0.10%      358,835     9.974982       3,579,373       0.02%       -6.30%
      2000 ..................................     0.10%      338,324    11.020408       3,728,469       0.01%        2.74%

   Dreyfus VIF - International Value Portfolio - Initial Shares
      2003 ..................................     0.10%       65,352    10.126681         661,799       0.13%        7.31%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Federated GVIT High Income Bond Fund - Class I
      2003 ..................................     0.10%      546,088   $11.093732     $ 6,058,154       4.05%       13.30%
      2002 ..................................     0.10%      592,780     9.462039       5,608,907       4.57%        0.00%
      2001 ..................................     0.10%    1,215,947     9.318063      11,330,271       4.83%        2.18%
      2000 ..................................     0.10%      787,968     9.798463       7,720,875       5.18%       -1.55%

   Federated Quality Bond Fund II - Primary Shares
      2003 ..................................     0.10%    1,012,564    13.434358      13,603,147       3.28%        4.77%
      2002 ..................................     0.10%    1,308,770    12.040347      15,758,045       3.22%        0.03%
      2001 ..................................     0.10%    4,108,659    11.279452      46,343,422       2.33%        3.65%
      2000 ..................................     0.10%    2,729,023    10.166599      27,744,883       1.20%        3.08%

   Fidelity(R) VIP - Equity-Income Portfolio: Service Class
      2003 ..................................     0.10%    1,039,444     9.775527      10,161,113       1.76%       10.61%
      2002 ..................................     0.10%      664,335     9.995107       6,640,099       1.35%       -0.06%
      2001 ..................................     0.10%      347,891    11.124505       3,870,115       1.22%       -1.03%
      2000 ..................................     0.10%      194,193    10.097451       1,960,854       1.46%       -2.81%

   Fidelity(R) VIP - Growth Portfolio: Service Class
      2003 ..................................     0.10%    1,253,359     7.244508       9,079,969       0.20%       13.36%
      2002 ..................................     0.10%      882,654     7.394071       6,526,406       0.13%       -0.19%
      2001 ..................................     0.10%      992,825    10.067935       9,995,698       0.00%       -9.71%
      2000 ..................................     0.10%      513,489    13.179722       6,767,642       0.07%        5.01%

   Fidelity(R) VIP - High Income Portfolio: Service Class
      2003 ..................................     0.10%      865,569     8.475724       7,336,324       6.94%       17.00%
      2002 ..................................     0.10%      656,498     6.695815       4,395,789       9.98%       -0.04%
      2001 ..................................     0.10%      750,474     7.374697       5,534,518      10.33%       -7.25%
      2000 ..................................     0.10%      507,660     9.770250       4,959,965       5.16%       -5.00%

   Fidelity(R) VIP - Overseas Portfolio: Service Class
      2003 ..................................     0.10%      250,389     7.676416       1,922,090       0.67%       10.23%
      2002 ..................................     0.10%      134,878     8.527947       1,150,232       0.53%       -0.03%
      2001 ..................................     0.10%      198,126     9.844575       1,950,466       4.33%      -11.52%
      2000 ..................................     0.10%      104,231    13.075264       1,362,848       1.15%       -5.09%

   Fidelity(R) VIP II - Contrafund Portfolio: Service Class
      2003 ..................................     0.10%      187,649     9.465923       1,776,271       0.35%        9.48%
      2002 ..................................     0.10%      215,713     9.470244       2,042,855       0.65%       -0.01%
      2001 ..................................     0.10%      233,427     9.817206       2,291,601       0.60%      -10.05%
      2000 ..................................     0.10%      152,581    11.546466       1,761,771       0.30%       -1.40%

   Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
      2003 ..................................     0.10%       28,903     6.565673         189,768       0.65%       12.82%
      2002 ..................................     0.10%       76,853     6.464770         496,837       0.82%       -0.13%
      2001 ..................................     0.10%       79,325     7.958505         631,308       0.23%       -8.82%
      2000 ..................................     0.10%        3,234    10.153660          32,837       1.08%       -3.75%

   Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
      2003 ..................................     0.10%        5,355     9.114851          48,810       0.00%       21.46%

   Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
      2003 ..................................     0.10%        7,116    10.197498          72,565       4.68%        7.53%

                                                   Contract                                              Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   ---------   ---------   ----------   --------------   ----------   ---------
   Gartmore GVIT Emerging Markets Fund - Class I
      2003 .....................................     0.10%        34,306   $ 8.114170    $    278,365       0.32%       16.13%
      2002 .....................................     0.10%        41,685     8.040876         335,184       0.05%       -0.03%
      2001 .....................................     0.10%           793     8.880551           7,042       0.47%        1.96%

   Gartmore GVIT Global Financial Services Fund - Class I
      2003 .....................................     0.10%         4,611     9.832118          45,336       0.00%       13.56%

   Gartmore GVIT Global Health Sciences Fund - Class I
      2003 .....................................     0.10%         9,287    10.527437          97,768       0.00%       26.31%

   Gartmore GVIT Global Technology and Communications Fund - Class I
      2003 .....................................     0.10%       104,492     2.477054         258,832       0.00%       25.88%
      2002 .....................................     0.10%        59,175     2.339509         138,440       0.64%       -0.32%
      2001 .....................................     0.10%         6,837     4.262393          29,142       0.00%      -29.15%

   Gartmore GVIT Global Utilities Fund - Class I
      2003 .....................................     0.10%         2,632     9.615431          25,308       0.13%       10.80%

   Gartmore GVIT Government Bond Fund - Class I
      2003 .....................................     0.10%     1,760,726    13.616730      23,975,331       2.01%        3.08%
      2002 .....................................     0.10%     1,248,085    12.407025      15,485,022       2.37%        0.04%
      2001 .....................................     0.10%       596,281    11.384642       6,788,446       2.76%        2.38%
      2000 .....................................     0.10%       108,503    10.284568       1,115,906       3.41%        3.98%

   Gartmore GVIT Growth Fund - Class I
      2003 .....................................     0.10%       311,503     4.452036       1,386,823       0.00%       14.97%
      2002 .....................................     0.10%       262,953     4.502725       1,184,005       0.00%       -0.17%
      2001 .....................................     0.10%       338,747     5.956345       2,017,694       0.00%      -21.36%
      2000 .....................................     0.10%       433,842    10.392776       4,508,823       0.17%        0.71%

   Gartmore GVIT ID Aggressive Fund
      2003 .....................................     0.10%        23,671     9.224824         218,361       0.73%       10.82%

   Gartmore GVIT ID Conservative Fund
      2003 .....................................     0.10%        14,194    10.433566         148,094       1.25%        3.91%

   Gartmore GVIT ID Moderate Fund
      2003 .....................................     0.10%         1,928     9.846589          18,984       1.03%        7.83%

   Gartmore GVIT ID Moderately Aggressive Fund
      2003 .....................................     0.10%         6,826     9.501293          64,856       0.86%        9.47%

   Gartmore GVIT ID Moderately Conservative Fund
      2003 .....................................     0.10%         2,026    10.195162          20,655       1.19%        5.83%

   Gartmore GVIT International Growth Fund - Class I
      2003 .....................................     0.10%        41,237     5.241722         216,153       0.00%        4.88%
      2002 .....................................     0.10%        14,021     6.094674          85,453       0.00%       -0.08%
      2001 .....................................     0.10%         2,647     7.432628          19,674       0.40%      -19.63%

   Gartmore GVIT Money Market Fund - Class I
      2003 .....................................     0.10%     1,178,285    11.518076      13,571,576       0.37%        0.32%
      2002 .....................................     0.10%     9,822,219    11.419584     112,165,655       0.62%        0.01%
      2001 .....................................     0.10%     3,927,377    11.219674      44,063,890       2.24%        2.26%
      2000 .....................................     0.10%       922,187    10.644566       9,816,280       2.92%        2.77%

   Gartmore GVIT Money Market Fund - Class V
      2003 .....................................     0.10%     7,264,051    10.056701      73,052,389       0.41%        0.36%

   Gartmore GVIT Nationwide(R) Leaders Fund - Class I
      2003 .....................................     0.10%         8,611     9.035056          77,801       0.25%        6.96%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ----------   ----------   --------------   ----------   ---------
   Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
      2003 ..................................     0.10%        73,988   $ 8.801007   $    651,169        0.04%       14.71%
      2002 ..................................     0.10%        67,648     8.770693        593,320        0.00%       -0.15%
      2001 ..................................     0.10%        28,973    10.591925        306,880        0.29%       -0.51%

   Gartmore GVIT Small Cap Growth Fund - Class I
      2003 ..................................     0.10%        80,320    11.792858        947,202        0.00%       15.78%
      2002 ..................................     0.10%        85,789    12.300548      1,055,252        0.00%       -0.20%
      2001 ..................................     0.10%        53,609    16.283373        872,935        0.00%       -5.10%
      2000 ..................................     0.10%        13,483    21.538332        290,401        0.00%        5.13%

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 ..................................     0.10%       270,047    16.564174      4,473,105        0.00%       19.21%
      2002 ..................................     0.10%       347,293    16.729709      5,810,111        0.00%       -0.12%
      2001 ..................................     0.10%       296,637    19.516190      5,789,224        0.00%       30.97%
      2000 ..................................     0.10%       176,392    14.883105      2,625,261        0.00%       10.95%

   Gartmore GVIT Small Company Fund - Class I
      2003 ..................................     0.10%       400,766    14.284741      5,724,839        0.00%       15.13%
      2002 ..................................     0.10%       461,951    14.363575      6,635,268        0.00%       -0.04%
      2001 ..................................     0.10%     1,390,147    15.893958     22,094,938        0.11%       -1.40%
      2000 ..................................     0.10%       711,090    15.938399     11,333,636        0.03%        7.57%

   Gartmore GVIT Total Return Fund - Class I
      2003 ..................................     0.10%    19,315,622     8.363230    161,540,989        0.42%       12.22%
      2002 ..................................     0.10%    12,752,969     8.483182    108,185,757        0.33%       -0.06%
      2001 ..................................     0.10%     6,605,181     9.433092     62,307,280        0.42%       -7.94%
      2000 ..................................     0.10%        22,535    10.825627        243,956        0.28%        3.31%

   Gartmore GVIT U.S. Growth Leaders Fund - Class I
      2003 ..................................     0.10%        37,251    10.444841        389,081        0.00%       27.05%

   Gartmore GVIT Worldwide Leaders Fund - Class I
      2003 ..................................     0.10%        48,102     6.896551        331,738        0.00%        9.43%
      2002 ..................................     0.10%        48,856     7.971237        389,443        1.50%       -0.06%
      2001 ..................................     0.10%        36,565     8.927589        326,437        1.07%      -14.36%
      2000 ..................................     0.10%           303    11.819344          3,581        1.01%       -0.68%

   Goldman Sachs VIT Mid Cap Value Fund
      2003 ..................................     0.10%         3,808    10.720029         40,822        0.00%        8.43%

   J. P. Morgan GVIT Balanced Fund - Class I
      2003 ..................................     0.10%       237,333     9.102541      2,160,333        0.86%        8.68%
      2002 ..................................     0.10%       185,497     8.744877      1,622,148        1.10%       -0.09%
      2001 ..................................     0.10%        95,718     9.766945        934,872        1.22%       -1.70%
      2000 ..................................     0.10%        84,072    10.243616        861,201        1.66%        2.63%

   Janus AS - Balanced Portfolio - Service Shares
      2003 ..................................     0.10%        12,697    10.651870        135,247        2.35%        6.05%

   Janus AS - Capital Appreciation Portfolio - Service Shares
      2003 ..................................     0.10%       180,677     5.859619      1,058,698        0.16%        8.57%
      2002 ..................................     0.10%       241,233     5.970112      1,440,188        0.21%       -0.07%
      2001 ..................................     0.10%       262,121     7.106180      1,862,679        0.75%      -13.64%
      2000 ..................................     0.10%        21,117     9.673547        204,276        0.09%       -3.26% 01/27/00

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ---------   ----------   --------------   ----------   ---------
   Janus AS - Global Technology Portfolio - Service Shares
      2003 ..................................     0.10%       286,993   $ 2.872391     $   824,356       0.00%       18.20%
      2002 ..................................     0.10%       411,159     2.895460       1,190,494       0.00%       -0.30%
      2001 ..................................     0.10%       368,716     4.867626       1,794,772       0.64%      -25.98%
      2000 ..................................     0.10%       126,614     9.806028       1,241,580       0.00%       -1.94% 01/27/00

   Janus AS - International Growth Portfolio - Service Shares
      2003 ..................................     0.10%       521,067     4.984189       2,597,096       0.90%        6.28%
      2002 ..................................     0.10%       524,115     5.551206       2,909,470       0.36%       -0.12%
      2001 ..................................     0.10%       322,567     6.978600       2,251,066       0.62%      -15.57%
      2000 ..................................     0.10%       152,099    10.134840       1,541,499       0.00%        1.35% 01/27/00

   MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
      2003 ..................................     0.10%       633,034    12.880734       8,153,943       2.90%        7.66%
      2002 ..................................     0.10%       496,403    11.395901       5,656,959       2.29%        0.02%
      2001 ..................................     0.10%       252,557    10.809424       2,729,996       3.02%        0.71%
      2000 ..................................     0.10%       247,557    10.416467       2,578,669       3.53%        2.44%

   Neuberger Berman AMT - Fasciano Portfolio - S Class
      2003 ..................................     0.10%        30,157    10.823582         326,407       0.00%        7.51%

   Neuberger Berman AMT - Guardian Portfolio
      2003 ..................................     0.10%        67,652     9.123772         617,241       0.00%       13.96%
      2002 ..................................     0.10%        81,377     9.671959         787,075       0.62%       -0.11%
      2001 ..................................     0.10%        59,737    11.243700         671,665       0.34%        1.54%

   Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2003 ..................................     0.10%       747,054     8.664090       6,472,543       0.00%       12.14%
      2002 ..................................     0.10%       542,020     9.060281       4,910,854       0.00%       -0.17%
      2001 ..................................     0.10%       515,246    12.585904       6,484,837       0.00%      -13.43%
      2000 ..................................     0.10%       291,125    17.729749       5,161,573       0.00%       12.74%

   Neuberger Berman AMT - Partners Portfolio
      2003 ..................................     0.10%         9,082     9.133830          82,953       0.00%       17.66%
      2002 ..................................     0.10%        45,164     9.231601         416,936       0.48%       -0.10%
      2001 ..................................     0.10%         5,826    10.479635          61,054       0.35%       -0.69%

   One Group(R) IT Mid Cap Value Portfolio
      2003 ..................................     0.10%         6,556    10.843589          71,091       0.63%        9.19%

   Oppenheimer Aggressive Growth Fund/VA - Initial Class
      2003 ..................................     0.10%     1,118,381     8.290011       9,271,391       0.00%       13.66%
      2002 ..................................     0.10%     1,109,237     8.363264       9,276,842       0.61%       -0.17%
      2001 ..................................     0.10%     1,217,306    10.744305      13,079,107       0.89%      -27.03%
      2000 ..................................     0.10%       353,470    20.117568       7,110,957       0.00%       21.15%

   Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2003 ..................................     0.10%       989,329     9.452660       9,351,791       0.43%       12.32%
      2002 ..................................     0.10%       858,636     9.302517       7,987,476       0.53%       -0.19%
      2001 ..................................     0.10%       795,963    12.537813       9,979,635       0.61%       -4.93%
      2000 ..................................     0.10%       320,077    14.470324       4,631,618       0.12%        9.36%

   Oppenheimer Global Securities Fund/VA - Initial Class
      2003 ..................................     0.10%       808,159     7.320874       5,916,430       0.86%       11.66%
      2002 ..................................     0.10%       642,156     7.819985       5,021,650       0.47%       -0.07%
      2001 ..................................     0.10%       192,101     8.783820       1,687,381       0.41%       -8.42%
      2000 ..................................     0.10%        74,231    10.109107         750,409       0.00%        1.09% 05/01/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
      2003 ..................................     0.10%      301,583   $ 8.585095     $2,589,119        1.02%      10.30%
      2002 ..................................     0.10%      441,864     8.916181      3,939,739        0.67%      -0.07%
      2001 ..................................     0.10%      181,818    10.049858      1,827,245        0.50%      -6.00%
      2000 ..................................     0.10%      148,244    11.747678      1,741,523        0.36%       0.14%

   PIMCO VIT Low Duration Portfolio - Administrative Shares
      2003 ..................................     0.10%       15,412    10.434415        160,815        1.05%       2.37%

   PIMCO VIT Real Return Portfolio - Administrative Shares
      2003 ..................................     0.10%       19,897    11.069693        220,254        2.67%       6.76%

   PIMCO VIT Total Return Portfolio - Administrative Shares
      2003 ..................................     0.10%       56,228    10.797192        607,105        1.58%       4.45%

   Pioneer High Yield VCT Portfolio - Class I Shares
      2003 ..................................     0.10%       21,750    12.561984        273,223        4.01%      21.17%

   Royce Capital Fund - Micro Cap
      2003 ..................................     0.10%       20,317    11.825403        240,257        0.00%      16.92%

   Strong GVIT Mid Cap Growth Fund - Class I
      2003 ..................................     0.10%      671,130     7.455230      5,003,429        0.00%      22.37%
      2002 ..................................     0.10%      587,163     7.381425      4,334,100        0.00%      -0.24%
      2001 ..................................     0.10%      462,202    11.985923      5,539,918        0.00%     -13.81%
      2000 ..................................     0.10%      454,493    17.271082      7,849,586        0.00%       4.99%

   Strong Opportunity Fund II, Inc.
      2003 ..................................     0.10%      224,510     8.058914      1,809,307        0.00%      16.09%
      2002 ..................................     0.10%      296,413     8.051126      2,386,458        0.00%      -0.15%
      2001 ..................................     0.10%      291,735     9.869436      2,879,260        0.09%      -0.01%
      2000 ..................................     0.10%      149,401     9.641915      1,440,512        0.00%      -3.58% 05/01/00

   T. Rowe Price Equity Income Portfolio - II
      2003 ..................................     0.10%       13,381    11.079232        148,251        0.96%       9.41%

   T. Rowe Price Mid Cap Growth Portfolio - II
      2003 ..................................     0.10%        8,990    12.097196        108,754        0.00%      17.98%

   Turner GVIT Growth Focus Fund - Class I
      2003 ..................................     0.10%       19,440     2.691837         52,329        0.00%      22.05%
      2002 ..................................     0.10%       22,900     2.503594         57,332        0.00%      -0.35%
      2001 ..................................     0.10%        1,458     4.619300          6,735        0.00%     -27.17%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2003 ..................................     0.10%      110,476    10.999126      1,215,139        0.12%      10.35%
      2002 ..................................     0.10%      118,689    10.971041      1,302,142        0.16%       0.07%
      2001 ..................................     0.10%       31,475    10.394360        327,162        0.00%      -0.77%
      2000 ..................................     0.10%          227    15.790423          3,584        0.00%     -12.46%

   Van Eck WIT - Worldwide Hard Assets Fund
      2003 ..................................     0.10%        8,938    12.078890        107,961        0.50%       6.58%
      2002 ..................................     0.10%       26,290    12.758496        335,421        0.58%       0.09%
      2001 ..................................     0.10%        2,658    12.598656         33,487        0.96%      -3.46%

   Van Kampen UIF - Emerging Markets Debt Portfolio
      2003 ..................................     0.10%        2,703    18.975828         51,292        0.00%      17.48%
      2002 ..................................     0.10%        5,644    14.817371         83,629        0.00%       0.00%
      2001 ..................................     0.10%        1,642    14.094542         23,143        0.00%       4.72%
      2000 ..................................     0.10%       21,618    12.876285        278,360        0.00%       6.46%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Van Kampen UIF - Mid Cap Growth Portfolio
      2003 ..................................     0.10%       70,818   $ 5.000646     $  354,136        0.00%       18.58%
      2002 ..................................     0.10%      126,566     4.998672        632,662        0.00%       -0.18%
      2001 ..................................     0.10%       77,695     7.182236        558,024        0.00%      -17.29%

   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 ..................................     0.10%      329,945    16.067147      5,301,275        0.00%       13.98%
      2002 ..................................     0.10%      365,847    15.698665      5,743,309        0.00%        0.10%
      2001 ..................................     0.10%      174,681    14.001808      2,445,850        0.00%        8.03%
      2000 ..................................     0.10%       24,575    11.572376        284,391        4.24%       14.22%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
   Reduced Fee Tier (0.20%)

   American Century VP Value Fund - Class I
      2003 ..................................     0.20%      124,037    11.344204      1,407,101        1.11%        9.32%

   Dreyfus GVIT Mid Cap Index Fund - Class I
      2003 ..................................     0.20%      135,732     9.996122      1,356,794        0.24%       11.85%

   Dreyfus Stock Index Fund
      2003 ..................................     0.20%    3,219,037     7.609700     24,495,906        0.76%       11.53%

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 ..................................     0.20%      772,873     8.152937      6,301,185        0.02%        8.40%

   Federated Quality Bond Fund II - Primary Shares
      2003 ..................................     0.20%      484,575    13.378598      6,482,934        3.28%        4.72%

   Fidelity(R) VIP - Overseas Portfolio:Service Class
      2003 ..................................     0.20%    1,282,783     6.897948      8,848,570        0.67%       10.18%

   Gartmore GVIT Government Bond Fund - Class I
      2003 ..................................     0.20%    2,256,055    12.444040     28,074,439        2.01%        3.03%

   Gartmore GVIT Money Market Fund - Class V
      2003 ..................................     0.20%    5,838,849    10.049749     58,678,967        0.41%        0.31%

   Gartmore GVIT Small Cap Growth Fund - Class I
      2003 ..................................     0.20%       66,492    11.743840        780,871        0.00%       15.72%

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 ..................................     0.20%       67,173    11.921046        800,772        0.00%       19.15%

   Gartmore GVIT Small Company Fund - Class I
      2003 ..................................     0.20%      247,802     9.644959      2,390,040        0.00%       15.07%

   Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2003 ..................................     0.20%      286,811     6.347135      1,820,428        0.00%       12.09%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
   Reduced Fee Tier (0.25%)

   Aim VIF Basic Value Fund - Series I
      2003 ..................................     0.25%          422    11.125403          4,695        0.00%       13.02%

   Aim VIF Capital Development Fund - Series I
      2003 ..................................     0.25%           57    11.232126            640        0.00%       14.45%

   Alliance VPS Growth & Income Portfolio - Class A
      2003 ..................................     0.25%        1,518    11.540318         17,518        2.47%       15.22%

   American Century VP Income & Growth Fund - Class I
      2003 ..................................     0.25%      138,621     8.330391      1,154,767        1.21%       11.89%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity    Ratio**     Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   American Century VP International Fund - Class I
      2003 ..................................     0.25%      144,847   $ 6.183217     $   895,620       0.77%        4.82%

   American Century VP Ultra Fund - Class I
      2003 ..................................     0.25%          872     8.941986           7,797       0.00%       11.43%

   American Century VP Value Fund - Class I
      2003 ..................................     0.25%      118,523    11.329580       1,342,816       1.11%        9.29%

   Baron Capital Asset Trust
      2003 ..................................     0.25%        1,711    10.868620          18,596       0.00%       12.06%

   Comstock GVIT Value Fund - Class I
      2003 ..................................     0.25%        1,135     7.575135           8,598       0.65%       13.10%

   Credit Suisse Trust - Global Post-Venture Capital Portfolio
      2003 ..................................     0.25%       16,944     5.698248          96,551       0.00%       18.45%

   Credit Suisse Trust - International Focus Portfolio
      2003 ..................................     0.25%       14,568     6.913541         100,716       0.00%        8.70%

   Credit Suisse Trust - Large Cap Value Portfolio
      2003 ..................................     0.25%       10,303     8.976130          92,481       0.00%        8.69%

   Dreyfus GVIT Mid Cap Index Fund - Class I
      2003 ..................................     0.25%       19,808     9.983219         197,748       0.24%       11.82%

   Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
      2003 ..................................     0.25%          305    11.135041           3,396       0.00%       11.67%

   Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
      2003 ..................................     0.25%          755     8.619705           6,508       0.00%       12.49%

   Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
      2003 ..................................     0.25%       46,291     6.035175         279,374       0.01%       10.14%

   Dreyfus Stock Index Fund
      2003 ..................................     0.25%    1,959,678     7.599870      14,893,298       0.76%       11.50%

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 ..................................     0.25%      424,799     8.142416       3,458,890       0.02%        8.37%

   Dreyfus VIF - International Value Portfolio - Initial Shares
      2003 ..................................     0.25%        1,064    10.114204          10,762       0.13%        7.23%

   Federated GVIT High Income Bond Fund - Class I
      2003 ..................................     0.25%       67,369    12.481025         840,834       4.05%       13.22%

   Federated Quality Bond Fund II - Primary Shares
      2003 ..................................     0.25%      207,024    13.350815       2,763,939       3.28%        4.69%

   Fidelity(R) VIP - Equity-Income Portfolio: Service Class
      2003 ..................................     0.25%      409,416     9.031206       3,697,520       1.76%       10.53%

   Fidelity(R) VIP - Growth Portfolio: Service Class
      2003 ..................................     0.25%      221,401     6.486180       1,436,047       0.20%       13.27%

   Fidelity(R) VIP - High Income Portfolio: Service Class
      2003 ..................................     0.25%       34,297    10.844299         371,927       6.94%       16.92%

   Fidelity(R) VIP - Overseas Portfolio: Service Class
      2003 ..................................     0.25%      135,773     6.889027         935,344       0.67%       10.15%

   Fidelity(R) VIP II - Contrafund Portfolio: Service Class
      2003 ..................................     0.25%      215,393     8.929734       1,923,402       0.35%        9.40%

                                                Contract                                             Investment
                                                 Expense                  Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
      2003 ..................................     0.25%      133,307   $ 7.552242     $ 1,006,767       0.65%       12.73%

   Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
      2003 ..................................     0.25%          133     9.098914           1,210       0.00%       21.37%

   Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
      2003 ..................................     0.25%        2,947    10.184928          30,015       4.68%        7.45%

   Gartmore GVIT Emerging Markets Fund - Class I
      2003 ..................................     0.25%          451     8.080806           3,644       0.32%       16.04%

   Gartmore GVIT Global Financial Services Fund - Class I
      2003 ..................................     0.25%           42     9.814942             412       0.00%       13.48%

   Gartmore GVIT Global Technology and Communications Fund - Class I
      2003 ..................................     0.25%       29,655     2.466833          73,154       0.00%       25.79%

   Gartmore GVIT Global Utilities Fund - Class I
      2003 ..................................     0.25%           69     9.598646             662       0.13%       10.72%

   Gartmore GVIT Government Bond Fund - Class I
      2003 ..................................     0.25%    1,333,649    12.428010      16,574,603       2.01%        3.00%

   Gartmore GVIT Growth Fund - Class I
      2003 ..................................     0.25%       55,951     5.722954         320,205       0.00%       14.89%

   Gartmore GVIT ID Conservative Fund
      2003 ..................................     0.25%          323    10.411268           3,363       1.25%        3.83%

   Gartmore GVIT ID Moderate Fund
      2003 ..................................     0.25%        1,336     9.825506          13,127       1.03%        7.75%

   Gartmore GVIT ID Moderately Aggressive Fund
      2003 ..................................     0.25%          760     9.480960           7,206       0.86%        9.39%

   Gartmore GVIT ID Moderately Conservative Fund
      2003 ..................................     0.25%        1,964    10.173364          19,980       1.19%        5.75%

   Gartmore GVIT International Growth Fund - Class I
      2003 ..................................     0.25%          197     5.220173           1,028       0.00%        4.81%

   Gartmore GVIT Money Market Fund - Class I
      2003 ..................................     0.25%    2,045,630    10.511320      21,502,272       0.37%        0.25%

   Gartmore GVIT Money Market Fund - Class V
      2003 ..................................     0.25%    1,715,072    10.046273      17,230,082       0.41%        0.29%

   Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
      2003 ..................................     0.25%        3,506     8.748611          30,673       0.04%       14.63%

   Gartmore GVIT Small Cap Growth Fund - Class I
      2003 ..................................     0.25%       18,422    11.719442         215,896       0.00%       15.70%

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 ..................................     0.25%      144,591    11.905679       1,721,454       0.00%       19.12%

   Gartmore GVIT Small Company Fund - Class I
      2003 ..................................     0.25%      148,539     9.632513       1,430,804       0.00%       15.04%

   Gartmore GVIT Total Return Fund - Class I
      2003 ..................................     0.25%       11,910     8.179571          97,419       0.42%       12.14%

   Gartmore GVIT Worldwide Leaders Fund - Class I
      2003 ..................................     0.25%        6,456     6.801151          43,908       0.00%        9.35%

   Goldman Sachs VIT Mid Cap Value Fund
      2003 ..................................     0.25%       15,781    10.706827         168,964       0.00%        8.35%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                 Expense                  Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   J. P. Morgan GVIT Balanced Fund - Class I
      2003 ..................................     0.25%      19,487    $ 9.241919     $  180,097        0.86%        8.60%

   Janus AS - Balanced Portfolio - Service Shares
      2003 ..................................     0.25%       3,210     10.638746         34,150        2.35%        5.98%

   Janus AS - Capital Appreciation Portfolio - Service Shares
      2003 ..................................     0.25%      73,075      5.829583        425,997        0.16%        8.49%

   Janus AS - Global Technology Portfolio - Service Shares
      2003 ..................................     0.25%      18,592      2.857648         53,129        0.00%       18.11%

   Janus AS - International Growth Portfolio - Service Shares
      2003 ..................................     0.25%      38,955      4.958623        193,163        0.90%        6.20%

   MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
      2003 ..................................     0.25%      68,489     12.361437        846,622        2.90%        7.58%

   Neuberger Berman AMT - Fasciano Portfolio - S Class
      2003 ..................................     0.25%       2,382     10.810241         25,750        0.00%        7.43%

   Neuberger Berman AMT - Guardian Portfolio
      2003 ..................................     0.25%      18,900      8.467232        160,031        0.00%       13.88%

   Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2003 ..................................     0.25%     330,800      6.338937      2,096,920        0.00%       12.06%

   Neuberger Berman AMT - Partners Portfolio
      2003 ..................................     0.25%     108,029      9.129811        986,284        0.00%       17.57%

   One Group(R) IT Mid Cap Growth Portfolio
      2003 ..................................     0.25%       2,256     11.187296         25,239        0.00%       11.05%

   One Group(R) IT Mid Cap Value Portfolio
      2003 ..................................     0.25%          87     10.830892            942        0.63%        9.11%

   Oppenheimer Aggressive Growth Fund/VA - Initial Class
      2003 ..................................     0.25%     235,235      5.757406      1,354,343        0.00%       13.58%

   Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2003 ..................................     0.25%     510,159      7.371915      3,760,849        0.43%       12.24%

   Oppenheimer Global Securities Fund/VA - Initial Class
      2003 ..................................     0.25%     264,634      7.286192      1,928,174        0.86%       11.57%

   Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
      2003 ..................................     0.25%      35,716      8.171591        291,857        1.02%       10.21%

   PIMCO VIT Low Duration Portfolio - Administrative Shares
      2003 ..................................     0.25%       4,882     10.421535         50,878        1.05%        2.30%

   PIMCO VIT Real Return Portfolio - Administrative Shares
      2003 ..................................     0.25%      24,703     11.055847        273,113        2.67%        6.68%

   PIMCO VIT Total Return Portfolio - Administrative Shares
      2003 ..................................     0.25%      20,046     10.783687        216,170        1.58%        4.37%

   Pioneer High Yield VCT Portfolio - Class I Shares
      2003 ..................................     0.25%       1,356     12.546477         17,013        4.01%       21.08%

   Royce Capital Fund - Micro Cap
      2003 ..................................     0.25%       4,431     11.810842         52,334        0.00%       16.83%

                                                Contract                                             Investment
                                                 Expense                  Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Strong GVIT Mid Cap Growth Fund - Class I
      2003 ..................................     0.25%       19,626   $ 6.057135     $   118,877       0.00%       22.28%

   Strong Opportunity Fund II, Inc.
      2003 ..................................     0.25%      195,254     8.020747       1,566,083       0.00%       16.01%

   T. Rowe Price Equity Income Portfolio - II
      2003 ..................................     0.25%        6,006    11.065596          66,460       0.96%        9.32%

   T. Rowe Price Mid Cap Growth Portfolio - II
      2003 ..................................     0.25%        2,904    12.082293          35,087       0.00%       17.89%

   Turner GVIT Growth Focus Fund - Class I
      2003 ..................................     0.25%          106     2.680749             284       0.00%       21.96%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2003 ..................................     0.25%       11,886    10.200134         121,239       0.12%       10.27%

   Van Eck WIT - Worldwide Hard Assets Fund
      2003 ..................................     0.25%        2,538    10.322978          26,200       0.50%        6.51%

   Van Kampen UIF - Emerging Markets Debt Portfolio
      2003 ..................................     0.25%       21,500    14.508820         311,940       0.00%       17.39%

   Van Kampen UIF - Mid Cap Growth Portfolio
      2003 ..................................     0.25%       12,293     4.976934          61,181       0.00%       18.49%

   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 ..................................     0.25%       43,521    13.087920         569,599       0.00%       13.89%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
   Reduced Fee Tier (0.40%)

   Aim VIF Basic Value Fund - Series I
      2003 ..................................     0.40%       52,716    11.111688         585,764       0.00%       12.93%

   Aim VIF Capital Development Fund - Series I
      2003 ..................................     0.40%        7,677    11.218298          86,123       0.00%       14.36%

   Alliance VPS Growth & Income Portfolio - Class A
      2003 ..................................     0.40%      139,704    11.526109       1,610,244       2.47%       15.13%

   American Century VP Income & Growth Fund - Class I
      2003 ..................................     0.40%      877,608     9.341937       8,198,559       1.21%       11.80%
      2002 ..................................     0.40%    2,333,231     9.313777      21,731,193       0.96%       -0.10%
      2001 ..................................     0.40%    1,794,162    10.942107      19,631,913       0.80%       -4.00%
      2000 ..................................     0.40%      596,604    12.320813       7,350,646       0.55%       -3.77%
      1999 ..................................     0.40%       64,734    11.930918         772,336       0.01%        9.54%

   American Century VP International Fund - Class I
      2003 ..................................     0.40%    3,496,845     7.748207      27,094,279       0.77%        4.74%
      2002 ..................................     0.40%    2,860,949     8.892011      25,439,590       0.67%       -0.05%
      2001 ..................................     0.40%    1,710,893    10.537256      18,028,118       0.08%      -20.31%
      2000 ..................................     0.40%      630,146    14.970741       9,433,753       0.11%       -6.20%
      1999 ..................................     0.40%       26,600    10.465323         278,378       0.00%        7.14%

   American Century VP Ultra Fund - Class I
      2003 ..................................     0.40%       25,596     8.926375         228,479       0.00%       11.34%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   American Century VP Value Fund - Class I
      2003 ..................................     0.40%      902,664   $11.634414     $10,501,967       1.11%        9.21%
      2002 ..................................     0.40%      866,383    11.739323      10,170,750       0.72%       -0.04%
      2001 ..................................     0.40%      246,737    11.655930       2,875,949       0.90%        7.00%
      2000 ..................................     0.40%       42,132     8.869662         373,697       1.03%       -4.19%
      1999 ..................................     0.40%       16,436    10.585835         173,989       0.99%       12.92%

   Baron Capital Asset Trust
      2003 ..................................     0.40%      120,121    10.855224       1,303,940       0.00%       11.98%

   Comstock GVIT Value Fund - Class I
      2003 ..................................     0.40%       71,094     8.196458         582,719       0.65%       13.02%
      2002 ..................................     0.40%      181,995     8.332926       1,516,551       0.66%       -0.14%
      2001 ..................................     0.40%      112,374    10.123978       1,137,672       0.67%       -8.93%
      2000 ..................................     0.40%       32,417    12.681211         411,087       0.39%        1.55%
      1999 ..................................     0.40%          766    11.620929           8,902       0.26%        9.82%

   Credit Suisse Trust - Global Post-Venture Capital Portfolio
      2003 ..................................     0.40%       13,297     6.575791          87,438       0.00%       18.36%
      2002 ..................................     0.40%       27,399     7.263419         199,010       0.00%       -0.14%
      2001 ..................................     0.40%       22,770     9.563256         217,755       0.00%      -19.76%
      2000 ..................................     0.40%       20,057    15.467356         310,229       0.00%        4.78%
      1999 ..................................     0.40%        2,114    10.199319          21,561       0.00%       12.51%

   Credit Suisse Trust - International Focus Portfolio
      2003 ..................................     0.40%       19,110     6.730360         128,617       0.00%        8.62%
      2002 ..................................     0.40%       32,185     7.631249         245,612       0.00%       -0.02%
      2001 ..................................     0.40%       26,813     8.417725         225,704       0.00%      -16.10%
      2000 ..................................     0.40%       26,290    12.380758         325,490       0.00%       -8.92%
      1999 ..................................     0.40%        3,068     9.491713          29,121       0.00%        6.70%

   Credit Suisse Trust - Large Cap Value Portfolio
      2003 ..................................     0.40%       37,084     9.545414         353,982       0.00%        8.61%
      2002 ..................................     0.40%       52,626    10.342464         544,283       0.00%       -0.10%
      2001 ..................................     0.40%      101,298    11.765980       1,191,870       0.00%        3.10%
      2000 ..................................     0.40%       61,488    10.242976         629,820       0.00%       -2.63%
      1999 ..................................     0.40%       25,512    11.434266         291,711       0.00%       15.02%

   Dreyfus GVIT Mid Cap Index Fund - Class I
      2003 ..................................     0.40%    1,082,556    12.576595      13,614,868       0.24%       11.74%
      2002 ..................................     0.40%      756,360    12.823029       9,698,826       0.15%       -0.04%
      2001 ..................................     0.40%      244,995    13.635218       3,340,560       0.29%        0.46%
      2000 ..................................     0.40%       52,391    12.775205         669,306       0.36%        8.00%

   Dreyfus IP - European Equity Portfolio
      2002 ..................................     0.40%       33,531     8.283327         277,748       0.00%       -0.08%
      2001 ..................................     0.40%       18,320    10.015945         183,492       0.06%      -20.56%
      2000 ..................................     0.40%        7,017    13.207837          92,679       0.00%        2.25%

   Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
      2003 ..................................     0.40%        2,559    11.121325          28,459       0.00%       11.58%

   Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
      2003 ..................................     0.40%       26,095     8.604644         224,538       0.00%       12.41%

                                                Contract                                              Investment
                                                Expense                    Unit         Contract        Income       Total
                                                 Rate*        Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ----------   ----------   --------------   ----------   ---------
   Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
      2003 ..................................     0.40%       182,704   $ 7.685017    $  1,404,083       0.01%       10.05%
      2002 ..................................     0.40%       542,647     8.160791       4,428,429       0.01%       -0.17%
      2001 ..................................     0.40%       389,568    10.967194       4,272,468       0.01%      -14.29%
      2000 ..................................     0.40%        84,957    14.778256       1,255,516       0.01%        2.35%
      1999 ..................................     0.40%        12,696    12.543738         159,255       0.00%       12.55%

   Dreyfus Stock Index Fund
      2003 ..................................     0.40%    10,836,361     9.021982      97,765,454       0.76%       11.42%
      2002 ..................................     0.40%    13,628,050     9.058868     123,454,706       0.63%       -0.13%
      2001 ..................................     0.40%     9,214,227    11.131574     102,568,850       0.51%       -7.02%
      2000 ..................................     0.40%     5,212,941    13.150463      68,552,588       0.51%       -0.75%
      1999 ..................................     0.40%       901,456    12.344504      11,128,027       0.67%       11.92%

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 ..................................     0.40%     1,222,389     9.827114      12,012,556       0.02%        8.29%
      2002 ..................................     0.40%     1,943,798     9.970158      19,379,973       0.01%       -0.09%
      2001 ..................................     0.40%     1,894,650    11.330924      21,468,135       0.02%       -6.44%
      2000 ..................................     0.40%     1,200,157    12.555931      15,069,088       0.01%        2.59%
      1999 ..................................     0.40%       327,171    11.830098       3,870,465       0.01%        7.30%

   Dreyfus VIF - International Value Portfolio - Initial Shares
      2003 ..................................     0.40%        29,003    10.101737         292,981       0.13%        7.15%

   Federated GVIT High Income Bond Fund - Class I
      2003 ..................................     0.40%       803,314    11.392953       9,152,119       4.05%       13.14%
      2002 ..................................     0.40%       534,019     9.746587       5,204,863       4.57%        0.00%
      2001 ..................................     0.40%       200,490     9.627057       1,930,129       4.83%        2.02%
      2000 ..................................     0.40%        51,294    10.153681         520,823       5.18%       -1.69%
      1999 ..................................     0.40%        20,327    10.304749         209,465       4.25%        2.54%

   Federated Quality Bond Fund II - Primary Shares
      2003 ..................................     0.40%     2,883,892    13.267802      38,262,908       3.28%        4.61%
      2002 ..................................     0.40%     3,198,202    11.926987      38,144,914       3.22%        0.02%
      2001 ..................................     0.40%     1,432,608    11.206725      16,054,844       2.33%        3.49%
      2000 ..................................     0.40%       188,968    10.131263       1,914,485       1.20%        2.93%

   Fidelity(R) VIP - Equity-Income Portfolio: Service Class
      2003 ..................................     0.40%     2,831,500     9.762270      27,641,868       1.76%       10.45%
      2002 ..................................     0.40%     2,492,285    10.011730      24,952,085       1.35%       -0.06%
      2001 ..................................     0.40%     1,411,905    11.176442      15,780,074       1.22%       -1.18%
      2000 ..................................     0.40%       284,061    10.174924       2,890,299       1.46%       -2.95%
      1999 ..................................     0.40%        53,083    11.140410         591,366       1.19%       12.45%

   Fidelity(R) VIP - Growth Portfolio: Service Class
      2003 ..................................     0.40%     3,389,418     9.410347      31,895,600       0.20%       13.19%
      2002 ..................................     0.40%     2,851,313     9.633660      27,468,580       0.13%       -0.19%
      2001 ..................................     0.40%     2,650,987    13.156825      34,878,572       0.00%       -9.85%
      2000 ..................................     0.40%     1,408,330    17.274959      24,328,843       0.07%        4.85%
      1999 ..................................     0.40%        99,393    13.751919       1,366,844       0.11%       14.14%

   Fidelity(R) VIP - High Income Portfolio: Service Class
      2003 ..................................     0.40%       811,872     7.903785       6,416,862       6.94%       16.83%
      2002 ..................................     0.40%       688,193     6.262835       4,310,039       9.98%       -0.04%
      2001 ..................................     0.40%       899,155     6.918521       6,220,823      10.33%       -7.38%
      2000 ..................................     0.40%       532,889     9.193344       4,899,032       5.16%       -5.14%
      1999 ..................................     0.40%         5,423     9.693786          52,569       8.01%        7.67%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Fidelity(R) VIP - Overseas Portfolio: Service Class
      2003 ..................................     0.40%      799,561   $ 7.439194    $  5,948,089       0.67%       10.07%
      2002 ..................................     0.40%    1,703,342     8.289411      14,119,702       0.53%       -0.03%
      2001 ..................................     0.40%    1,737,775     9.597940      16,679,060       4.33%      -11.66%
      2000 ..................................     0.40%    1,031,409    12.785880      13,187,472       1.15%       -5.23%
      1999 ..................................     0.40%      244,020    10.254973       2,502,419       0.63%        7.86%

   Fidelity(R) VIP II - Contrafund Portfolio: Service Class
      2003 ..................................     0.40%    2,288,500    11.214064      25,663,385       0.35%        9.32%
      2002 ..................................     0.40%    1,479,976    11.253109      16,654,331       0.65%       -0.01%
      2001 ..................................     0.40%    1,221,263    11.700382      14,289,244       0.60%      -10.18%
      2000 ..................................     0.40%      483,458    13.802556       6,672,956       0.30%       -1.55%
      1999 ..................................     0.40%       51,585    12.580736         648,977       0.34%       10.96%

   Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
      2003 ..................................     0.40%      320,465     7.188206       2,303,568       0.65%       12.65%
      2002 ..................................     0.40%      566,759     7.099131       4,023,496       0.82%       -0.13%
      2001 ..................................     0.40%      525,764     8.765663       4,608,670       0.23%       -8.96%
      2000 ..................................     0.40%      226,104    11.216967       2,536,201       1.08%       -3.89%
      1999 ..................................     0.40%       66,265    11.947796         791,721       0.68%        6.22%

   Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
      2003 ..................................     0.40%       22,210     9.083043         201,734       0.00%       21.28%

   Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
      2003 ..................................     0.40%      345,976    10.172378       3,519,399       4.68%        7.37%

   Gartmore GVIT Emerging Markets Fund - Class I
      2003 ..................................     0.40%       15,462     8.047586         124,432       0.32%       15.96%
      2002 ..................................     0.40%       13,072     7.999007         104,563       0.05%       -0.03%
      2001 ..................................     0.40%        2,199     8.860843          19,485       0.47%        1.80%

   Gartmore GVIT Global Financial Services Fund - Class I
      2003 ..................................     0.40%        1,425     9.797812          13,962       0.00%       13.39%

   Gartmore GVIT Global Health Sciences Fund - Class I
      2003 ..................................     0.40%       21,289    10.490714         223,337       0.00%       26.12%

   Gartmore GVIT Global Technology and Communications Fund - Class I
      2003 ..................................     0.40%      222,926     2.456684         547,659       0.00%       25.69%
      2002 ..................................     0.40%       29,808     2.327280          69,372       0.64%       -0.32%
      2001 ..................................     0.40%       10,115     4.252874          43,018       0.00%      -29.26%

   Gartmore GVIT Global Utilities Fund - Class I
      2003 ..................................     0.40%        3,130     9.581880          29,991       0.13%       10.64%

   Gartmore GVIT Government Bond Fund - Class I
      2003 ..................................     0.40%    8,336,587    14.130345     117,798,850       2.01%        2.92%
      2002 ..................................     0.40%    8,722,035    12.913882     112,635,331       2.37%        0.04%
      2001 ..................................     0.40%    5,610,019    11.885230      66,676,366       2.76%        2.23%
      2000 ..................................     0.40%    2,307,496    10.768906      24,849,208       3.41%        3.82%
      1999 ..................................     0.40%      857,872    10.411381       8,931,632       3.36%       -2.37%

                                                Contract                                               Investment
                                                 Expense                    Unit         Contract        Income       Total
                                                  Rate*       Units      Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ----------   ----------   --------------   ----------   ---------
   Gartmore GVIT Growth Fund - Class I
      2003 ..................................     0.40%        182,355   $ 4.961779    $    904,805       0.00%      14.80%
      2002 ..................................     0.40%        220,001     5.033462       1,107,367       0.00%      -0.17%
      2001 ..................................     0.40%        274,382     6.678422       1,832,439       0.00%     -21.48%
      2000 ..................................     0.40%        164,497    11.687690       1,922,590       0.17%       0.56%
      1999 ..................................     0.40%         22,474    12.501259         280,953       0.31%      11.71%

   Gartmore GVIT ID Aggressive Fund
      2003 ..................................     0.40%          8,512     9.185383          78,186       0.73%      10.66%
      2002 ..................................     0.40%              2     9.480599              19       0.78%      -0.05% 01/25/02

   Gartmore GVIT ID Conservative Fund
      2003 ..................................     0.40%         23,692    10.388984         246,136       1.25%       3.75%
      2002 ..................................     0.40%          2,188     9.991503          21,861       0.94%       0.00% 01/25/02

   Gartmore GVIT ID Moderate Fund
      2003 ..................................     0.40%         22,615     9.804490         221,729       1.03%       7.67%
      2002 ..................................     0.40%            552     9.678064           5,342       1.02%      -0.03% 01/25/02

   Gartmore GVIT ID Moderately Aggressive Fund
      2003 ..................................     0.40%         39,835     9.460679         376,866       0.86%       9.30%

   Gartmore GVIT ID Moderately Conservative Fund
      2003 ..................................     0.40%          8,194    10.151606          83,182       1.19%       5.67%

   Gartmore GVIT International Growth Fund - Class I
      2003 ..................................     0.40%         42,999     5.198707         223,539       0.00%       4.73%
      2002 ..................................     0.40%         11,334     6.062950          68,717       0.00%      -0.08%
      2001 ..................................     0.40%          7,336     7.416129          54,405       0.40%     -19.75%

   Gartmore GVIT Money Market Fund - Class I
      2003 ..................................     0.40%      1,140,837    11.858593      13,528,722       0.37%       0.17%
      2002 ..................................     0.40%     17,481,100    11.792796     206,151,046       0.62%       0.00%
      2001 ..................................     0.40%     11,769,331    11.621155     136,773,220       2.24%       2.11%
      2000 ..................................     0.40%      6,089,902    11.058539      67,345,419       2.92%       2.61%
      1999 ..................................     0.40%      2,471,604    10.535947      26,040,689       2.39%       2.09%

   Gartmore GVIT Money Market Fund - Class V
      2003 ..................................     0.40%     15,452,724    10.035839     155,081,050       0.41%       0.21%

   Gartmore GVIT Nationwide(R) Leaders Fund - Class I
      2003 ..................................     0.40%          2,443     9.003524          21,996       0.25%       6.81%

   Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
      2003 ..................................     0.40%         35,352     7.714665         272,729       0.04%      14.54%
      2002 ..................................     0.40%         59,212     7.711336         456,604       0.00%      -0.15%
      2001 ..................................     0.40%         40,192     9.340562         375,416       0.29%      -0.66%

   Gartmore GVIT Small Cap Growth Fund - Class I
      2003 ..................................     0.40%        298,179    11.646475       3,472,734       0.00%      15.61%
      2002 ..................................     0.40%        304,830    12.184600       3,714,232       0.00%      -0.20%
      2001 ..................................     0.40%        144,088    16.178351       2,331,106       0.00%      -5.24%
      2000 ..................................     0.40%         11,805    21.463633         253,378       0.00%       4.97%

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 ..................................     0.40%      1,437,778    13.350743      19,195,405       0.00%      19.03%
      2002 ..................................     0.40%      1,331,261    13.524923      18,005,203       0.00%      -0.13%
      2001 ..................................     0.40%        341,516    15.824999       5,404,490       0.00%      30.77%
      2000 ..................................     0.40%         97,633    12.104291       1,181,778       0.00%      10.79%
      1999 ..................................     0.40%          3,991    10.590528          42,267       0.00%      23.42%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ---------   ----------   --------------   ----------   ---------
   Gartmore GVIT Small Company Fund - Class I
      2003 ..................................     0.40%     2,632,843   $12.394265     $32,632,154       0.00%       14.96%
      2002 ..................................     0.40%     2,148,578    12.500340      26,857,956       0.00%       -0.05%
      2001 ..................................     0.40%     1,184,106    13.873709      16,427,942       0.11%       -1.54%
      2000 ..................................     0.40%       225,026    13.954146       3,140,046       0.03%        7.41%
      1999 ..................................     0.40%        63,764     9.727700         620,277       0.00%        7.41%

   Gartmore GVIT Total Return Fund - Class I
      2003 ..................................     0.40%       373,218     8.533758       3,184,952       0.42%       12.05%
      2002 ..................................     0.40%       371,980     8.682331       3,229,653       0.33%       -0.06%
      2001 ..................................     0.40%       322,587     9.683519       3,123,777       0.42%       -8.07%
      2000 ..................................     0.40%       135,343    11.146280       1,508,571       0.28%        3.16%
      1999 ..................................     0.40%         3,009    11.212270          33,738       0.41%       10.53%

   Gartmore GVIT U.S. Growth Leaders Fund - Class I
      2003 ..................................     0.40%        34,478    10.408403         358,861       0.00%       26.86%

   Gartmore GVIT Worldwide Leaders Fund - Class I
      2003 ..................................     0.40%        60,258     7.284218         438,932       0.00%        9.27%
      2002 ..................................     0.40%        82,530     8.444777         696,947       1.50%       -0.06%
      2001 ..................................     0.40%     1,390,096     9.486334      13,186,915       1.07%      -14.48%
      2000 ..................................     0.40%       862,139    12.596704      10,860,110       1.01%       -0.83%
      1999 ..................................     0.40%       232,985    11.249540       2,620,974       0.53%        8.43%

   Goldman Sachs VIT Mid Cap Value Fund
      2003 ..................................     0.40%       502,775    10.693627       5,376,488       0.00%        8.27%

   J. P. Morgan GVIT Balanced Fund - Class I
      2003 ..................................     0.40%       914,378     9.075484       8,298,423       0.86%        8.52%
      2002 ..................................     0.40%       624,567     8.745233       5,461,984       1.10%       -0.09%
      2001 ..................................     0.40%       425,868     9.796636       4,172,074       1.22%       -1.85%
      2000 ..................................     0.40%       226,107    10.305507       2,330,147       1.66%        2.48%
      1999 ..................................     0.40%         9,032    10.584906          95,603       2.02%        5.75%

   Janus AS - Balanced Portfolio - Service Shares
      2003 ..................................     0.40%       187,998    10.625633       1,997,598       2.35%        5.90%

   Janus AS - Capital Appreciation Portfolio - Service Shares
      2003 ..................................     0.40%     2,058,405     5.799687      11,938,105       0.16%        8.41%
      2002 ..................................     0.40%     1,966,676     5.926919      11,656,329       0.21%       -0.07%
      2001 ..................................     0.40%     1,454,253     7.075945      10,290,214       0.75%      -13.77%
      2000 ..................................     0.40%       108,534     9.661261       1,048,575       0.09%       -3.39% 01/27/00

   Janus AS - Global Technology Portfolio - Service Shares
      2003 ..................................     0.40%       661,712     2.842980       1,881,234       0.00%       18.02%
      2002 ..................................     0.40%       710,158     2.874473       2,041,330       0.00%       -0.30%
      2001 ..................................     0.40%       536,089     4.846864       2,598,350       0.64%      -26.09%
      2000 ..................................     0.40%       169,582     9.793559       1,660,811       0.00%       -2.06% 01/27/00

   Janus AS - International Growth Portfolio - Service Shares
      2003 ..................................     0.40%     2,355,526     4.933199      11,620,279       0.90%        6.12%
      2002 ..................................     0.40%     3,037,681     5.511040      16,740,781       0.36%       -0.12%
      2001 ..................................     0.40%     1,655,786     6.948904      11,505,898       0.62%      -15.70%
      2000 ..................................     0.40%        93,205    10.121953         943,417       0.00%        1.22% 01/27/00

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                ---------   ---------   ----------   --------------   ----------   ---------
   MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
      2003 ..................................     0.40%     1,028,204   $12.667956     $13,025,243       2.90%        7.50%
      2002 ..................................     0.40%       702,160    11.241499       7,893,331       2.29%        0.02%
      2001 ..................................     0.40%     1,590,910    10.694913      17,014,644       3.02%        0.56%
      2000 ..................................     0.40%       934,744    10.336948       9,662,400       3.53%        2.28%
      1999 ..................................     0.40%       212,826     9.862919       2,099,086       4.00%       -1.28%

   Neuberger Berman AMT - Fasciano Portfolio - S Class
      2003 ..................................     0.40%        31,616    10.796923         341,356       0.00%        7.35%

   Neuberger Berman AMT - Guardian Portfolio
      2003 ..................................     0.40%       550,164     8.806236       4,844,874       0.00%       13.79%
      2002 ..................................     0.40%       954,613     9.363567       8,938,583       0.62%       -0.11%
      2001 ..................................     0.40%       251,882    10.917855       2,750,011       0.34%        1.39%
      2000 ..................................     0.40%        31,859    11.067843         352,610       0.53%        3.53%
      1999 ..................................     0.40%        11,030    10.928637         120,543       0.26%       17.02%

   Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2003 ..................................     0.40%     1,259,728     9.439417      11,891,098       0.00%       11.97%
      2002 ..................................     0.40%     1,911,843     9.900924      18,929,012       0.00%       -0.17%
      2001 ..................................     0.40%     1,413,734    13.794987      19,502,442       0.00%      -13.56%
      2000 ..................................     0.40%       444,906    19.491297       8,671,795       0.00%       12.57%
      1999 ..................................     0.40%        48,717    11.852112         577,399       0.00%        4.92%

   Neuberger Berman AMT - Partners Portfolio
      2003 ..................................     0.40%       316,095     8.604130       2,719,722       0.00%       17.49%
      2002 ..................................     0.40%       309,821     8.722515       2,702,418       0.48%       -0.10%
      2001 ..................................     0.40%       278,967     9.931453       2,770,548       0.35%       -0.84%
      2000 ..................................     0.40%       106,476     9.911052       1,055,289       0.75%       -0.74%
      1999 ..................................     0.40%        53,288    10.555488         562,481       1.09%       13.05%

   One Group(R) IT Mid Cap Growth Portfolio
      2003 ..................................     0.40%        99,480    11.174196       1,111,609       0.00%       10.96%

   One Group(R) IT Mid Cap Value Portfolio
      2003 ..................................     0.40%        45,925    10.818213         496,826       0.63%        9.03%

   Oppenheimer Aggressive Growth Fund/VA - Initial Class
      2003 ..................................     0.40%     2,525,449     8.750352      22,098,568       0.00%       13.49%
      2002 ..................................     0.40%     2,550,591     8.854359      22,583,848       0.61%       -0.17%
      2001 ..................................     0.40%     2,065,019    11.409356      23,560,537       0.89%      -27.14%
      2000 ..................................     0.40%       557,988    21.426999      11,956,008       0.00%       20.97%
      1999 ..................................     0.40%        31,562    11.698025         369,213       0.00%       20.77%

   Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2003 ..................................     0.40%     4,598,947    10.632110      48,896,510       0.43%       12.15%
      2002 ..................................     0.40%     3,549,322    10.494866      37,249,659       0.53%       -0.19%
      2001 ..................................     0.40%     2,126,632    14.187344      30,171,260       0.61%       -5.07%
      2000 ..................................     0.40%       386,244    16.423157       6,343,346       0.12%        9.20%
      1999 ..................................     0.40%        13,811    12.321204         170,168       0.29%       15.59%

   Oppenheimer Global Securities Fund/VA - Initial Class
      2003 ..................................     0.40%     1,673,816     7.251685      12,137,986       0.86%       11.49%
      2002 ..................................     0.40%     1,337,566     7.769503      10,392,223       0.47%       -0.07%
      2001 ..................................     0.40%       691,996     8.753305       6,057,252       0.41%       -8.56%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
   Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
      2003 ..................................     0.40%    1,090,820   $ 7.847273     $ 8,559,962       1.02%       10.13%
      2002 ..................................     0.40%      664,669     8.174538       5,433,362       0.67%       -0.07%
      2001 ..................................     0.40%      512,455     9.241561       4,735,884       0.50%       -6.14%
      2000 ..................................     0.40%      183,442    10.835167       1,987,625       0.36%       -0.01%
      1999 ..................................     0.40%       41,479    10.227355         424,220       0.45%       14.41%

   PIMCO VIT Low Duration Portfolio - Administrative Shares
      2003 ..................................     0.40%      340,516    10.408655       3,544,314       1.05%        2.22%

   PIMCO VIT Real Return Portfolio - Administrative Shares
      2003 ..................................     0.40%      518,169    11.042000       5,721,622       2.67%        6.60%

   PIMCO VIT Total Return Portfolio - Administrative Shares
      2003 ..................................     0.40%    2,297,160    10.770182      24,740,831       1.58%        4.29%

   Pioneer High Yield VCT Portfolio - Class I Shares
      2003 ..................................     0.40%       91,125    12.530969       1,141,885       4.01%       20.99%

   Royce Capital Fund - Micro Cap
      2003 ..................................     0.40%      282,263    11.796301       3,329,659       0.00%       16.74%

   Strong GVIT Mid Cap Growth Fund - Class I
      2003 ..................................     0.40%      522,645     8.682800       4,538,022       0.00%       22.19%
      2002 ..................................     0.40%    1,022,503     8.622836       8,816,876       0.00%       -0.24%
      2001 ..................................     0.40%      986,704    14.043826      13,857,099       0.00%      -13.94%
      2000 ..................................     0.40%      351,535    20.297188       7,135,172       0.00%        4.83%
      1999 ..................................     0.40%        1,308    13.175713          17,234       0.00%       25.22%

   Strong Opportunity Fund II, Inc.
      2003 ..................................     0.40%    1,916,906     7.982763      15,302,206       0.00%       15.92%
      2002 ..................................     0.40%    1,788,499     7.999154      14,306,479       0.00%       -0.15%
      2001 ..................................     0.40%      743,632     9.835165       7,313,743       0.09%       -0.16%

   T. Rowe Price Equity Income Portfolio - II
      2003 ..................................     0.40%      709,234    11.051965       7,838,429       0.96%        9.24%

   T. Rowe Price Mid Cap Growth Portfolio - II
      2003 ..................................     0.40%      150,890    12.067409       1,820,851       0.00%       17.80%

   Turner GVIT Growth Focus Fund - Class I
      2003 ..................................     0.40%       28,741     2.669708          76,730       0.00%       21.87%
      2002 ..................................     0.40%       11,356     2.490519          28,282       0.00%       -0.35%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2003 ..................................     0.40%      192,928     7.611491       1,468,470       0.12%       10.19%
      2002 ..................................     0.40%      149,791     7.615025       1,140,662       0.16%        0.07%
      2001 ..................................     0.40%       87,569     7.236408         633,685       0.00%       -0.92%
      2000 ..................................     0.40%       54,197    11.026051         597,579       0.00%      -12.59%
      1999 ..................................     0.40%        2,683     9.209003          24,708       0.00%       45.64%

   Van Eck WIT - Worldwide Hard Assets Fund
      2003 ..................................     0.40%       66,689     8.405896         560,581       0.50%        6.43%
      2002 ..................................     0.40%       23,216     8.905692         206,755       0.58%        0.09%
      2001 ..................................     0.40%       41,941     8.820502         369,941       0.96%       -3.60%
      2000 ..................................     0.40%        2,016     8.552782          17,242       1.11%        3.72%
      1999 ..................................     0.40%          134     8.074329           1,082       1.12%       18.01%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
   Van Kampen UIF - Emerging Markets Debt Portfolio
      2003 ..................................     0.40%    199,668   $13.534279   $    2,702,362      0.00%       17.31%
      2002 ..................................     0.40%    146,488    10.600221        1,552,805      0.00%        0.00%
      2001 ..................................     0.40%     69,006    10.113332          697,881      0.00%        4.57%
      2000 ..................................     0.40%     26,949     9.266834          249,732      0.00%        6.30%
      1999 ..................................     0.40%        158     7.626214            1,205      0.00%       12.73%

   Van Kampen UIF - Mid Cap Growth Portfolio
      2003 ..................................     0.40%    199,427     4.953343          987,830      0.00%       18.40%
      2002 ..................................     0.40%    266,098     4.966341        1,321,533      0.00%       -0.19%
      2001 ..................................     0.40%     74,898     7.157233          536,062      0.00%      -17.41%

   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 ..................................     0.40%    726,418    13.484881        9,795,660      0.00%       13.81%
      2002 ..................................     0.40%    578,538    13.215439        7,645,634      0.00%        0.10%
      2001 ..................................     0.40%    290,549    11.822324        3,434,964      0.00%        7.86%
      2000 ..................................     0.40%     31,026     9.800269          304,063      4.24%       14.05%
      1999 ..................................     0.40%      1,068     9.668428           10,326      5.72%        8.29%
                                                                                  --------------

Contract Owners' Equity Total By Year

   2003 .......................................................................   $2,705,040,626
                                                                                  ==============
   2002 .......................................................................   $2,222,910,901
                                                                                  ==============
   2001 .......................................................................   $1,823,161,461
                                                                                  ==============
   2000 .......................................................................   $1,022,780,309
                                                                                  ==============
   1999 .......................................................................   $  266,837,469
                                                                                  ==============

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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